Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document Information [Line Items]
Entity Registrant Name	Xerox Corporation
Entity Central Index Key	0000108772
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,331,884,794
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 14,610,164,902

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Sales	$ 7,126		$ 7,234		$ 6,646
Service, outsourcing and rentals	14,868		13,739		7,820
Finance income	632		660		713
Total Revenues	22,626		21,633		15,179
Costs and Expenses
Cost of sales	4,697		4,741		4,395
Cost of service, outsourcing and rentals	10,269		9,195		4,488
Equipment financing interest	231		246		271
Research, development and engineering expenses	721		781		840
Selling, administrative and general expenses	4,497		4,594		4,149
Restructuring and asset impairment charges	33		483		(8)
Acquisition-related costs	0		77		72
Amortization of intangible assets	398		312		60
Curtailment gain	(107)		0		0
Other expenses, net	322		389		285
Total Costs and Expenses	21,061		20,818		14,552
Income before Income Taxes and Equity Income	1,565		815		627
Income tax expense	386	[1]	256	[1]	152	[1]
Equity in net income of unconsolidated affiliates	149		78		41
Net Income	1,328		637		516
Less: Net income attributable to noncontrolling interests	33		31		31
Net Income Attributable to Xerox	$ 1,295		$ 606		$ 485
Basic Earnings per Share (in dollars per share)	$ 0.92		$ 0.44		$ 0.56
Diluted Earnings per Share (in dollars per share)	$ 0.9		$ 0.43		$ 0.55

[1]	(4)Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Income	$ 1,328		$ 637		$ 516
Less: Net income attributable to noncontrolling interests	33		31		31
Net Income Attributable to Xerox	1,295		606		485
Translation adjustments	(105)	[1]	(35)	[1]	596	[1]
Unrealized gains (losses), net	12	[1]	12	[1]	2	[1]
Changes in benefit plans net actuarial losses and prior service credits	(636)	[1]	23	[1]	(169)	[1]
Other Comprehensive Income, net, including portion attributable to noncontrolling interests	(729)	[1]	0	[1]	429	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1)	[1]	0	[1]	1	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(728)	[1]	0	[1]	428	[1]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	599		637		945
Less: Comprehensive income attributable to noncontrolling interests	32		31		32
Comprehensive Income - Xerox	$ 567		$ 606		$ 913

[1]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.

Consolidated Balance Sheets (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 902	$ 1,211
Accounts receivable, net	2,600	2,826
Less: Billed portion of finance receivables, net	166	198
Finance receivables, net	2,165	2,287
Inventories	1,021	991
Other current assets	1,058	1,126
Total current assets	7,912	8,639
Finance receivables due after one year, net	4,031	4,135
Equipment on operating leases, net	533	530
Land, buildings and equipment, net	1,612	1,671
Investments in affiliates, at equity	1,395	1,291
Intangible assets, net	3,042	3,371
Goodwill	8,803	8,649
Deferred tax assets, long-term	672	540
Other long-term assets	2,116	1,774
Total Assets	30,116	30,600
Liabilities and Equity
Short-term debt and current portion of long-term debt	1,545	1,370
Accounts payable	2,016	1,968
Accrued compensation and benefits costs	757	901
Unearned income	432	371
Other current liabilities	1,631	1,807
Total current liabilities	6,381	6,417
Long-term debt	7,088	7,237
Liability to subsidiary trust issuing preferred securities	0	650
Pension and other benefit liabilities	2,487	2,071
Post-retirement medical benefits	925	920
Other long-term liabilities	861	797
Total Liabilities	17,742	18,092
Series A Convertible Preferred Stock	349	349
Common stock	1,353	1,398
Additional paid-in capital	6,317	6,580
Treasury stock	(124)	0
Retained earnings	7,046	6,016
Accumulated other comprehensive loss	(2,716)	(1,988)
Xerox shareholders' equity	11,876	12,006
Noncontrolling interests	149	153
Total Equity	12,025	12,159
Total Liabilities and Equity	$ 30,116	$ 30,600
Shares of common stock issued (in shares)	1,352,849	1,397,578
Treasury stock (in shares)	(15,508)	0
Shares of common stock outstanding (in shares)	1,337,341	1,397,578

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 1,328,000,000	$ 637,000,000	$ 516,000,000
Adjustments required to reconcile net income to cash flows from operating activities:
Depreciation and amortization	1,251,000,000	1,097,000,000	698,000,000
Provision for receivables	154,000,000	180,000,000	289,000,000
Provision for inventory	39,000,000	31,000,000	52,000,000
Deferred Income Tax Expense (Benefit)	203,000,000	(2,000,000)	120,000,000
Net gain on sales of businesses and assets	(9,000,000)	(18,000,000)	(16,000,000)
Undistributed equity in net income of unconsolidated affiliates	(86,000,000)	(37,000,000)	(25,000,000)
Stock-based compensation	123,000,000	123,000,000	85,000,000
Restructuring and asset impairment charges	33,000,000	483,000,000	(8,000,000)
Curtailment gain	(107,000,000)	0	0
Payments for restructurings	(218,000,000)	(213,000,000)	(270,000,000)
Contributions to pension benefit plans	(426,000,000)	(237,000,000)	(122,000,000)
Increase in accounts receivable and billed portion of finance receivables	(296,000,000)	(118,000,000)	467,000,000
Collections of deferred proceeds from sales of receivables	380,000,000	218,000,000	0
Increase in inventories	(124,000,000)	(151,000,000)	319,000,000
Increase in equipment on operating leases	(298,000,000)	(288,000,000)	(267,000,000)
Decrease in finance receivables	90,000,000	129,000,000	248,000,000
Increase in other current and long-term assets	(249,000,000)	(98,000,000)	129,000,000
Increase (decrease) in accounts payable and accrued compensation	82,000,000	615,000,000	157,000,000
Increase (decrease) in other current and long-term liabilities	(22,000,000)	(9,000,000)	(128,000,000)
Net change in income tax assets and liabilities	89,000,000	229,000,000	(18,000,000)
Net change in derivative assets and liabilities	39,000,000	85,000,000	(56,000,000)
Other operating, net	(15,000,000)	70,000,000	38,000,000
Net cash provided by operating activities	1,961,000,000	2,726,000,000	2,208,000,000
Cash Flows from Investing Activities:
Cost of additions to land, buildings and equipment	(338,000,000)	(355,000,000)	(95,000,000)
Proceeds from sales of land, buildings and equipment	28,000,000	52,000,000	17,000,000
Cost of additions to internal use software	(163,000,000)	(164,000,000)	(98,000,000)
Acquisitions, net of cash acquired	(212,000,000)	(1,734,000,000)	(163,000,000)
Net change in escrow and other restricted investments	(10,000,000)	20,000,000	(6,000,000)
Other investing, net	20,000,000	3,000,000	2,000,000
Net cash used in investing activities	(675,000,000)	(2,178,000,000)	(343,000,000)
Cash Flows from Financing Activities:
Net payments on other debt	49,000,000	(3,056,000,000)	866,000,000
Payment of liability to subsidiary trust issuing preferred securities	(670,000,000)	0	0
Common stock dividends	(241,000,000)	(215,000,000)	(149,000,000)
Preferred stock dividends	(24,000,000)	(15,000,000)	0
Proceeds from issuances of common stock	44,000,000	183,000,000	1,000,000
Excess tax benefits from stock-based compensation	6,000,000	24,000,000	0
Payments to acquire treasury stock, including fees	(701,000,000)	0	0
Repurchases related to stock-based compensation	(27,000,000)	(15,000,000)	(12,000,000)
Other financing	(22,000,000)	(22,000,000)	(14,000,000)
Net cash used in financing activities	(1,586,000,000)	(3,116,000,000)	692,000,000
Effect of exchange rate changes on cash and cash equivalents	(9,000,000)	(20,000,000)	13,000,000
Decrease in cash and cash equivalents	(309,000,000)	(2,588,000,000)	2,570,000,000
Cash and cash equivalents at beginning of period	1,211,000,000	3,799,000,000	1,229,000,000
Cash and Cash Equivalents at End of Period	$ 902,000,000	$ 1,211,000,000	$ 3,799,000,000

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Per Share data, unless otherwise specified		Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]		Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Parent [Member]	Noncontrolling Interest [Member]	Stockholders' Equity, Total [Member]
Balance at Dec. 31, 2008			$ 866	[1]	$ 2,447	$ 0	[1]	$ 5,341	$ (2,416)	[2]	$ 6,238	$ 120	$ 6,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		913	0	[1]	0	0	[1]	485	428	[2]	913	32	945
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(152)	0	[2]	(152)	0	(152)
Stock option and incentive plans			5	[1]	67	0	[1]	0	0	[2]	72	0	72
Tax benefit loss on stock option and incentive plans, net		21	0	[1]	(21)	0	[1]	0	0	[2]	(21)	0	(21)
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(11)	(11)
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2009			871	[1]	2,493	0	[1]	5,674	(1,988)	[2]	7,050	141	7,191
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		606	0	[1]	0	0	[1]	606	0	[2]	606	31	637
ACS Acquisition	[4]		490	[1]	3,825	0	[1]	0	0	[2]	4,315	0	4,315
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(243)	0	[2]	(243)	0	(243)
Cash dividends declared-preferred stock	[5]		0	[1]	0	0	[1]	(21)	0	[2]	(21)	0	(21)
Stock option and incentive plans			37	[1]	256	0	[1]	0	0	[2]	293	0	293
Tax benefit loss on stock option and incentive plans, net		(6)	0	[1]	(6)	0	[1]	0	0	[2]	6	0	(6)
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(19)	(19)
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2010		12,006	1,398	[1]	6,580	0	[1]	6,016	(1,988)	[2]	12,006	153	12,159
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		567	0		0	0		1,295	(728)		567	32	599
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(241)	0	[2]	(241)	0	(241)
Cash dividends declared-preferred stock	[5]		0	[1]	0	0	[1]	(24)	0	[2]	(24)	0	(24)
Contribution of common stock to U.S. pension plan	[6]		17	[1]	113	0	[1]	0	0	[2]	130	0	130
Stock option and incentive plans			11	[1]	129	0	[1]	0	0	[2]	140	0	140
Tax benefit loss on stock option and incentive plans, net		1	0	[1]	(1)	0	[1]	0	0	[2]	(1)	0	(1)
Payments to acquire treasury stock, including fees			0	[1]	0	(701)	[1]	0	0	[2]	(701)	0	(701)
Cancellation of Treasury Stock			(73)		(504)	577		0	0		0	0	0
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(37)	(37)
Other			0	[1]	0	0	[1]	0	0	[2]	0	1	1
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2011		$ 11,876	$ 1,353	[1]	$ 6,317	$ (124)	[1]	$ 7,046	$ (2,716)	[2]	$ 11,876	$ 149	$ 12,025

[1]	(1)Refer to Note 18 - Shareholders' Equity for rollforward of related shares.
[2]	(6)Refer to Note 19 - Comprehensive Income for components.
[3]	(2)Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2011, 2010 and 2009.
[4]	(4)Refer to Note 3 - Acquisitions for additional information.
[5]	(3)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010 and 2011.
[6]	(5)Refer to Note 14 - Employee Benefit Plans for additional information regarding pension plan contributions.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
References herein to “we,” “us,” “our,” the “Company” and “Xerox” refer to Xerox Corporation and its consolidated subsidiaries unless the context specifically requires otherwise.
Description of Business and Basis of Presentation
We are a $22.6 billion global enterprise for business process and document management. We offer business process outsourcing and IT outsourcing services, including data processing, healthcare solutions, human resource benefits management, finance support, transportation solutions and customer relationship management services for commercial and government organizations worldwide. The company also provides extensive leading-edge document technology, services, software and genuine Xerox supplies for graphic communication and office printing environments of any size.
Basis of Consolidation
The Consolidated Financial Statements include the accounts of Xerox Corporation and all of our controlled subsidiary companies. All significant intercompany accounts and transactions have been eliminated. Investments in business entities in which we do not have control, but we have the ability to exercise significant influence over operating and financial policies (generally 20% to 50% ownership) are accounted for using the equity method of accounting. Operating results of acquired businesses are included in the Consolidated Statements of Income from the date of acquisition.
We consolidate variable interest entities if we are deemed to be the primary beneficiary of the entity. Operating results for variable interest entities in which we are determined to be the primary beneficiary are included in the Consolidated Statements of Income from the date such determination is made.
For convenience and ease of reference, we refer to the financial statement caption “Income before Income Taxes and Equity Income” as “pre-tax income” throughout the Notes to the Consolidated Financial Statements.
Use of Estimates
The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are used for, but not limited to: (i) allocation of revenues and fair values in leases and other multiple element arrangements; (ii) accounting for residual values; (iii) economic lives of leased assets; (iv) revenue recognition for services under the percentage-of-completion method; (v) allowance for doubtful accounts; (vi) inventory valuation; (vii) restructuring and related charges; (viii) asset impairments; (ix) depreciable lives of assets; (x) useful lives of intangible assets; (xi) amortization period for customer contract costs; (xii) pension and post-retirement benefit plans; (xiii) income tax reserves and valuation allowances; and (xiv) contingency and litigation reserves. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our Consolidated Financial Statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from those estimates.

The following table summarizes certain significant charges that require management estimates for the three years ended December 31, 2011:

	Year Ended December 31,
Expense/(Income)	2011	2010	2009
Provision for restructuring and asset impairments	$33	$483	$(8)
Provisions for receivables(1)	154	180	289
Provisions for litigation and regulatory matters	11	(4)	9
Provisions for obsolete and excess inventory	39	31	52
Provision for product warranty liability	30	33	34
Depreciation and obsolescence of equipment on operating leases	294	313	329
Depreciation of buildings and equipment	405	379	247
Amortization of internal use software	91	70	53
Amortization of product software	11	7	5
Amortization of acquired intangible assets(2)	401	316	64
Amortization of customer contract costs	49	12	—
Defined pension benefits - net periodic benefit cost(3)	177	304	232
Other post-retirement benefits - net periodic benefit cost	14	32	26
Income tax expense(4)	386	256	152

(1)	Includes net receivable adjustments of $(3), $(8) and $(2) for 2011, 2010 and 2009, respectively.

(2)	Includes amortization of approximately $3 for patents, which is included in cost of sales for each period presented.

(3)	2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.

(4)	Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.
Changes in Estimates
In the ordinary course of accounting for items discussed above, we make changes in estimates as appropriate and as we become aware of circumstances surrounding those estimates. Such changes and refinements in estimation methodologies are reflected in reported results of operations in the period in which the changes are made and, if material, their effects are disclosed in the Notes to the Consolidated Financial Statements.

New Accounting Standards and Accounting Changes
Goodwill:
In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, which allows an entity to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that a potential exposure exists, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. We adopted ASU 2011-08 in connection with our annual impairment test performed in the fourth quarter of 2011. The adoption of this update did not have a material effect on our financial condition or results of operations.

Presentation of Comprehensive Income:
In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220)—Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the Statement of Shareholders' Equity. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share. In December 2011, the FASB issued ASU 2011-12, which deferred the effective date of guidance pertaining to the reporting of reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05. We adopted ASU 2011-05 effective for our fiscal year ending December 31, 2011 and have retrospectively applied the new presentation of comprehensive income to prior periods presented. We elected to present comprehensive income in two separate but consecutive statements. Note 19 - Comprehensive Income provides details regarding the gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and the related tax effects. Other than the change in presentation and disclosure, the update did not have an impact on our financial condition or results of operations.

Receivables:
In April 2011, the FASB issued ASU 2011-02, to provide additional guidance on a creditor’s determination of whether a restructuring qualifies as a troubled debt restructuring. This guidance was provided to assist a creditor in determining whether it has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining if a restructuring constitutes a troubled debt restructuring. The update was effective for our third quarter beginning July 1, 2011 and did not have a material effect on our financial condition, results of operations or disclosures as renegotiations and modifications of our finance receivables only occur on a limited basis and typically do not have a material impact.
Fair Value Accounting:
In May 2011, the FASB issued ASU 2011-04, which amended Fair Value Measurements and Disclosures - Overall (ASC Topic 820-10) to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for level 3 fair value measurements. ASU 2011-04 is effective for our fiscal year beginning January 1, 2012 and must be applied prospectively. Early adoption is not permitted. We do not expect this update to have a material effect on financial condition or results of operations.

In 2010, the FASB issued ASU No. 2010-06, which amended Fair Value Measurements and Disclosures - Overall (ASC Topic 820-10). This update required a gross presentation of activities within the rollforward of Level 3 measurements and added a new requirement to disclose transfers in and out of Level 1 and 2 measurements. The update also clarified the existing disclosure requirements in ASC 820-10 regarding: i) the level of disaggregation of fair value measurements; and ii) the disclosures regarding inputs and valuation techniques. This update was effective for our fiscal year beginning January 1, 2010 except for the gross presentation of the Level 3 rollforward information, which was effective for our fiscal year beginning January 1, 2011. The principal impact from this update was expanded disclosures regarding our fair value measurements.
Other Accounting Changes:
In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the Balance Sheet and instruments and transactions subject to an agreement similar to a master netting arrangement to enable users of its financial statements to understand the effects of offsetting and related arrangements on its financial position. This update is effective for our fiscal year beginning January 1, 2013 and must be applied retrospectively. The principle impact from this update will be to expand disclosures regarding our financial instruments. We currently report our derivative assets and liabilities on a gross basis in the Balance Sheet even in those instances where offsetting may be allowed under a master netting agreement.

In 2009, the FASB issued ASU 2009-16, which amended Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets. This update removed the concept of a qualifying special-purpose entity and removed the exception from applying consolidation guidance to these entities. This update also clarified the requirements for isolation and limitations on portions of financial assets that are eligible for sale accounting. We adopted this update effective for our fiscal year beginning January 1, 2010. Certain accounts receivable sale arrangements were modified in order to qualify for sale accounting under this updated guidance. The adoption of this update did not have a material effect on our financial condition or results of operations.

Except for the ASU's discussed above, the remaining ASU's issued by the FASB during the year entail technical corrections to existing guidance or affect guidance related to unique/infrequent transactions or specialized industries/entities and therefore have minimal, if any, impact on the Company.
Summary of Accounting Policies
Revenue Recognition
We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when earned. More specifically, revenue related to services and sales of our products is recognized as follows:
Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer's shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.
Services: Technical service revenues are derived primarily from maintenance contracts on our equipment sold to customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.
Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
In connection with our services arrangements, we incur costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Initial direct costs of an arrangement are capitalized and amortized over the contractual service period. We also capitalize certain incremental direct costs that are related to the contract origination or transition, implementation and setup activities and amortize them over the term of the arrangement. From time to time, we also provide certain inducements to customers in the form of various arrangements, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $294 and $134 at December 31, 2011 and 2010, respectively, and are amortized over a weighted average period of approximately eight years. Amortization expense associated with customer-related contract costs at December 31, 2011 is expected to be approximately $80 million in 2012.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.
Revenues on certain fixed price contracts where we provide information technology system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement. During 2011 and 2010, we recognized approximately $320 and $270, respectively, of revenue using the percentage-of-completion accounting method.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period. Due to the long-term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, we revise our cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.
Sales to distributors and resellers: We utilize distributors and resellers to sell many of our technology products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. Distributors and resellers participate in various cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.
In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.
Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales contract terms.
Software: Most of our equipment has both software and non-software components that function together to deliver the equipment's essential functionality and therefore they are accounted for together as part of equipment sales revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. VSOE of fair value is based on the price charged when the deliverable is sold separately by us on a regular basis and not as part of the multiple-element arrangement. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.
Leases: The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease.
We consider the economic life of most of our products to be five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases are for original terms longer than five years. There is no significant after-market for our used equipment. We believe five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values, if any, are established at lease inception using estimates of fair value at the end of the lease term.
With respect to fair value, we perform an analysis of equipment fair value based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for our leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for us to determine that such lease prices are indicative of fair value.
The vast majority of our leases that qualify as sales-type are non-cancelable and include cancellation penalties approximately equal to the full value of the lease receivables. A portion of our business involves sales to governmental units. Certain of our governmental contracts may have cancellation provisions or renewal clauses that are required by law, such as 1) those dependent on fiscal funding outside of a governmental unit's control, 2) those that can be canceled if deemed in the best interest of the governmental unit's taxpayers or 3) those that must be renewed each fiscal year, given limitations that may exist on entering into multi-year contracts that are imposed by statute. In these circumstances, we carefully evaluate these contracts to assess whether cancellation is remote and that they are offered only in instances where required by law. Where such contract terms are not legally required, we consider the arrangement to be cancellable and account for the lease as an operating lease.
Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Approximately 40% of our equipment sales revenue is related to sales made under bundled lease arrangements. These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include maintenance and executory costs, equipment and financing, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and executory costs plus profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted above under “Leases.”

Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•	Outright sales of equipment with a related full-service maintenance agreement.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method - see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.
A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

If these criteria are not met, the arrangement is accounted for as one unit of accounting which would result in revenue being recognized ratably over the contract term or being deferred until the earlier of when such criteria are met or when the last undelivered element is delivered.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price. When VSOE cannot be established, we attempt to establish the selling price of each deliverable based on third-party evidence ("TPE"). TPE is determined based on competitor prices for similar deliverables when sold separately. In substantially all our multiple-element arrangements we allocate revenue based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.
The objective of using an estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, including money-market funds, and investments with original maturities of three months or less.
Restricted Cash and Investments
As more fully discussed in Note 16 - Contingencies and Litigation, various litigation matters in Brazil require us to make cash deposits to escrow as a condition of continuing the litigation. In addition, as more fully discussed in Note 4 - Receivables, Net, we continue to service the receivables sold under most of our accounts receivable sale agreements. As servicer, we may collect cash related to sold receivables prior to month-end that will be remitted to the purchaser the following month. Since we are acting on behalf of the purchaser in our capacity as servicer, such cash collected is reported as restricted cash. These cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released (refer to Note 10 - Supplementary Financial Information for classification of amounts).

Restricted cash amounts were as follows:

	December 31,
	2011	2010
Tax and labor litigation deposits in Brazil	$240	$276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$343	$371

Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value. Salvage value consists of the estimated market value (generally determined based on replacement cost) of the salvageable component parts, which are expected to be used in the remanufacturing process. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.
Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 5 - Inventories and Equipment on Operating Leases, Net and Note 6 - Land, Buildings and Equipment, Net for further discussion.
Software - Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Useful lives of Internal Use Software generally vary from three to ten years. Amounts expended for Internal Use Software are included in Cash Flows from Investing.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility and amortize these costs based on estimated future revenues (“Product Software”). In recognition of the uncertainties involved in estimating revenue, that amortization is not less than straight-line amortization over the software's remaining estimated economic life. Useful lives of Product Software generally vary from three to ten years. Amounts expended for Product Software are included in Cash Flows from Operations.

	Year Ended December 31,
Additions to:	2011	2010	2009
Internal use software	$163	$164	$98
Product software	108	70	1

	December 31,
Capitalized costs, net:	2011	2010
Internal use software	$545	$468
Product software	256	145

Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of acquired net assets in a business combination, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Goodwill is not amortized but rather is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (a "component") if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

As noted previously, in the fourth quarter of 2011, we early adopted ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, which allows an entity to use a qualitative approach to test goodwill for impairment. As a result, in performing our annual impairment test, we first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, including allocated goodwill. If it is concluded that this is the case for one or more reporting units, we would then perform a detailed quantitative assessment. In 2011, after completing our annual qualitative reviews for each of our reporting units, we concluded that it was not more likely than not that the carrying value of any of our reporting units exceeded its fair value and therefore, further quantitative analysis was not required.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company. Refer to Note 8 - Goodwill and Intangible Assets, Net for further information.
Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.
Treasury Stock
We account for repurchased common stock under the cost method and include such treasury stock as a component of our Common shareholders' equity. Retirement of Treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Our RD&E expense was as follows:

	Year Ended December 31,
	2011	2010	2009
R&D	$613	$653	$713
Sustaining engineering	108	128	127
Total RD&E Expense	$721	$781	$840

Restructuring Charges
Costs associated with exit or disposal activities, including lease termination costs and certain employee severance costs associated with restructuring, plant closing or other activity, are recognized when they are incurred. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize severance costs when they are both probable and reasonably estimable. Refer to Note 9 - Restructuring and Asset Impairment Charges for further information.
Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, net of tax.
Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return on the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).
For purposes of determining the expected return on plan assets, we utilize a calculated value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the calculated asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The calculated value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.
The discount rate is used to present value our future anticipated benefit obligations. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments included in various published bond indexes, adjusted to eliminate the effects of call provisions and differences in the timing and amounts of cash outflows related to the bonds, as well as the expected timing of pension and other benefit payments. In the U.S. and the U.K., which comprise approximately 75% of our projected benefit obligation, we consider the Moody's Aa Corporate Bond Index and the International Index Company's iBoxx Sterling Corporate AA Cash Bond Index, respectively, in the determination of the appropriate discount rate assumptions. Refer to Note 14 - Employee Benefit Plans for further information.
Each year, the difference between the actual return on plan assets and the expected return on plan assets, as well as increases or decreases in the benefit obligation as a result of changes in the discount rate are added to or subtracted from any cumulative actuarial gain or loss from prior years. This amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss and is subject to subsequent amortization to net periodic pension cost in future periods over the remaining service lives of the employees participating in the pension plan. In plans where substantially all participants are inactive, the amortization period for net actuarial gains and losses is the average remaining life expectancy of the plan participants.
Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are included in income.

Foreign currency losses were $12, $11 and $26 in 2011, 2010 and 2009, respectively, and are included in Other expenses, net in the accompanying Consolidated Statements of Income.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Our reportable segments are aligned with how we manage the business and view the markets we serve. We report our financial performance based on the following two primary reportable segments – Technology and Services. Our Technology segment includes the sale and support of a broad range of document systems from entry level to high-end. Our Services segment operations involve delivery of a broad range of outsourcing services including document, business processing and IT outsourcing services.
Our Technology segment is centered on strategic product groups, which share common technology, manufacturing and product platforms. This segment includes the sale of document systems and supplies, technical services and product financing. Our products range from:

•	“Entry,” which includes A4 devices and desktop printers; to

•
“Mid-range,” which includes A3 devices that generally serve workgroup environments in mid to large enterprises and includes products that fall into the following market categories: Color 41+ ppm priced at less than $100K and Light Production 91+ ppm priced at less than $100K; to

•	“High-end,” which includes production printing and publishing systems that generally serve the graphic communications marketplace and large enterprises.
The Services segment is comprised of three outsourcing service offerings:

•	Document Outsourcing (which includes Managed Print Services) ("DO")

•	Business Process Outsourcing ("BPO")

•	Information Technology Outsourcing ("ITO")
Document outsourcing services include service arrangements that allow customers to streamline, simplify and digitize their document-intensive business processes through automation and deployment of software application and tools and the management of their printing needs. Document outsourcing also includes revenues from our partner print services offerings. Business process outsourcing services includes service arrangements where we manage a customer’s business activity or process. Information technology outsourcing services include service arrangements where we manage a customer’s IT-related activities, such as application management and application development, data center operations or testing and quality assurance.
The segment classified as Other includes several units, none of which meet the thresholds for separate segment reporting. This group primarily includes Xerox Supplies Business Group (predominantly paper sales), Wide Format Systems, licensing revenues, GIS network integration solutions and electronic presentation systems and non-allocated Corporate items including non-financing interest, as well as other items included in Other expenses, net.
Selected financial information for our Operating segments was as follows:

	Years Ended December 31,
	Services	Technology	Other	Total
2011(1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	25	202	251	478
Segment profit(loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149
2010(1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit(loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
2009(1)
Revenue	$3,373	$9,470	$1,623	$14,466
Finance income	103	597	13	713
Total Segment Revenue	$3,476	$10,067	$1,636	$15,179
Interest expense	$36	$229	$262	$527
Segment profit(loss)(2)	231	949	(342)	838
Equity in net income of unconsolidated affiliates	8	33	—	41

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2011	2010	2009
Total Segment Profit	$2,092	$1,875	$838
Reconciling items:
Restructuring and asset impairment charges	(33)	(483)	8
Restructuring charges of Fuji Xerox	(19)	(38)	(46)
Acquisition-related costs	—	(77)	(72)
Amortization of intangible assets	(398)	(312)	(60)
Venezuelan devaluation costs	—	(21)	—
ACS shareholders' litigation settlement	—	(36)	—
Loss on early extinguishment of liability and debt	(33)	(15)	—
Equity in net income of unconsolidated affiliates	(149)	(78)	(41)
Curtailment gain	107	—	—
Other	(2)	—	—
Pre-tax Income	$1,565	$815	$627

Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2011:

	Revenues			Long-Lived Assets (1)
	2011	2010	2009	2011	2010	2009
United States	$14,493	$13,801	$8,156	$1,894	$1,764	$1,245
Europe	5,557	5,332	4,971	776	741	717
Other areas	2,576	2,500	2,052	276	309	262
Total Revenues and Long-Lived Assets	$22,626	$21,633	$15,179	$2,946	$2,814	$2,224

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
Acquisitions

2011 Acquisitions
In December 2011, we acquired the Merizon Group Inc. which operates MBM formerly known as Modern Business Machines, a Wisconsin-based office products distributor for approximately $42 net of cash acquired. The acquisition furthers our strategy of creating a nationwide network of locally-based companies focused on improving document workflow and office efficiency.

In November 2011, we acquired The Breakaway Group ("Breakaway"), a cloud-based service provider that helps healthcare professionals accelerate their adoption of an electronic medical records ("EMR") system, for approximately $18 net of cash acquired. We are also obligated to pay the sellers up to an additional $25 if certain future performance targets are achieved, of which $18 was recorded as of the acquisition date representing the estimated fair value of this obligation for a total acquisition fair value of $36. The Denver-based firm's technology allows caregivers to practice using an EMR system without jeopardizing actual patient data. This acquisition adds to our offering of services that help healthcare professionals use the EMR system for clinical benefit.

In September 2011, we acquired the net assets related to the U.S. operations of Symcor Inc. ("Symcor"). In connection with the acquisition, we assumed and took over the operational responsibility for the customer contracts related to this operation. We agreed to pay $17 for the acquired net assets and the seller agreed to pay us $52, which represented the fair value of the liabilities assumed for a net cash receipt of $35.The assumed liabilities primarily include customer contract liabilities representing the estimated fair value of the obligations associated with the assumed customer contracts. We are recognizing these liabilities over a weighted-average period of approximately two years consistent with the cash outflows from the contracts. Symcor specializes in outsourcing services for U.S. financial institutions and its offerings range from cash management services to statement and check processing.

In July 2011, we acquired Education Sales and Marketing, LLC ("ESM"), a leading provider of outsourced enrollment management and student loan default solutions, for approximately $43 net of cash acquired. The acquisition of ESM enables us to offer a broader range of services to assist post-secondary schools in attracting and retaining the most qualified students while reducing accreditation risk.

In April 2011, we acquired Unamic/HCN B.V., the largest privately-owned customer care provider in the Benelux region in Western Europe, for approximately $55 net of cash acquired. Unamic/HCN’s focus on the Dutch-speaking market expands our customer care capabilities in the Netherlands, Belgium, Turkey and Suriname.

In February 2011, we acquired Concept Group, Ltd. for $41 net of cash acquired. This acquisition expands our reach into the small and mid-size business market in the U.K. Concept Group has nine locations throughout the U.K. and provides document imaging solutions and technical services to more than 3,000 customers.

Our Technology segment also acquired seven additional businesses in 2011 for a total of $21 in cash as part of our strategy of increasing our U.S. distribution network primarily for small and mid-size businesses. Our Services segment acquired three additional businesses in 2011 for a total of $25 in cash, primarily related to software to support our BPO service offerings.
2011 Summary
The operating results of the acquisitions described above are not material to our financial statements and are included within our results from the respective acquisition dates. Breakaway, Symcor, ESM and Unamic/HCN are included within our Services segment while the acquisitions of MBM and Concept Group are included within our Technology segment. The purchase prices for all acquisitions, except Symcor, were primarily allocated to intangible assets and goodwill based on third-party valuation and management's estimates. Refer to Note 8 - Goodwill and Intangible Assets, Net for additional information. The overall weighted-average life of the identified amortizable intangible assets is 10 years which is being amortized using a weighted average straight-line methodology. Our 2011 acquisitions contributed aggregate revenues of approximately $177 to our 2011 total revenues from their respective acquisition dates.
2010 and 2009 Acquisitions
In October 2010, we acquired TMS Health, LLC ("TMS"), a U.S. based teleservices company that provides customer care services to the pharmaceutical, biotech and healthcare industries, for approximately $48 in cash. TMS enables us to improve communications among pharmaceutical companies, physicians, consumers and pharmacists. By providing customer education, product sales and marketing and clinical trial solutions, we augment the IT and BPO services we deliver to the healthcare and pharmaceutical industries.

In July 2010, we acquired ExcellerateHRO, LLP ("EHRO"), a global benefits administration and relocation services provider for $125 net of cash acquired. EHRO established us as one of the world's largest pension plan administrators and as a leading provider of outsourced health and welfare and relocation services.

In January 2010, we acquired Irish Business Systems Limited ("IBS"), a managed print services provider, for approximately $29 net of cash acquired. IBS expanded our reach into the small and mid-size business market in Ireland where it is the largest independent supplier of digital imaging and printing solutions.

In February 2009, we acquired ComDoc, Inc. for approximately $145 in cash. ComDoc is one of the largest independent office technology dealers in the U.S. and it expanded our coverage in Ohio, Pennsylvania, New York and West Virginia.

Our Technology segment also acquired one additional business in both 2010 and 2009 for $21 and $18 in cash, respectively, as part of our strategy of increasing our U.S. distribution network for small and mid-size businesses. Our Services segment acquired one additional business in 2010 for $12 in cash.

Summary - 2010 and 2009 Acquisitions
The operating results of the 2010 and 2009 acquisitions described above were not material to our financial statements and were included within our results from the respective acquisition dates. TMS and EHRO were included within our Services segment while the acquisition of IBS and ComDoc were primarily included within our Technology segment. The purchase prices were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. Refer to Note 8 - Goodwill and Intangible Assets, Net for additional information. Excluding ACS, our 2010 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $318 and $140 to our 2011 and 2010 total revenues, respectively.

Contingent Consideration
In connection with certain acquisitions, we are obligated to make contingent payments if specified contractual performance targets are achieved. Contingent consideration obligations are recorded at their respective fair value. As of December 31, 2011, the maximum aggregate amount of outstanding contingent obligations to former owners of acquired entities was approximately $42, of which $27 was accrued representing the estimated fair value of this obligation. We made contingent payments of $2 and $8 in 2011 and 2010, respectively, which are reflected within investing activities in the Consolidated Statements of Cash Flows.

Affiliated Computer Services, Inc. ("ACS")
In February 2010, we acquired ACS in a cash-and-stock transaction valued at approximately $6.5 billion. Each outstanding share of ACS common stock was converted into a combination of 4.935 shares of Xerox common stock and $18.60 in cash. In addition, as of the acquisition date, we repaid $1.7 billion of ACS’s debt and assumed an additional $0.6 billion of debt. We also issued convertible preferred stock with a fair value of $349 and stock options valued at $222 (Refer to Note 17 - Preferred Stock and Note 18 - Shareholders' Equity for additional information regarding the issuance of preferred stock and stock options, respectively). ACS provides business process outsourcing and information technology outsourcing services and solutions to commercial and governmental clients worldwide. The operating results of ACS are included in our Services segment from February 6, 2010.

The transaction was accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed are recognized at their fair values as of the acquisition date. The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263
Net Assets Acquired	$6,512

The unaudited pro-forma results presented below include the effects of the ACS acquisition as if it had been consummated as of January 1, 2010. The pro-forma results include the amortization associated with the acquired intangible assets and interest expense associated with debt used to fund the acquisition, as well as fair value adjustments for unearned revenue, software and land, buildings and equipment. To better reflect the combined operating results, material non-recurring charges directly attributable to the transaction have been excluded. In addition, the pro-forma results do not include any synergies or other benefits of the acquisition. Accordingly, the unaudited pro-forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of January 1, 2010.

	Year Ended December 31, 2010
	Pro-forma	As Reported
Revenue	$22,252	$21,633
Net income – Xerox	592	606
Basic earnings per-share	0.41	0.44
Diluted earnings per-share	0.41	0.43

Receivables, Net	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables, Net
Receivables, Net
Accounts Receivable
Accounts receivable, net were as follows:

	December 31,
	2011	2010
Amounts billed or billable	$2,307	$2,491
Unbilled amounts	395	447
Allowance for doubtful accounts	(102)	(112)
Accounts Receivable, net	$2,600	$2,826

The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends. Unbilled amounts include amounts associated with percentage-of-completion accounting, and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable, and at December 31, 2011 and 2010 were approximately $963 and $1,066, respectively.
Accounts Receivable Sales Arrangements
We have facilities in the U.S., Canada and several countries in Europe that enable us to sell to third-parties, on an on-going basis, certain accounts receivable without recourse. The accounts receivables sold are generally short-term trade receivables with payment due dates of less than 60 days. The agreements involve the sale of entire groups of accounts receivable for cash. In certain instances a portion of the sales proceeds are held back by the purchaser and payment is deferred until collection of the related receivables sold. Such holdbacks are not considered legal securities nor are they certificated. We report collections on such receivables as operating cash flows in the Consolidated Statements of Cash Flows, because such receivables are the result of an operating activity and the associated interest rate risk is de minimis due to their short-term nature. These receivables are included in the caption “Other current assets” in the accompanying Consolidated Balance Sheets and were $97 and $90 at December 31, 2011 and December 31, 2010, respectively. Of the accounts receivables sold and derecognized from our Balance Sheet, $815 and $684 remained uncollected as of December 31, 2011 and 2010, respectively.
Under most of the agreements, we continue to service the sold accounts receivable. When applicable, a servicing liability is recorded for the estimated fair value of the servicing. The amounts associated with the servicing liability were not material. Accounts receivable sales were as follows:

	Year Ended December 31,
	2011	2010	2009
Accounts receivable sales	$3,218	$2,374	$1,566
Deferred proceeds	386	307	—
Fees associated with sales	20	15	13
Estimated increase to operating cash flows(1)	133	106	309
 _____________________________

(1)	Represents the difference between current and prior year-end receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables
Finance receivables include sales-type leases, direct financing leases and installment loans arising from the marketing of our equipment. These receivables are typically collateralized by a security interest in the underlying assets. Finance receivables, net were as follows:

	December 31,
	2011	2010
Gross receivables	$7,583	$7,914
Unearned income	(1,027)	(1,093)
Subtotal	6,556	6,821
Residual values	7	11
Allowance for doubtful accounts	(201)	(212)
Finance receivables, net	6,362	6,620
Less: Billed portion of finance receivables, net	166	198
Less: Current portion of finance receivables not billed, net	2,165	2,287
Finance Receivables Due After One Year, net	$4,031	$4,135

Contractual maturities of our gross finance receivables as of December 31, 2011 were as follows (including those already billed of $166):

2012	2013	2014	2015	2016	Thereafter	Total
$2,832	$2,073	$1,469	$859	$315	$35	$7,583

Our finance receivable portfolios are primarily in the US, Canada and Western Europe. We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis. We establish credit limits based upon an initial evaluation of the customer's credit quality and adjust that limit accordingly based upon ongoing credit assessments of the customer including payment history and changes in credit quality.

The allowance for doubtful accounts and provision for credit losses represents an estimate of the losses expected to be incurred from the Company's finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine the allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups. The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts. The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions. Loss rates declined in both the U.S. and Canada reflecting improving economic conditions in those countries during 2011 and now are more comparable to pre-2008 rates. Since Europe is comprised of various countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries. However, although charge-offs in Europe were flat in 2011 as compared to 2010, loss rates increased in 2011 reflecting the economic challenges currently facing Europe particularly for those countries in the southern region. We expect 2012 loss rates to continue to be elevated within Europe as compared to prior years because of the on-going economic challenges in this region.

The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2009	$99	$33	$87	$3	$222
Provision	47	22	59	—	128
Charge-offs	(58)	(23)	(59)	—	(140)
Recoveries and other(1)	3	5	(6)	—	2
Balance at December 31, 2010	91	37	81	3	212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance December 31, 2011	$75	$33	$91	$2	$201
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2010(2)	$3,177	$872	$2,706	$66	$6,821
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $7 and $11, and the allowance for credit losses of $201 and $212 at December 31, 2011 and 2010, respectively.

(3)	Includes developing market countries and smaller units.

In the U.S. and Canada, customers are further evaluated or segregated by class based on industry sector. The primary customer classes are Finance & Other Services, Government & Education; Graphic Arts; Industrial; Healthcare and Other. In Europe, customers are further grouped by class based on the country or region of the customer. The primary customer classes include the U.K./Ireland, France and the following European regions - Central, Nordic and Southern. These groupings or classes are used to understand the nature and extent of our exposure to credit risk arising from finance receivables.
We evaluate our customers based on the following credit quality indicators:

•
Investment grade: This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors (S&P) rating of BBB- or better. Loss rates in this category are normally minimal at less than 1%.

•
Non-investment grade: This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a BB S&P rating. Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base. In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases. Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees and etc. Accounts in this category include customers who were downgraded during the term of the lease from investment and non-investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default. The loss rates in this category are around 10%.

Credit quality indicators are updated at least annually, and the credit quality of any given customer can change during the life of the portfolio. Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and Other Services	$349	$380	$160	$889
Government and Education	821	20	4	845
Graphic Arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and Other Services	153	118	51	322
Government and Education	121	9	4	134
Graphic Arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538

Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556

	December 31, 2010
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and Other Services	$360	$401	$190	$951
Government and Education	849	21	7	877
Graphic Arts	147	217	156	520
Industrial	206	91	38	335
Healthcare	134	48	32	214
Other	102	109	69	280
Total United States	1,798	887	492	3,177
Finance and Other Services	150	127	56	333
Government and Education	127	12	3	142
Graphic Arts	32	35	48	115
Industrial	57	47	30	134
Other	88	47	13	148
Total Canada	454	268	150	872
France	219	374	82	675
U.K./Ireland	206	164	51	421
Central(1)	297	551	65	913
Southern(2)	263	237	81	581
Nordics(3)	50	63	3	116
Total Europe	1,035	1,389	282	2,706
Other	33	33	—	66
Total	$3,320	$2,577	$924	$6,821
_____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that were more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging our our billed finance receivables is as follows:

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and Other Services	$18	$4	$1	$23	$866	$889	$15
Government and Education	21	5	2	28	817	845	29
Graphic Arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241

	December 31, 2010
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and Other Services	$23	$5	$2	$30	$921	$951	$23
Government and Education	26	6	3	35	842	877	40
Graphic Arts	21	3	1	25	495	520	16
Industrial	11	2	1	14	321	335	10
Healthcare	6	2	1	9	205	214	9
Other	8	2	—	10	270	280	8
Total United States	95	20	8	123	3,054	3,177	106
Canada	3	3	1	7	865	872	28
France	1	1	—	2	673	675	5
U.K./Ireland	4	1	1	6	415	421	7
Central(1)	9	2	4	15	898	913	39
Southern(2)	32	10	15	57	524	581	99
Nordics(3)	1	—	—	1	115	116	2
Total Europe	47	14	20	81	2,625	2,706	152
Other	2	—	—	2	64	66	—
Total	$147	$37	$29	$213	$6,608	$6,821	$286
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Inventories and Equipment on Operating Leases	12 Months Ended
Dec. 31, 2011
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Inventories and Equipment on Operating Leases, net [Text Block]
Inventories and Equipment on Operating Leases, Net
The following is a summary of Inventories by major category:

	December 31,
	2011	2010
Finished goods	$866	$858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	$1,021	$991

The transfer of equipment from our inventories to equipment subject to an operating lease is presented in our Consolidated Statements of Cash Flows in the operating activities section. Equipment on operating leases and similar arrangements consists of our equipment rented to customers and depreciated to estimated salvage value at the end of the lease term. We recorded $39, $31 and $52 in inventory write-down charges for the years ended December 31, 2011, 2010 and 2009, respectively.
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Depreciable lives generally vary from three to four years consistent with our planned and historical usage of the equipment subject to operating leases. Depreciation and obsolescence expense for equipment on operating leases was $294, $313 and $329 for the years ended December 31, 2011, 2010 and 2009, respectively. Our equipment operating lease terms vary, generally from 12 to 36 months. Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2012	2013	2014	2015	2016	Thereafter
$392	$295	$199	$113	$59	$23

Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts, for the years ended December 31, 2011, 2010 and 2009 amounted to $154, $133 and $125, respectively.

Land, Buildings and Equipment, Net	12 Months Ended
Dec. 31, 2011
Land, Buildings and Equipment, Net [Abstract]
Land, Buildings and Equipment, Net [Text Block]
Land, Buildings and Equipment, Net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2011	2010
Land		$60	$63
Buildings and building equipment	25 to 50	1,121	1,133
Leasehold improvements	Varies	461	455
Plant machinery	5 to 12	1,557	1,607
Office furniture and equipment	3 to 15	1,470	1,306
Other	4 to 20	99	115
Construction in progress		93	67
Subtotal		4,861	4,746
Accumulated depreciation		(3,249)	(3,075)
Land, Buildings and Equipment, net		$1,612	$1,671

Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2011	2010	2009
Depreciation expense	$405	$379	$247
Operating lease rent expense(1)	681	632	267

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2011 were as follows:

2012	2013	2014	2015	2016	Thereafter
$637	$503	$296	$168	$83	$103

We have an information management contract with HP Enterprise Services (“HPES”) which runs through 2014. Services provided under this contract include support for European mainframe system processing, as well as workplace, service desk and voice and data network management. We can terminate the contract for convenience without paying a termination fee by providing sixty days prior notice. Should we terminate the contract for convenience, we have an option to purchase the assets placed in service under the HPES contract. We also have several agreements for similar services with other third party providers. These contracts have various terms through 2016 and include desktop services, voice and data network related services, mainframe application, development and support and mid-range applications processing and support. Payments for our outsourced information management services, which are primarily recorded in selling, administrative and general expenses, were $82, $142 and $224 for the years ended December 31, 2011, 2010 and 2009, respectively.

Investment in Affiliates, at Equity	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investment in Affiliates, at Equity
Investment in Affiliates, at Equity

Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2011	2010
Fuji Xerox	$1,334	$1,217
All other equity investments	61	74
Investments in Affiliates, at Equity	$1,395	$1,291

Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2011	2010	2009
Fuji Xerox	$137	$63	$30
Other investments	12	15	11
Total Equity in Net Income of Unconsolidated Affiliates	$149	$78	$41

Fuji Xerox
Fuji Xerox is headquartered in Tokyo and operates in Japan, China, Australia, New Zealand and other areas of the Pacific Rim. Our investment in Fuji Xerox of $1,334 at December 31, 2011, differs from our implied 25% interest in the underlying net assets, or $1,451, due primarily to our deferral of gains resulting from sales of assets by us to Fuji Xerox, partially offset by goodwill related to the Fuji Xerox investment established at the time we acquired our remaining 20% of Xerox Limited from The Rank Group plc.

Equity in net income of Fuji Xerox is affected by certain adjustments to reflect the deferral of profit associated with intercompany sales. These adjustments may result in recorded equity income that is different from that implied by our 25% ownership interest. Equity income for the three years ended December 31, 2011 include after-tax restructuring charges of $19, $38, and $46, respectively, primarily reflecting Fuji Xerox’s continued cost-reduction initiatives.
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2011	2010	2009
Summary of Operations
Revenues	$12,367	$11,276	$9,998
Costs and expenses	11,464	10,659	9,781
Income before income taxes	903	617	217
Income tax expense	312	291	67
Net Income	591	326	150
Less: Net income - noncontrolling interests	5	5	1
Net Income - Fuji Xerox	$586	$321	$149
Balance Sheet
Assets:
Current assets	$5,056	$4,884	$4,111
Long-term assets	6,064	5,978	5,457
Total Assets	$11,120	$10,862	$9,568
Liabilities and Equity:
Current liabilities	$3,772	$3,534	$2,643
Long-term debt	817	1,260	1,368
Other long-term liabilities	700	707	1,104
Noncontrolling interests	25	22	19
Fuji Xerox shareholders' equity	5,806	5,339	4,434
Total Liabilities and Equity	$11,120	$10,862	$9,568

Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2011	2010	2009
Summary of Operations	Weighted Average Rate	79.61	87.64	93.51
Balance Sheet	Year-End Rate	77.62	81.66	92.46

Transactions with Fuji Xerox
We receive dividends from Fuji Xerox, which are reflected as a reduction in our investment. Additionally, we have a Technology Agreement with Fuji Xerox whereby we receive royalty payments for their use of our Xerox brand trademark, as well as rights to access our patent portfolio in exchange for access to their patent portfolio. These payments are included in Service, outsourcing and rental revenues in the Consolidated Statements of Income. We also have arrangements with Fuji Xerox whereby we purchase inventory from and sell inventory to Fuji Xerox. Pricing of the transactions under these arrangements is based upon terms the Company believes to be negotiated at arm's length. Our purchase commitments with Fuji Xerox are in the normal course of business and typically have a lead time of three months. In addition, we pay Fuji Xerox and they pay us for unique research and development costs.
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2011	2010	2009
Dividends received from Fuji Xerox	$58	$36	$10
Royalty revenue earned	128	116	106
Inventory purchases from Fuji Xerox	2,180	2,098	1,590
Inventory sales to Fuji Xerox	151	147	133
R&D payments received from Fuji Xerox	2	1	3
R&D payments paid to Fuji Xerox	21	30	33

As of December 31, 2011 and 2010, net amounts due to Fuji Xerox were $105 and $109, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Technology	Services	Other	Total
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
Acquisitions:
ComDoc	106	—	—	106
Other	12	—	—	12
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisitions:
ACS	—	5,127	—	5,127
EHRO	—	77	—	77
TMS	—	35	—	35
IBS	14	—	—	14
Other	11	10	—	21
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649
Foreign currency translation	(6)	(28)	—	(34)
Acquisitions:
Unamic/HCN	—	43	—	43
Breakaway	—	33	—	33
ESM	—	28	—	28
Concept Group	26	—	—	26
MBM	20	—	—	20
Other	17	21	—	38
Balance at December 31, 2011	$2,482	$6,313	$8	$8,803

Intangible Assets, Net
Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following:

		December 31, 2011			December 31, 2010
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12	$3,522	$751	$2,771	$3,487	$464	$3,023
Distribution network	25	123	59	64	123	54	69
Trademarks(1)	20	238	47	191	325	59	266
Technology, patents and non-compete(1)	4	29	13	16	47	34	13
Total Intangible Assets		$3,912	$870	$3,042	$3,982	$611	$3,371

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amortization expense related to intangible assets was $401, $316, and $64 for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense for 2011 includes $52 for the accelerated write-off of the ACS trade name as a result of the fourth quarter 2011 decision to discontinue its use and transition our services business to the “Xerox Services” trade name.

Excluding the impact of additional acquisitions, amortization expense is expected to approximate $329 in 2012, $328 in 2013, $326 in 2014, $324 in 2015 and $324 in 2016.

Restructuring Programs	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Programs
Restructuring and Asset Impairment Charges

Over the past several years, we have engaged in a series of restructuring programs related to downsizing our employee base, exiting certain activities, outsourcing certain internal functions and engaging in other actions designed to reduce our cost structure and improve productivity. These initiatives primarily consist of severance actions and impact all major geographies and segments. Management continues to evaluate our business, therefore, in future years, there may be additional provisions for new plan initiatives as well as changes in previously recorded estimates, as payments are made or actions are completed. Asset impairment charges were also incurred in connection with these restructuring actions for those assets sold, abandoned or made obsolete as a result of these programs.

A summary of our restructuring program activity during the three years ended December 31, 2011 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance December 31,2008	$320	$32	$—	$352
Restructuring provision	28	9	—	37
Reversals of prior accruals	(39)	(6)	—	(45)
Net current period charges(2)	(11)	3	—	(8)
Charges against reserve and currency	(255)	(15)	—	(270)
Balance December 31,2009	54	20	—	74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	$116	$7	$—	$123
 _____________________________

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Charges against reserve	$(233)	$(234)	$(270)
Asset impairment	5	26	—
Effects of foreign currency and other non-cash items	10	(5)	—
Restructuring Cash Payments	$(218)	$(213)	$(270)

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2011	2010	2009
Technology	$23	$325	$(5)
Services	12	104	(2)
Other	(2)	54	(1)
Total Net Restructuring Charges	$33	$483	$(8)

2012 Plan
To date, we have identified and approved additional restructuring initiatives of approximately $25 for the first quarter of 2012. These actions are expected to impact all geographies and segments with approximately equal focus on SAG reductions, gross margin improvements and optimization of RD&E investments.

2011 Activity
During 2011, we recorded $33 of net restructuring and asset impairment charges, which included the following:

•
$98 of severance costs related to headcount reductions of approximately 3,900 employees primarily in North America. The actions impacted several functional areas and approximately 55% of the costs were focused on gross margin improvements, 36% on SAG and 9% on the optimization of RD&E investments.

•	$1 for lease termination costs.

•	$5 of asset impairment losses from the disposition of two aircraft associated with the restructuring of our corporate aviation operations.

The above charges were partially offset by $71 of net reversals for changes in estimated reserves from prior period initiatives.

The restructuring reserve balance as of December 31, 2011, for all programs was $123, of which approximately $116 is expected to be spent over the next twelve months.

2010 Activity
During 2010, we recorded $483 of net restructuring and asset impairment charges, which included the following:

•
$470 of severance costs related to headcount reductions of approximately 9,000 employees. The costs associated with these actions applied about equally to North America and Europe, with approximately 20% related to our developing market countries. Approximately 50% of the costs were focused on gross margin improvements, 40% on SAG and 10% on the optimization of RD&E investments and impacted the following functional areas:

•	Services

•	Supply chain and manufacturing

•	Back office administration

•	Development and engineering costs.

•	$28 for lease termination costs primarily reflecting the continued rationalization and optimization of our worldwide operating locations, particularly as a result of our acquisition of ACS.

•
$19 loss associated with the sale of our Venezuelan subsidiary. The loss primarily reflects the write-off of our Venezuelan net assets including working capital and long-lived assets. We continue to sell equipment, parts and supplies to the acquiring company through a distribution arrangement but no longer have any direct or local operations in Venezuela.

The above charges were partially offset by $41 of net reversals for changes in estimated reserves from prior period initiatives.

2009 Activity
Restructuring activity was minimal in 2009 and the related charges primarily reflected changes in estimates in severance costs from previously recorded actions.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Supplementary Financial Information
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2011	2010
Other Current Assets
Deferred taxes and income taxes receivable	$261	$345
Royalties, license fees and software maintenance	143	155
Restricted cash	97	91
Prepaid expenses	147	133
Derivative instruments	58	45
Deferred purchase price from sale of receivables	97	90
Advances and deposits	28	23
Other	227	244
Total Other Current Assets	$1,058	$1,126
Other Current Liabilities
Deferred taxes and income taxes payable	$83	$59
Other taxes payable	150	177
Interest payable	84	122
Restructuring reserves	116	309
Derivative instruments	31	19
Product warranties	15	17
Dividends payable	74	74
Distributor and reseller rebates/commissions	112	105
Other	966	925
Total Other Current Liabilities	$1,631	$1,807

Other Long-term Assets
Prepaid pension costs	$76	$92
Net investment in discontinued operations(1)	204	224
Internal use software, net	545	468
Product software, net	256	145
Restricted cash	246	280
Debt issuance costs, net	38	42
Customer contract costs, net	294	134
Derivative instruments	—	11
Deferred compensation plan investments	92	92
Other	365	286
Total Other Long-term Assets	$2,116	$1,774
Other Long-term Liabilities
Deferred and other tax liabilities	$290	$200
Environmental reserves	16	20
Unearned income	82	36
Restructuring reserves	7	14
Other	466	527
Total Other Long-term Liabilities	$861	$797

(1)
At December 31, 2011, our net investment in discontinued operations primarily consisted of a $225 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. In 2011, the performance-based instrument was pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt
Debt

Short-term borrowings were as follows:

	December 31,
	2011	2010
Commercial paper	$100	$300
Current maturities of long-term debt	1,445	1,070
Total Short-term Debt	$1,545	$1,370

The weighted-average interest rate for commercial paper at December 31, 2011, including issuance costs, was 0.71 percent and had maturities ranging from 3 to 48 days.

We classify our debt based on the contractual maturity dates of the underlying debt instruments or as of the earliest put date available to the debt holders. We defer costs associated with debt issuance over the applicable term, or to the first put date in the case of convertible debt or debt with a put feature. These costs are amortized as interest expense in our Consolidated Statements of Income.

Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2011(2)	2011	2010
Xerox Corporation
Notes due 2011	—%	$—	$1
Senior Notes due 2011	—%	—	750
Senior Notes due 2012	5.59%	1,100	1,100
Senior Notes due 2013	5.65%	400	400
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.28%	300	—
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Notes due 2018	0.57%	1	—
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	4.59%	700	—
Zero Coupon Notes due 2023	5.71%	301	283
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,021	$7,753
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	5.59%	76	75
Other	2.14%	3	2
Subtotal-Subsidiary Companies		$329	$327
Principal Debt Balance		8,350	8,080
Unamortized discount		(7)	(1)
Fair value adjustments(1)		190	228
Less: current maturities		(1,445)	(1,070)
Total Long-term Debt		$7,088	$7,237

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2012	2013	2014	2015	2016	Thereafter	Total
1,445	$425	$1,078	$1,252	$951	$3,199	$8,350

(1)
Quarterly total debt maturities for 2012 are $12, $1,114, $310 and $9 for the first, second, third and fourth quarters, respectively. 2012 maturities also includes our puttable 5.71% Zero Coupon Notes due 2023, In February 2012, we completed an exchange of the 5.71% Zero Coupon Notes due 2023 for approximately $363 of our 4.50% Senior Notes due 2021. Refer to Note 21 - Subsequent Events for additional information regarding this debt exchange.

Commercial Paper
In 2010, we initiated a commercial paper (“CP”) program in the U.S. Aggregate CP and Credit Facility borrowings may not exceed $2.0. billion outstanding at any time. Under the company's current private placement CP program, we may issue CP up to a maximum amount of $2.0 billion outstanding at any time. The maturities of the CP Notes will vary, but may not exceed 390 days from the date of issue. The CP Notes are sold at a discount from par or, alternatively, sold at par and bear interest at market rates. At December 31, 2011, we had $100 par value CP Notes outstanding.

Credit Facility
In 2011, we refinanced our $2.0 billion unsecured revolving Credit Facility that was executed in 2007 (the "2007 Credit Facility"). The new $2.0 billion Credit Facility is a five year commitment maturing in 2016 with a group of lenders. A majority of the lenders that participated in the 2007 Credit Facility are participating in the new Credit Facility. The new Credit Facility contains a $300 letter of credit sub-facility, and also includes an accordion feature that would allow us to increase (from time to time, with willing lenders) the overall size of the facility up to an aggregate amount not to exceed $2.75 billion. We have the right to request a one year extension on each of the first and second anniversary dates.

We deferred $7 of debt issuance costs in connection with this refinancing, which includes approximately $2 of unamortized deferred debt issue costs associated with those Lenders from the 2007 Credit Facility that elected to participate in the new Credit Facility. The write-off of debt issuance costs associated with those Lenders that did not elect to participate in the new Credit Facility was not material.

The Credit Facility provides a backstop to our $2.0 billion commercial paper program. Proceeds from any borrowings under the Credit Facility can be used to provide working capital for the Company and its subsidiaries and for general corporate purposes.

At December 31, 2011 we had no outstanding borrowings or letters of credit under the Credit Facility.

The Credit Facility is available, without sublimit, to certain of our qualifying subsidiaries. Our obligations under the Credit Facility are unsecured and are not currently guaranteed by any of our subsidiaries. Any domestic subsidiary that guarantees more than $100 of Xerox Corporation debt must also guaranty our obligations under the Credit Facility. In the event that any of our subsidiaries borrows under the Credit Facility, its borrowings thereunder would be guaranteed by us.

Borrowings under the Credit Facility bear interest at our choice, at either (a) a Base Rate as defined in our Credit Facility agreement, plus an all-in spread that varies between 0.10% and 0.75% depending on our credit rating at the time of borrowing, or (b) LIBOR plus an all-in spread that varies between 1.00% and 1.75% depending on our credit rating at the time of borrowing. Based on our credit rating as of December 31, 2011, the applicable all-in spreads for the Base Rate and LIBOR borrowing were 0.375% and 1.375%, respectively.

The Credit Facility contains various conditions to borrowing and affirmative, negative and financial maintenance covenants. Certain of the more significant covenants are summarized below:

(a)	Maximum leverage ratio (a quarterly test that is calculated as principal debt divided by consolidated EBITDA, as defined) of 3.75x.

(b)	Minimum interest coverage ratio (a quarterly test that is calculated as consolidated EBITDA divided by consolidated interest expense) may not be less than 3.00x.

(c)
Limitations on (i) liens of Xerox and certain of our subsidiaries securing debt, (ii) certain fundamental changes to corporate structure, (iii) changes in nature of business and (iv) limitations on debt incurred by certain subsidiaries.

The Credit Facility also contains various events of default, the occurrence of which could result in termination of the lenders' commitments to lend and the acceleration of all our obligations under the Credit Facility. These events of default include, without limitation: (i) payment defaults, (ii) breaches of covenants under the Credit Facility (certain of which breaches do not have any grace period), (iii) cross-defaults and acceleration to certain of our other obligations and (iv) a change of control of Xerox.

Capital Market Activity

Current Year

Senior Notes: In May 2011, we issued $300 of Floating Rate Senior Notes due 2014 (the “2014 Floating Rate Notes”) and $700 of 4.50% Senior Notes due 2021 (the “2021 Senior Notes”). The 2014 Floating Rate Notes were issued at par and the 2021 Senior Notes were issued at 99.246% of par, resulting in aggregate net proceeds for both notes of approximately $995. The 2014 Floating Rate Notes accrue interest at a rate per annum, reset quarterly, equal to three-month LIBOR plus 0.820% payable quarterly. The 2021 Senior Notes accrue interest at a rate of 4.50% per annum payable semi-annually. As a result of the discount, they have a weighted average effective interest rate of 4.595%. Proceeds from the offering were used to redeem the $650 Trust I 8% Preferred Securities mentioned below and for general corporate purposes. In conjunction with the issuance of these Senior Notes, debt issuance costs of $7 were deferred.
Xerox Capital Trust I: In May 2011, Xerox Capital Trust I (“Trust I”), our wholly-owned subsidiary, redeemed its 8% Preferred Securities due in 2027 of $650. The redemption resulted in a pre-tax loss of $33 ($20 after-tax), representing the call premium of approximately $10 as well as the write-off of unamortized debt costs and other liability carrying value adjustments of approximately $23.

Interest
Interest paid on our short-term debt, long-term debt and liability to subsidiary trust issuing preferred securities amounted to $538, $586 and $531 for the years ended December 31, 2011, 2010 and 2009, respectively.

Interest expense and interest income was as follows:

	Year Ended December 31,
	2011	2010	2009
Interest expense(1)	$478	$592	$527
Interest income(2)	653	679	734

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.
Equipment financing interest is determined based on an estimated cost of funds, applied against the estimated level of debt required to support our net finance receivables. The estimated cost of funds is based on our overall corporate cost of borrowing adjusted to reflect a rate that would be paid by a typical BBB rated leasing company. The estimated level of debt is based on an assumed 7 to 1 leverage ratio of debt/equity as compared to our average finance receivable balance during the applicable period.

Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2011	2010	2009
Net proceeds (payments) on short-term debt	$(200)	$300	$(61)
Net payments on Credit Facility	—	—	(246)
Net proceeds from issuance of long-term debt	1,000	—	2,725
Net payments on long-term debt	(751)	(3,357)	(1,495)
Net (Payments) Proceeds on Other Debt	$49	$(3,057)	$923

Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments

We are exposed to market risk from changes in foreign currency exchange rates and interest rates, which could affect operating results, financial position and cash flows. We manage our exposure to these market risks through our regular operating and financing activities and, when appropriate, through the use of derivative financial instruments. These derivative financial instruments are utilized to hedge economic exposures, as well as to reduce earnings and cash flow volatility resulting from shifts in market rates. We enter into limited types of derivative contracts, including interest rate swap agreements, foreign currency spot, forward and swap contracts and net purchased foreign currency options to manage interest rate and foreign currency exposures. Our primary foreign currency market exposures include the Japanese Yen, Euro and U.K. Pound Sterling. The fair market values of all our derivative contracts change with fluctuations in interest rates and/or currency exchange rates and are designed so that any changes in their values are offset by changes in the values of the underlying exposures. Derivative financial instruments are held solely as risk management tools and not for trading or speculative purposes. The related cash flow impacts of all of our derivative activities are reflected as cash flows from operating activities.

We do not believe there is significant risk of loss in the event of non-performance by the counterparties associated with our derivative instruments because these transactions are executed with a diversified group of major financial institutions. Further, our policy is to deal with counterparties having a minimum investment grade or better credit rating. Credit risk is managed through the continuous monitoring of exposures to such counterparties.
Interest Rate Risk Management

We use interest rate swap agreements to manage our interest rate exposure and to achieve a desired proportion of variable and fixed rate debt. These derivatives may be designated as fair value hedges or cash flow hedges depending on the nature of the risk being hedged.
Fair Value Hedges: At December 31, 2011, we did not have any interest rate swaps outstanding. At December 31, 2010, pay variable/receive fixed interest rate swaps, with notional amounts of $950 and net asset fair values of $11, were designated and accounted for as fair value hedges. The swaps were structured to hedge the fair value of related debt by converting them from fixed rate instruments to variable rate instruments. No ineffective portion was recorded to earnings during 2011 or 2010.
Terminated Swaps: During the period from 2004 to 2011, we early terminated several interest rate swaps that were designated as fair value hedges of certain debt instruments. The associated net fair value adjustments to the debt instruments are being amortized to interest expense over the remaining term of the related notes. In 2011, 2010 and 2009, the amortization of these fair value adjustments reduced interest expense by $53, $28 and $17, respectively, and we expect to record a net decrease in interest expense of $190 in future years through 2018.
Foreign Exchange Risk Management

As a global company, we are exposed to foreign currency exchange rate fluctuations in the normal course of our business. As a part of our foreign exchange risk management strategy, we use derivative instruments - primarily forward contracts and purchase option contracts - to hedge the following foreign currency exposures, thereby reducing volatility of earnings or protecting fair values of assets and liabilities:

•	Foreign currency-denominated assets and liabilities

•	Forecasted purchases and sales in foreign currency
Summary of Foreign Exchange Hedging Positions: At December 31, 2011, we had outstanding forward exchange and purchased option contracts with gross notional values of $3,444, which is typical of the amounts that are normally outstanding at any point during the year. These contracts generally mature in 12 months or less.

The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2011:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$634	$5
U.S. Dollar/Euro	563	17
Japanese Yen/Euro	450	24
Euro/U.K. Pound Sterling	406	(5)
U.K. Pound Sterling/Euro	244	2
U.K. Pound Sterling/U.S. Dollar	217	(8)
Swiss Franc/Euro	172	2
Canadian Dollar/Euro	168	(1)
U.S. Dollar/Japanese Yen	94	—
Swedish Krona/Euro	86	2
Mexican Peso/U.S. Dollar	60	(5)
Indian Rupee/U.S. Dollar	47	(5)
All Other	303	(1)
Total Foreign Exchange Hedging	$3,444	$27
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2011.
Foreign Currency Cash Flow Hedges: We designate a portion of our foreign currency derivative contracts as cash flow hedges of our foreign currency-denominated inventory purchases, sales and expenses. No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or loss was included in the assessment of hedge effectiveness. The net asset fair value of these contracts was $26 and $18 as of December 31, 2011 and December 31, 2010, respectively.

Summary of Derivative Instruments Fair Value: The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2011	2010
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$37	$19
	Other current liabilities	(11)	(1)
Interest rate swaps	Other long-term assets	—	11
	Net Designated Asset	$26	$29

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$21	$26
	Other current liabilities	(20)	(18)
	Net Undesignated Asset	$1	$8

Summary of Derivatives	Total Derivative Assets	$58	$56
	Total Derivative Liabilities	(31)	(19)
	Net Derivative Asset	$27	$37

Summary of Derivative Instruments Gains (Losses)
Derivative gains and (losses) affect the income statement based on whether such derivatives are designated as hedges of underlying exposures. The following is a summary of derivative gains and (losses).
Designated Derivative Instruments Gains (Losses): The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2011	2010	2009	2011	2010	2009
Interest rate contracts	Interest expense	$15	$99	$(18)	$(15)	$(99)	$18

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2011	2010	2009		2011	2010	2009
Foreign exchange contracts – forwards	$30	$46	$(1)	Cost of sales	$14	$28	$(2)

No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or (loss) were included in the assessment of hedge effectiveness. In addition, no amount was recorded for an underlying exposure that did not occur or was not expected to occur.
At December 31, 2011, net gains of $26 were recorded in accumulated other comprehensive loss associated with our cash flow hedging activity. The entire balance is expected to be reclassified into net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.
Non-Designated Derivative Instruments Gains (Losses): Non-designated derivative instruments are primarily instruments used to hedge foreign currency-denominated assets and liabilities. They are not designated as hedges since there is a natural offset for the re-measurement of the underlying foreign currency-denominated asset or liability.
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative Gain (Loss)	2011	2010	2009
Foreign exchange contracts – forwards	Other expense – Currency gains (losses), net	$33	$113	$49

During the three years ended December 31, 2011, we recorded Currency losses, net of $12, $11 and $26, respectively. Currency losses, net includes the mark-to-market adjustments of the derivatives not designated as hedging instruments and the related cost of those derivatives, as well as the re-measurement of foreign currency-denominated assets and liabilities.

Accumulated Other Comprehensive Loss (“AOCL”)

Refer to Note 19 – Comprehensive Income "Accumulated Other Comprehensive Loss" section in for the activity associated with all of our designated cash flow hedges (interest rate and foreign currency).

Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities measured at fair value on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	December 31, 2011
	2011	2010
Assets:
Foreign exchange contracts-forwards	$58	$45
Interest rate swaps	—	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	$150	$148
Liabilities:
Foreign exchange contracts-forwards	$31	$19
Deferred compensation plan liabilities	97	98
Total	$128	$117

We utilize the income approach to measure the fair value for our derivative assets and liabilities. The income approach uses pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices, and therefore are classified as Level 2.
Fair value for our deferred compensation plan investments in Company-owned life insurance is reflected at cash surrender value. Fair value for our deferred compensation plan investments in mutual funds is based on quoted market prices for actively traded investments similar to those held by the plan. Fair value for deferred compensation plan liabilities is based on the fair value of investments corresponding to employees’ investment selections, based on quoted prices for similar assets in actively traded markets.
Summary of Other Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$902	$902	$1,211	$1,211
Accounts receivable, net	2,600	2,600	2,826	2,826
Short-term debt	1,545	1,629	1,370	1,396
Long-term debt	7,088	7,571	7,237	7,742
Liability to subsidiary trust issuing preferred securities	—	—	650	670

The fair value amounts for Cash and cash equivalents and Accounts receivable, net, approximate carrying amounts due to the short maturities of these instruments. The fair value of Short- and Long-term debt, as well as our Liability to subsidiary trust issuing preferred securities, was estimated based on quoted market prices for publicly traded securities or on the current rates offered to us for debt of similar maturities. The difference between the fair value and the carrying value represents the theoretical net premium or discount we would pay or receive to retire all debt at such date.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We sponsor numerous pension and other post-retirement benefit plans, primarily retiree health, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Change in Benefit Obligation:
Benefit obligation, January 1	$9,731	$9,194	$1,006	$1,102
Service cost	186	178	8	8
Interest cost	612	575	47	54
Plan participants' contributions	10	11	33	26
Plan amendments(3)	(2)	(19)	(4)	(86)
Actuarial loss	916	477	26	13
Acquisitions(2)	—	140	—	1
Currency exchange rate changes	(85)	(154)	(3)	6
Curtailments	—	(1)	—	—
Benefits paid/settlements	(870)	(670)	(106)	(118)
Other	7	—	—	—
Benefit Obligation, December 31	$10,505	$9,731	$1,007	$1,006
Change in Plan Assets:
Fair value of plan assets, January 1	7,940	$7,561	$—	$—
Actual return on plan assets	694	846	—	—
Employer contribution	556	237	73	92
Plan participants' contributions	10	11	33	26
Acquisitions(2)	—	107	—	—
Currency exchange rate changes	(57)	(144)	—	—
Benefits paid/settlements	(870)	(669)	(106)	(118)
Other	4	(9)	—	—
Fair Value of Plan Assets, December 31	$8,277	$7,940	$—	$—

Net Funded Status at December 31(1)	$(2,228)	$(1,791)	$(1,007)	$(1,006)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$76	$92	$—	$—
Accrued compensation and benefit costs	(45)	(44)	(82)	(86)
Pension and other benefit liabilities	(2,259)	(1,839)	—	—
Post-retirement medical benefits	—	—	(925)	(920)
Net Amounts Recognized	$(2,228)	$(1,791)	$(1,007)	$(1,006)

(1)	Includes under-funded and non-funded plans.

(2)	Primarily ACS's acquired balances.

(3)	Refer to the “Plan Amendment” section for additional information.

Benefit plans pre-tax amounts recognized in AOCL at December 31,:

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Net actuarial loss	$2,552	$1,867	$70	$54
Prior service (credit)	(37)	(167)	(163)	(200)
Total Pre-tax Loss (Gain)	$2,515	$1,700	$(93)	$(146)

The Accumulated benefit obligation for all defined benefit pension plans was $10,134 and $9,256 at December 31, 2011 and 2010, respectively.

Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2011			December 31, 2010
	Underfunded	Unfunded	Total	Underfunded	Unfunded	Total
Projected benefit obligation	$8,733	$772	$9,505	$5,001	$725	$5,726
Accumulated benefit obligation	8,418	760	9,178	4,826	707	5,533
Fair value of plan assets	7,204	—	7,204	3,883	—	3,883

Most of our defined benefit pension plans generally provide employees a benefit, depending on eligibility, calculated under a highest average pay and years of service formula. Our primary domestic defined benefit pension plans provide a benefit at the greater of (i) the highest average pay and years of service formula, (ii) the benefit calculated under a formula that provides for the accumulation of salary and interest credits during an employee's work life or (iii) the individual account balance from the Company's prior defined contribution plan (Transitional Retirement Account or TRA).
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Year Ended December 31,
	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Components of Net Periodic Benefit Costs:
Service cost	$186	$178	$173	$8	$8	$7
Interest cost(1)	612	575	508	47	54	60
Expected return on plan assets(2)	(647)	(570)	(523)	—	—	—
Recognized net actuarial loss	72	71	25	—	—	—
Amortization of prior service credit	(23)	(22)	(21)	(41)	(30)	(41)
Recognized settlement loss	84	72	70	—	—	—
Recognized curtailment gain	(107)	—	—	—	—	—
Defined Benefit Plans	177	304	232	14	32	26
Defined contribution plans	66	51	38	—	—	—
Net periodic benefit cost	243	355	270	14	32	26

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	852	198	8	25	13	126
Prior service (credit)	(2)	(19)	—	(3)	(86)	1
Amortization of net actuarial (loss)	(153)	(143)	(95)	—	—	—
Amortization of net prior service credit	23	22	21	41	30	41
Curtailment gain - recognition of net prior service credit	107	—	—	—	—	—
Total recognized in Other Comprehensive Income	827	58	(66)	63	(43)	168
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$1,070	$413	$204	$77	$(11)	$194
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $388, $381 and $390 and interest expense directly allocated to TRA participant accounts of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $423, $376 and $405 and actual investment income on TRA assets of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

The net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $108 and $(23), respectively, excluding amounts that may be recognized through settlement losses. The net actuarial loss and prior service credit for the retiree health benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $1 and $(41), respectively.

Pension plan assets consist of both defined benefit plan assets and assets legally restricted to the TRA accounts. The combined investment results for these plans, along with the results for our other defined benefit plans, are shown above in the “actual return on plan assets” caption. To the extent that investment results relate to TRA, such results are charged directly to these accounts as a component of interest cost.

Plan Amendments

In December 2011, we amended all of our primary U.S. Defined Benefit Pension Plans for salaried employees. Our primary qualified plans had previously been amended to freeze the final average pay formulas within the plans as of December 31, 2012, but a cash balance service credit was expected to continue post December 31, 2012. The 2011 amendments fully freeze any further benefit and service accruals after December 31, 2012 for all of these plans, including the non-qualified plans. As a result of these plan amendments, we recognized a pre-tax curtailment gain of $107 ($66 after-tax). The gain represents the recognition of deferred gains from other prior year amendments (“prior service credits”) as a result of the discontinuation of any future benefit or service accrual period. The amendments are not expected to materially impact 2012 pension expense.

In 2011, the Canadian Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary increases to the extent applicable; therefore, the amendment does not result in a material change to the projected benefit obligation at the re-measurement date, December 31, 2011.

In 2010, we amended our domestic retiree health benefit plan to eliminate the use of the Retiree Drug Subsidy that the Company receives from Medicare as an offset to retiree contributions. This amendment was effective January 1, 2011. The Company instead decided to use this subsidy to reduce its retiree healthcare costs. The amendment resulted in a net decrease of $55 to the retiree medical benefit obligation and a corresponding $34 after tax increase to equity. This amendment reduced 2011 expenses by approximately $13.

In 2010, as a result of a renegotiation of the contract with our largest union, we amended our union pension plan for this population to freeze the final average pay formula of the pension plan effective January 1, 2013 and our union retiree health benefits plan to eliminate a portion of the subsidy currently paid to current and future Medicare-eligible retirees effective January 1, 2011. These amendments are generally consistent with amendments previously made to our salaried employee retirement plans.
Plan Assets

Current Allocation
As of the 2011 and 2010 measurement dates, the global pension plan assets were $8.3 billion and $7.9 billion, respectively. These assets were invested among several asset classes. Our common stock represents approximately $50 or 0.6% of total plan assets at December 31, 2011.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2011 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2011	% of Total
Cash and Cash Equivalents	$578	$—	$—	$578	7%
Equity Securities:
U.S. Large Cap	511	50	—	561	7%
Xerox Common Stock	50	—	—	50	1%
U.S. Mid Cap	90	—	—	90	1%
U.S. Small Cap	83	89	—	172	2%
International Developed	1,209	481	—	1,690	21%
Emerging Markets	297	54	—	351	4%
Global Equity	7	17	—	24	—%
Total Equity Securities	2,247	691	—	2,938	36%
Debt Securities:
U.S. Treasury Securities	9	416	—	425	5%
Debt Security Issued by Government Agency	64	1,407	—	1,471	18%
Corporate Bonds	150	1,470	—	1,620	20%
Asset Backed Securities	2	61	—	63	—%
Total Debt Securities	225	3,354	—	3,579	43%
Common/Collective Trust	3	—	—	3	—%
Derivatives:
Interest Rate Contracts	18	103	—	121	1%
Foreign Exchange Contracts	14	(1)	—	13	—%
Equity Contracts	23	—	—	23	—%
Other Contracts	64	—	—	64	1%
Total Derivatives	119	102	—	221	2%
Hedge Funds	—	—	3	3	—%
Real Estate	67	132	352	551	7%
Private Equity/Venture Capital	—	—	318	318	4%
Guaranteed Insurance Contracts	—	—	116	116	1%
Other(1)	(48)	18	—	(30)	—%
Total Defined Benefit Plans Assets	$3,191	$4,297	$789	$8,277	100%

(1)	Other Level 1 assets include net non-financial liabilities of $(54) such as due to/from broker, interest receivables and accrued expenses.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2010 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2010	% of Total
Cash and Cash Equivalents	$640	$—	$—	$640	8%
Equity Securities:
U.S. Large Cap	507	54	—	561	7%
U.S. Mid Cap	84	—	—	84	1%
U.S. Small Cap	60	62	—	122	2%
International Developed	1,513	514	—	2,027	26%
Emerging Markets	324	—	—	324	4%
Global Equity	8	25	—	33	—%
Total Equity Securities	2,496	655	—	3,151	40%
Debt Securities:
U.S. Treasury Securities	4	209	—	213	3%
Debt Security Issued by Government Agency	75	1,011	—	1,086	14%
Corporate Bonds	167	1,412	—	1,579	20%
Asset Backed Securities	2	15	—	17	—%
Total Debt Securities	248	2,647	—	2,895	37%
Common/Collective Trust	4	69	—	73	1%
Derivatives:
Interest Rate Contracts	—	123	—	123	2%
Foreign Exchange Contracts	5	(12)	—	(7)	—%
Equity Contracts	—	53	—	53	—%
Other Contracts	66	3	—	69	1%
Total Derivatives	71	167	—	238	3%
Hedge Funds	—	2	4	6	—%
Real Estate	103	73	275	451	6%
Private Equity/Venture Capital	—	—	308	308	4%
Guaranteed Insurance Contracts	—	—	96	96	1%
Other(1)	34	49	(1)	82	—%
Total Defined Benefit Plans Assets	$3,596	$3,662	$682	$7,940	100%

(1)     Other Level 1 assets include net non-financial assets of $27 such as due to/from broker, interest receivables and accrued expenses.

The following table represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Guaranteed Insurance Contracts	Hedge Funds	Other	Total
December 31, 2009	$237	$286	$130	$4	$—	$657
Purchases	41	30	1	—	—	72
Sales	(34)	(38)	(13)	—	—	(85)
Net transfers in from Level 1	—	—	1	—	—	1
Realized gains (losses)	5	28	(2)	—	—	31
Unrealized gains (losses)	22	—	(2)	—	—	20
Currency translation	(6)	—	(9)	—	—	(15)
Other	10	1	(9)	—	(1)	1
December 31, 2010	275	307	97	4	(1)	682
Purchases	69	30	3	—	—	102
Sales	(6)	(61)	(3)	(1)	—	(71)
Net transfers in from Level 1	2	—	12	—	—	14
Net transfers in from Level 2	—	—	9	—	—	9
Realized gains (losses)	—	46	(1)	—	—	45
Unrealized gains (losses)	18	(4)	(4)	—	—	10
Currency translation	(4)	—	(3)	—	—	(7)
Other	(2)	—	6	—	1	5
December 31, 2011	$352	$318	$116	$3	$—	$789

Our pension plan assets and benefit obligations at December 31, 2011 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.3	$4.3	$(1.0)
U.S. unfunded	—	0.3	(0.3)
Total U.S.	$3.3	$4.6	$(1.3)
U.K.	3.0	3.3	(0.3)
Canada	0.6	0.8	(0.2)
Other funded	1.4	1.3	0.1
Other unfunded	—	0.5	(0.5)
Total	$8.3	$10.5	$(2.2)

Investment Strategy

The target asset allocations for our worldwide plans were:

	2011	2010
Equity investments	41%	42%
Fixed income investments	45%	45%
Real estate	7%	7%
Private equity	4%	4%
Other	3%	2%
Total Investment Strategy	100%	100%

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by exceeding the interest growth in long-term plan liabilities. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. This consideration involves the use of long-term measures that address both return and risk. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small and large capitalizations, and may include Company stock. Other assets such as real estate, private equity, and hedge funds are used to improve portfolio diversification. Derivatives may be used to hedge market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risks and returns are measured and monitored on an ongoing basis through annual liability measurements and quarterly investment portfolio reviews.

Expected Long-term Rate of Return

We employ a “building block” approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term relationships between equities and fixed income are assessed. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed periodically to assess reasonableness and appropriateness.

Contributions

In 2011, we made cash contributions of $426 and $73 to our defined benefit pension plans and our retiree health benefit plans, respectively. We also elected to make a contribution of 16.6 million shares of our common stock, with an aggregate value of approximately $130, to our U.S. defined benefit pension plan for salaried employees in order to meet our planned level of funding for 2011. Accordingly, total contributions to our defined benefit pension plans were $556 in 2011.

In 2012 we expect, based on current actuarial calculations, to make contributions of approximately $560 to our defined benefit pension plans and $80 to our retiree health benefit plans.  Contributions to our defined benefit pension plans may include shares of our common stock in lieu of cash depending on our cash requirements during the year.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits	Retiree Health
2012	$781	$80
2013	640	83
2014	627	82
2015	654	81
2016	664	80
Years 2017-2021	3,426	372

Assumptions

Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	4.5%	4.9%	5.4%
Rate of compensation increase	3.1%	3.1%	3.6%	n/a(1)	n/a(1)	n/a(1)

(1)	Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits				Retiree Health
	2012	2011	2010	2009	2012	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	6.3%	4.5%	4.9%	5.4%	6.3%
Expected return on plan assets	6.9%	7.2%	7.3%	7.4%	n/a(1)	n/a(1)	n/a(1)	n/a(1)
Rate of compensation increase	3.1%	3.1%	3.6%	3.9%	n/a(2)	n/a(2)	n/a(2)	n/a(2)

(1)	Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.

(2)	Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates were as follows:

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.5%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$5	$(4)
Effect on post-retirement benefit obligation	89	(72)

Income and Other Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income and Other Taxes
Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2011	2010	2009
Domestic income	$917	$433	$45
Foreign income	648	382	582
Income Before Income Taxes	$1,565	$815	$627

Provisions (benefits) for income taxes was as follows:

	Year Ended December 31,
	2011	2010	2009
Federal Income Taxes
Current	$52	$153	$(50)
Deferred	134	(17)	109
Foreign Income Taxes
Current	103	59	84
Deferred	38	8	11
State Income Taxes
Current	28	46	(2)
Deferred	31	7	—
Total Provision (Benefits)	$386	$256	$152

A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.0%	6.3%	3.2%
Effect of tax law changes	0.2%	(0.2)%	—%
Change in valuation allowance for deferred tax assets	(0.3)%	2.6%	(1.7)%
State taxes, net of federal benefit	2.4%	2.0%	(0.2)%
Audit and other tax return adjustments	(1.0)%	(3.6)%	(8.7)%
Tax-exempt income, credits and incentives	(3.1)%	(3.9)%	(4.7)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(10.4)%	(6.7)%	0.5%
Other	(0.1)%	(0.1)%	0.8%
Effective Income Tax Rate	24.7%	31.4%	24.2%

(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

On a consolidated basis, we paid a total of $94, $49 and $78 in income taxes to federal, foreign and state jurisdictions during the three years ended December 31, 2011, 2010 and 2009, respectively.

Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2011	2010	2009
Pre-tax income	$386	$256	$152
Common shareholders' equity:
Changes in defined benefit plans	(277)	12	(61)
Stock option and incentive plans, net	1	(6)	21
Cash flow hedges	3	5	—
Translation adjustments	2	6	(13)
Total Income Tax Expense (Benefit)	$115	$273	$99

Unrecognized Tax Benefits and Audit Resolutions
Due to the extensive geographical scope of our operations, we are subject to ongoing tax examinations in numerous jurisdictions. Accordingly, we may record incremental tax expense based upon the more-likely-than-not outcomes of any uncertain tax positions. In addition, when applicable, we adjust the previously recorded tax expense to reflect examination results when the position is effectively settled. Our ongoing assessments of the more-likely-than-not outcomes of the examinations and related tax positions require judgment and can increase or decrease our effective tax rate, as well as impact our operating results. The specific timing of when the resolution of each tax position will be reached is uncertain. As of December 31, 2011, we do not believe that there are any positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$186	$148	$170
Additions from acquisitions	—	46	—
Additions related to current year	43	38	6
Additions related to prior years positions	38	24	27
Reductions related to prior years positions	(17)	(16)	(33)
Settlements with taxing authorities(1)	(14)	(19)	(7)
Reductions related to lapse of statute of limitations	(8)	(35)	(29)
Currency	(3)	—	14
Balance at December 31	$225	$186	$148

(1)	Majority of settlements did not result in the utilization of cash.

Included in the balances at December 31, 2011, 2010 and 2009 are $36, $39 and $67, respectively, of tax positions that are highly certain of realizability but for which there is uncertainty about the timing or may be reduced through an indirect benefit from other taxing jurisdictions. Because of the impact of deferred tax accounting, other than for the possible incurrence of interest and penalties, the disallowance of these positions would not affect the annual effective tax rate.
We have filed claims in certain jurisdictions to assert our position should the law be clarified by judicial means. At this point in time, we believe it is unlikely that we will receive any benefit from these types of claims but we will continue to analyze as the issues develop. Accordingly, we have not included any benefit for these types of claims in the amount of unrecognized tax benefits.
We recognized interest and penalties accrued on unrecognized tax benefits, as well as interest received from favorable settlements within income tax expense. We had $28, $31 and $13 accrued for the payment of interest and penalties associated with unrecognized tax benefits at December 31, 2011, 2010 and 2009, respectively.

We file income tax returns in the U.S. federal jurisdiction and various foreign jurisdictions. In the U.S., with the exception of ACS, we are no longer subject to U.S. federal income tax examinations for years before 2007. ACS is no longer subject to such examinations for years before 2004. With respect to our major foreign jurisdictions, we are no longer subject to tax examinations by tax authorities for years before 2000.

Deferred Income Taxes

In substantially all instances, deferred income taxes have not been provided on the undistributed earnings of foreign subsidiaries and other foreign investments carried at equity. The amount of such earnings at December 31, 2011 was approximately $8 billion. These earnings have been indefinitely reinvested and we currently do not plan to initiate any action that would precipitate a deferred tax impact. We do not believe it is practical to calculate the potential deferred tax impact, as there is a significant amount of uncertainty with respect to determining the amount of foreign tax credits as well as any additional local withholding tax and other indirect tax consequences that may arise from the distribution of these earnings. In addition, because such earnings have been indefinitely reinvested in our foreign operations, repatriation would require liquidation of those investments or a recapitalization of our foreign subsidiaries, the impacts and effects of which are not readily determinable. Our 2001 sale of half of our ownership interest in Fuji Xerox resulted in our investment no longer qualifying as a foreign corporate joint venture. Accordingly, deferred taxes are required to be provided on the undistributed earnings of Fuji Xerox, arising subsequent to such date, as we no longer have the ability to ensure indefinite reinvestment.

The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2011	2010
Deferred Tax Assets
Research and development	$876	$855
Post-retirement medical benefits	368	373
Depreciation	224	200
Net operating losses	637	634
Other operating reserves	95	194
Tax credit carryforwards	379	409
Deferred compensation	306	340
Allowance for doubtful accounts	93	97
Restructuring reserves	29	78
Pension	547	437
Other	168	156
Subtotal	3,722	3,773
Valuation allowance	(677)	(735)
Total	$3,045	$3,038

Deferred Tax Liabilities
Unearned income and installment sales	$1,016	$1,025
Intangibles and goodwill	1,227	1,229
Other	13	54
Total	$2,256	$2,308

Total Deferred Taxes, Net	$789	$730

The above amounts are classified as current or long-term in the Consolidated Balance Sheets in accordance with the asset or liability to which they relate or, when applicable, based on the expected timing of the reversal. Current deferred tax assets at December 31, 2011 and 2010 amounted to $229 and $298, respectively.

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance was recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized in the future. The net change in the total valuation allowance for the years ended December 31, 2011 and 2010 was a decrease of $58 and an increase of $63, respectively. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which we have concluded it is more-likely-than-not that these items will not be realized in the ordinary course of operations.

Although realization is not assured, we have concluded that it is more-likely-than-not that the deferred tax assets, for which a valuation allowance was determined to be unnecessary, will be realized in the ordinary course of operations based on the available positive and negative evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could be reduced in the near term if actual future income or income tax rates are lower than estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

At December 31, 2011, we had tax credit carryforwards of $379 available to offset future income taxes, of which $102 are available to carryforward indefinitely while the remaining $277 will expire 2012 through 2028 if not utilized. We also had net operating loss carryforwards for income tax purposes of $1.1 billion that will expire 2012 through 2032, if not utilized, and $2.5 billion available to offset future taxable income indefinitely.

Contingencies and Litigation	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies and Litigation
Brazil Tax and Labor Contingencies
Our Brazilian operations are involved in various litigation matters and have received or been the subject of numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax matters, which comprise a significant portion of the total contingencies, principally relate to claims for taxes on the internal transfer of inventory, municipal service taxes on rentals and gross revenue taxes. We are disputing these tax matters and intend to vigorously defend our positions. Based on the opinion of legal counsel and current reserves for those matters deemed probable of loss, we do not believe that the ultimate resolution of these matters will materially impact our results of operations, financial position or cash flows. The labor matters principally relate to claims made by former employees and contract labor for the equivalent payment of all social security and other related labor benefits, as well as consequential tax claims, as if they were regular employees. As of December 31, 2011, the total amounts related to the unreserved portion of the tax and labor contingencies, inclusive of related interest, amounted to approximately $1,120 with the decrease from December 31, 2010 balance of approximately $1,274, primarily related to currency and adjustments from closed cases partially offset by interest and new cases. With respect to the unreserved balance of $1,120, the majority has been assessed by management as being remote as to the likelihood of ultimately resulting in a loss to the Company. In connection with the above proceedings, customary local regulations may require us to make escrow cash deposits or post other security of up to half of the total amount in dispute. As of December 31, 2011 we had $240 of escrow cash deposits for matters we are disputing, and there are liens on certain Brazilian assets with a net book value of $16 and additional letters of credit of approximately $237, which include associated indexation. Generally, any escrowed amounts would be refundable and any liens would be removed to the extent the matters are resolved in our favor. We routinely assess all these matters as to probability of ultimately incurring a liability against our Brazilian operations and record our best estimate of the ultimate loss in situations where we assess the likelihood of an ultimate loss as probable.
Legal Matters
As more fully discussed below, we are involved in a variety of claims, lawsuits, investigations and proceedings concerning securities law, intellectual property law, environmental law, employment law and the Employee Retirement Income Security Act (“ERISA”). We determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. We assess our potential liability by analyzing our litigation and regulatory matters using available information. We develop our views on estimated losses in consultation with outside counsel handling our defense in these matters, which involves an analysis of potential results, assuming a combination of litigation and settlement strategies. Should developments in any of these matters cause a change in our determination as to an unfavorable outcome and result in the need to recognize a material accrual, or should any of these matters result in a final adverse judgment or be settled for significant amounts, they could have a material adverse effect on our results of operations, cash flows and financial position in the period or periods in which such change in determination, judgment or settlement occurs.

Litigation Against the Company
In re Xerox Corporation Securities Litigation: A consolidated securities law action (consisting of 17 cases) is pending in the United States District Court for the District of Connecticut. Defendants are the Company, Barry Romeril, Paul Allaire and G. Richard Thoman. The consolidated action is a class action on behalf of all persons and entities who purchased Xerox Corporation common stock during the period October 22, 1998 through October 7, 1999 inclusive (“Class Period”) and who suffered a loss as a result of misrepresentations or omissions by Defendants as alleged by Plaintiffs (the “Class”). The Class alleges that in violation of Section 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended (“1934 Act”), and SEC Rule 10b-5 thereunder, each of the defendants is liable as a participant in a fraudulent scheme and course of business that operated as a fraud or deceit on purchasers of the Company’s common stock during the Class Period by disseminating materially false and misleading statements and/or concealing material facts relating to the defendants’ alleged failure to disclose the material negative impact that the April 1998 restructuring had on the Company’s operations and revenues. The complaint further alleges that the alleged scheme: (i) deceived the investing public regarding the economic capabilities, sales proficiencies, growth, operations and the intrinsic value of the Company’s common stock; (ii) allowed several corporate insiders, such as the named individual defendants, to sell shares of privately held common stock of the Company while in possession of materially adverse, non-public information; and (iii) caused the individual plaintiffs and the other members of the purported class to purchase common stock of the Company at inflated prices. The complaint seeks unspecified compensatory damages in favor of the plaintiffs and the other members of the purported class against all defendants, jointly and severally, for all damages sustained as a result of defendants’ alleged wrongdoing, including interest thereon, together with reasonable costs and expenses incurred in the action, including counsel fees and expert fees. In 2001, the Court denied the defendants’ motion for dismissal of the complaint. The plaintiffs’ motion for class certification was denied by the Court in 2006, without prejudice to refiling. In February 2007, the Court granted the motion of the International Brotherhood of Electrical Workers Welfare Fund of Local Union No. 164, Robert W. Roten, Robert Agius (“Agius”) and Georgia Stanley to appoint them as additional lead plaintiffs. In July 2007, the Court denied plaintiffs’ renewed motion for class certification, without prejudice to renewal after the Court holds a pre-filing conference to identify factual disputes the Court will be required to resolve in ruling on the motion. After that conference and Agius’s withdrawal as lead plaintiff and proposed class representative, in February 2008 plaintiffs filed a second renewed motion for class certification. In April 2008, defendants filed their response and motion to disqualify Milberg LLP as a lead counsel. On September 30, 2008, the Court entered an order certifying the class and denying the appointment of Milberg LLP as class counsel. Subsequently, on April 9, 2009, the Court denied defendants’ motion to disqualify Milberg LLP. On November 6, 2008, the defendants filed a motion for summary judgment. Briefing with respect to the motion is complete. The Court has not yet rendered a decision. The parties also filed motions to exclude the testimony of certain expert witnesses. On April 22, 2009, the Court denied plaintiffs’ motions to exclude the testimony of two of defendants’ expert witnesses. On September 30, 2010, the Court denied plaintiffs’ motion to exclude the testimony of another of defendants’ expert witnesses. The Court also granted defendants’ motion to exclude the testimony of one of plaintiffs’ expert witnesses, and granted in part and denied in part defendants’ motion to exclude the testimony of plaintiffs’ two remaining expert witnesses. The individual defendants and we deny any wrongdoing and are vigorously defending the action. At this time, we do not believe it is reasonably possible that we will incur additional material losses in excess of the amount we have already accrued for this matter. In the course of litigation, we periodically engage in discussions with plaintiffs’ counsel for possible resolution of this matter. Should developments cause a change in our determination as to an unfavorable outcome, or result in a final adverse judgment or a settlement for a significant amount, there could be a material adverse effect on our results of operations, cash flows and financial position in the period in which such change in determination, judgment or settlement occurs.

Guarantees, Indemnifications and Warranty Liabilities
Guarantees and claims arise during the ordinary course of business from relationships with suppliers, customers and nonconsolidated affiliates when the Company undertakes an obligation to guarantee the performance of others if specified triggering events occur. Nonperformance under a contract could trigger an obligation of the Company. These potential claims include actions based upon alleged exposures to products, real estate, intellectual property such as patents, environmental matters, and other indemnifications. The ultimate effect on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to the final outcome of these claims. However, while the ultimate liabilities resulting from such claims may be significant to results of operations in the period recognized, management does not anticipate they will have a material adverse effect on the Company's consolidated financial position or liquidity. As of December 31, 2011, we have accrued our estimate of liability incurred under our indemnification arrangements and guarantees.
Indemnifications Provided as Part of Contracts and Agreements
We are a party to the following types of agreements pursuant to which we may be obligated to indemnify the other party with respect to certain matters:

•
Contracts that we entered into for the sale or purchase of businesses or real estate assets, under which we customarily agree to hold the other party harmless against losses arising from a breach of representations and covenants, including obligations to pay rent. Typically, these relate to such matters as adequate title to assets sold, intellectual property rights, specified environmental matters and certain income taxes arising prior to the date of acquisition.

•	Guarantees on behalf of our subsidiaries with respect to real estate leases. These lease guarantees may remain in effect subsequent to the sale of the subsidiary.

•
Agreements to indemnify various service providers, trustees and bank agents from any third party claims related to their performance on our behalf, with the exception of claims that result from third-party's own willful misconduct or gross negligence.

•
Guarantees of our performance in certain sales and services contracts to our customers and indirectly the performance of third parties with whom we have subcontracted for their services. This includes indemnifications to customers for losses that may be sustained as a result of the use of our equipment at a customer's location.

In each of these circumstances, our payment is conditioned on the other party making a claim pursuant to the procedures specified in the particular contract, which procedures typically allow us to challenge the other party's claims. In the case of lease guarantees, we may contest the liabilities asserted under the lease. Further, our obligations under these agreements and guarantees may be limited in terms of time and/or amount, and in some instances, we may have recourse against third parties for certain payments we made.

Patent Indemnifications
In most sales transactions to resellers of our products, we indemnify against possible claims of patent infringement caused by our products or solutions. In addition, we indemnify certain software providers against claims that may arise as a result of our use or our subsidiaries', customers' or resellers' use of their software in our products and solutions. These indemnities usually do not include limits on the claims, provided the claim is made pursuant to the procedures required in the sales contract.
Indemnification of Officers and Directors
Our corporate by-laws require that, except to the extent expressly prohibited by law, we must indemnify Xerox Corporation's officers and directors against judgments, fines, penalties and amounts paid in settlement, including legal fees and all appeals, incurred in connection with civil or criminal action or proceedings, as it relates to their services to Xerox Corporation and our subsidiaries. Although the by-laws provide no limit on the amount of indemnification, we may have recourse against our insurance carriers for certain payments made by us. However, certain indemnification payments (such as those related to "clawback" provisions in certain compensation arrangements) may not be covered under our directors' and officers' insurance coverage. In addition, we indemnify certain fiduciaries of our employee benefit plans for liabilities incurred in their service as fiduciary whether or not they are officers of the Company.
Product Warranty Liabilities
In connection with our normal sales of equipment, including those under sales-type leases, we generally do not issue product warranties. Our arrangements typically involve a separate full service maintenance agreement with the customer. The agreements generally extend over a period equivalent to the lease term or the expected useful life of the equipment under a cash sale. The service agreements involve the payment of fees in return for our performance of repairs and maintenance. As a consequence, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs. In a few circumstances, particularly in certain cash sales, we may issue a limited product warranty if negotiated by the customer. We also issue warranties for certain of our entry level products, where full service maintenance agreements are not available. In these instances, we record warranty obligations at the time of the sale. Aggregate product warranty liability expenses for the three years ended December 31, 2011 were $30, $33 and $34, respectively. Total product warranty liabilities as of December 31, 2011 and 2010 were $16 and $18, respectively.
Other Contingencies
We have issued or provided the following guarantees as of December 31, 2011:

•
$445 for letters of credit issued to i) guarantee our performance under certain services contracts; ii) support certain insurance programs; and iii) support our obligations related to the Brazil tax and labor contingencies.

•
$788 for outstanding surety bonds. Certain contracts, primarily those involving public sector customers, require us to provide a surety bond as a guarantee of our performance of contractual obligations.

In general, we would only be liable for the amount of these guarantees in the event of default in our performance of our obligations under each contract; the probability of which we believe is remote. We believe that our capacity in the surety markets as well as under various credit arrangements (including our Credit Facility) is sufficient to allow us to respond to future requests for proposals that require such credit support.

We have service arrangements where we service third party student loans in the Federal Family Education Loan program (“FFEL”) on behalf of various financial institutions. We service these loans for investors under outsourcing arrangements and do not acquire any servicing rights that are transferable by us to a third party. At December 31, 2011, we serviced a FFEL portfolio of approximately 4.0 million loans with an outstanding principal balance of approximately $56.6 billion. Some servicing agreements contain provisions that, under certain circumstances, require us to purchase the loans from the investor if the loan guaranty has been permanently terminated as a result of a loan default caused by our servicing error. If defaults caused by us are cured during an initial period, any obligation we may have to purchase these loans expires. Loans that we purchase may be subsequently cured, the guaranty reinstated and the loans repackaged for sale to third parties. We evaluate our exposure under our purchase obligations on defaulted loans and establish a reserve for potential losses, or default liability reserve, through a charge to the provision for loss on defaulted loans purchased. The reserve is evaluated periodically and adjusted based upon management’s analysis of the historical performance of the defaulted loans. As of December 31, 2011, other current liabilities include reserves which we believe to be adequate. At December 31, 2011, other current liabilities include reserves of approximately $1.0 for losses on defaulted loans purchased.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock [Text Block]
Preferred Stock

Series A Convertible Preferred Stock
In connection with the acquisition of ACS in February 2010 (see Note 3 - Acquisitions for additional information), we issued 300,000 shares of Series A convertible perpetual preferred stock with an aggregate liquidation preference of $300 and a fair value of $349 as of the acquisition date to the holder of ACS Class B common stock. The convertible preferred stock pays quarterly cash dividends at a rate of 8% per year and has a liquidation preference of $1,000 per share. Each share of convertible preferred stock is convertible at any time, at the option of the holder, into 89.8876 shares of common stock for a total of 26,966 thousand shares (reflecting an initial conversion price of approximately $11.125 per share of common stock which is a 25% premium over $8.90, the average closing price of Xerox common stock over the 7-trading day period ended on September 14, 2009 and the number used for calculating the conversion price in the ACS merger agreement), subject to customary anti-dilution adjustments. On or after the fifth anniversary of the issue date, we have the right to cause, under certain circumstances, any or all of the convertible preferred stock to be converted into shares of common stock at the then applicable conversion rate. The convertible preferred stock is also convertible, at the option of the holder, upon a change in control, at the applicable conversion rate plus an additional number of shares determined by reference to the price paid for our common stock upon such change in control. In addition, upon the occurrence of certain fundamental change events, including a change in control or the delisting of Xerox's common stock, the holder of convertible preferred stock has the right to require us to redeem any or all of the convertible preferred stock in cash at a redemption price per share equal to the liquidation preference and any accrued and unpaid dividends to, but not including the redemption date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the contingent redemption feature.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Preferred Stock
As of December 31, 2011, we had one class of preferred stock outstanding. See Note 17 - Preferred Stock for further information. We are authorized to issue approximately 22 million shares of cumulative preferred stock, $1.00 par value per share.
Common Stock
We have 1.75 billion authorized shares of common stock, $1.00 par value per share. At December 31, 2011, 150 million shares were reserved for issuance under our incentive compensation plans, 48 million shares were reserved for debt to equity exchanges, 27 million shares were reserved for conversion of the Series A convertible preferred stock and 2 million shares were reserved for the conversion of convertible debt.

In connection with the acquisition of ACS in February 2010 (see Note 3 - Acquisitions for additional information), we issued 489,802 thousand shares of common stock to holders of ACS Class A and Class B common stock.

Treasury Stock
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2011 (shares in thousands):

Authorized share repurchase programs	$4,500
Share repurchase cost	$3,641
Share repurchase fees	$6
Number of shares repurchased	282,036

In January 2012, the Board of Directors authorized an additional $500 million in share repurchase bringing the total authorization to $5 billion.

The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2008	864,777	—
Stock based compensation plans, net	4,604	—
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 14 - Employee Benefits Plans for additional information.
Stock-Based Compensation
We have a long-term incentive plan whereby eligible employees may be granted restricted stock units (“RSUs”), performance shares (“PSs”) and non-qualified stock options. As more fully discussed below, at December 31, 2011 there was an aggregate of $209 of unrecognized stock-based compensation related to all of our equity-based compensation programs which will be expensed over the next two years.

We grant PSs and RSUs in order to continue to attract and retain employees and to better align employees' interests with those of our shareholders. Each of these awards is subject to settlement with newly issued shares of our common stock. At December 31, 2011 and 2010, 31 million and 30 million shares, respectively, were available for grant of awards.

Stock-based compensation expense was as follows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation expense, pre-tax	$123	$123	$85
Income tax benefit recognized in earnings	47	47	33

Restricted stock units: Compensation expense is based upon the grant date market price for most awards. The primary grant in 2009 had a market based condition and therefore the grant date price was based on a Monte Carlo simulation. Compensation expense is recorded over the vesting period, which ranges from three to five years from the date of grant. A summary of the activity for RSUs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	32,431	$8.68	25,127	$10.18	14,037	$15.43
Granted	8,035	10.66	11,845	8.56	15,268	6.69
Vested	(5,225)	11.64	(3,671)	18.22	(3,764)	15.17
Cancelled	(1,457)	8.57	(870)	10.36	(414)	13.94
Outstanding at December 31	33,784	8.70	32,431	8.68	25,127	10.18

At December 31, 2011, the aggregate intrinsic value of RSUs outstanding was $269. The total intrinsic value and actual tax benefit realized for the tax deductions for vested RSUs were as follows:

	Year Ended December 31,
Vested Restricted Stock Units	2011	2010	2009
Total intrinsic value of vested RSUs	$56	$31	$19
Tax benefit realized for vested RSUs tax deductions	22	10	6
At December 31, 2011, there was $124 of total unrecognized compensation cost related to nonvested RSUs, which is expected to be recognized ratably over a remaining weighted-average contractual term of 1.3 years.

Performance shares: We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Revenue, Earnings per Share (“EPS”) and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the annual actual results for revenue exceed the stated targets and if the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement cannot exceed 50% for officers and 25% for non-officers of the original grant.

In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period ending February 2013 contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).

A summary of the activity for PSs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,771	$9.78	4,874	$15.49	7,378	$15.39
Granted	4,852	10.42	5,364	8.10	718	15.17
Vested	(1,587)	12.84	(1,566)	18.48	(3,075)	15.17
Cancelled	(1,273)	12.79	(901)	15.51	(147)	15.52
Outstanding at December 31	9,763	9.21	7,771	9.78	4,874	15.49

At December 31, 2011, the aggregate intrinsic value of PSs outstanding was $78. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs was as follows:

	Year Ended December 31,
Vested Performance Shares	2011	2010	2009
Total intrinsic value of vested PSs	$17	$12	$15
Tax benefit realized for vested PSs tax deductions	6	5	6

We account for PSs using fair value determined as of the grant date. If the stated targets are not met, any recognized compensation cost would be reversed. As of December 31, 2011, there was $62 of total unrecognized compensation cost related to nonvested PSs; this cost is expected to be recognized ratably over a remaining weighted-average contractual term of 1.9 years.

Stock options

Employee stock options: With the exception of the conversion of ACS options in connection with the ACS acquisition (see below), we have not issued any new stock options associated with our employee long-term incentive plan since 2004. All stock options previously issued under our employee long-term incentive plan and currently outstanding are fully vested and exercisable and generally expire between eight and ten years from the date of grant.
ACS Acquisition: In connection with the acquisition of ACS (see Note 3 - Acquisitions for additional information), outstanding ACS options were converted into 96,662 thousand Xerox options. The Xerox options have a weighted average exercise price of $6.79 per option. The estimated fair value associated with the options issued was approximately $222 based on a Black-Scholes valuation model utilizing the assumptions stated below. Approximately $168 of the estimated fair value is associated with ACS options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, and was recorded as part of the acquisition fair value. The remaining $54 is associated with ACS options issued in August 2009 which did not fully vest and become exercisable upon the acquisition, but continue to vest according to specified vesting schedules, and, therefore, is being expensed as compensation cost over the remaining vesting period. The options generally expire 10 years from date of grant. 42,136 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2011.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term - in Years	0.75	4.2

The following table provides information relating to the status of, and changes in, outstanding stock options (stock options in thousands):

	2011		2010		2009
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	71,038	$8.00	28,363	$10.13	45,185	$15.49
Granted - ACS acquisition	—	—	96,662	6.79	—	—
Canceled/Expired	(14,889)	8.38	(2,735)	7.33	(16,676)	24.68
Exercised	(6,079)	8.21	(51,252)	6.92	(146)	5.88
Outstanding at December 31	50,070	6.98	71,038	8.00	28,363	10.13

Exercisable at December 31	39,987	7.14	57,985	8.38	28,363	10.13

As of December 31, 2011, there was $23 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized ratably over a remaining weighted-average vesting period of 2.6 years.
Information relating to options outstanding and exercisable at December 31, 2011 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$119	$102
Weighted-average remaining contractual life in years	4.3	3.5

The following table provides information relating to stock option exercises:

	Year Ended December 31,
	2011	2010	2009
Total intrinsic value of stock options	$18	$155	$—
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	7	56	—

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income, Noncontrolling Interest [Text Block]
Comprehensive Income

Other Comprehensive Income is composed of the following:

	Year Ended December 31,
	2011		2010		2009
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments (Losses) Gains	$(103)	$(105)	$(29)	$(35)	$583	$596
Unrealized Gains (Losses):
Changes in fair value of cash flow hedges - gains (losses)	30	22	46	31	(1)	(1)
Changes in cash flow hedges reclassed to earnings(1)	(14)	(9)	(28)	(18)	2	2
Other	(1)	(1)	(1)	(1)	1	1
Net unrealized gains (losses)	15	12	17	12	2	2

Defined Benefit Plans (Losses) Gains:
Actuarial/Prior service (losses) gains	(872)	(607)	(106)	(191)	(135)	(54)
Actuarial/Prior service amortization(2)	89	60	91	164	33	13
Curtailment gain - recognition of prior service credit	(107)	(66)	—	—	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(31)	(31)	28	28	(36)	(36)
Other(4)	8	8	22	22	(92)	(92)
Change in defined benefit plans (losses) gains	(913)	(636)	35	23	(230)	(169)

Other Comprehensive (Loss) Income, net	(1,001)	(729)	23	—	355	429
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(1)	(1)	—	—	1	1
Other Comprehensive (Loss) Income Attributable to Xerox	$(1,000)	(728)	23	—	354	428

(1) Reclassified to Cost of sales - refer to Note 12 - Financial Instruments for additional information regarding our cash flow hedges.
(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
(3) Represents our share of Fuji Xerox's benefit plan changes.
(4) Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Accumulated Other Comprehensive Loss (“AOCL”)

AOCL is composed of the following:

	December 31,
	2011	2010	2009
Cumulative translation adjustments	$(939)	$(835)	$(800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	(1,167)	(1,190)
Other unrealized gains, net	26	14	2
Total Accumulated Other Comprehensive Loss	$(2,716)	$(1,988)	$(1,988)

(1)	Includes our share of Fuji Xerox.

Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	(24)	(21)	—
Adjusted Net Income Available to Common Shareholders	$1,271	$585	$485
Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Basic Earnings per Share	$0.92	$0.44	$0.56

Diluted Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	—	(21)	—
Interest on Convertible Securities, net	1	—	1
Adjusted Net Income Available to Common Shareholders	$1,296	$585	$486

Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Common shares issuable with respect to:
Stock options	9,727	13,497	462
Restricted stock and performance shares	16,993	13,800	7,087
Convertible preferred stock	26,966	—	—
Convertible securities	1,992	—	1,992
Adjusted Weighted Average Common Shares Outstanding	1,443,774	1,350,728	879,520
Diluted Earnings per Share	$0.90	$0.43	$0.55

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	40,343	57,541	27,901
Restricted stock and performance shares	26,018	25,983	22,574
Convertible preferred stock	—	26,966	—
Convertible securities	—	1,992	—
	66,361	112,482	50,475

Dividends per common share	$0.17	$0.17	$0.17

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Debt Exchange

In February 2012, we completed an exchange of our 5.71% Zero Coupon Notes due 2023 with an accreted book value at the date of the exchange of $303, for approximately $363 of our 4.50% Senior Notes due 2021. Accordingly, this increased the principal amount for our 4.50% Senior Notes due 2021 from $700 to $1,063.The exchange was conducted to retire high-interest, long-dated debt in a favorable interest rate environment. The debt exchange was accounted for as a non-revolving debt modification and, therefore, it did not result in any gain or loss. The difference between the book value of our Zero Coupon Notes and the principal value of the Senior Notes issued in exchange will be accreted over the remaining term of the Senior Notes. Upfront fees paid to third parties in relation to the exchange were not material and were expensed as incurred.

In February 2012, we acquired RK Dixon, a leading provider of IT services, copiers, printers and managed print services for approximately $58. The acquisition furthers our coverage of central Illinois and eastern Iowa, building on our strategy to create a nationwide network of locally based companies focused on customers' needs to improve business performance through efficiencies. We are in the process of determining the purchase price allocation.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
VALUATION AND QUALIFYING ACCOUNTS
For the three years ended December 31, 2011

(in millions)	Balance at beginning of period	Additions charged to bad debt provision (1)	Amounts (credited) charged to other income statement accounts (1)	Deductions and other, net of recoveries (2)	Balance at end of period
2011
Allowance for Losses on:
Accounts Receivable	$112	$57	$(1)	$(66)	$102
Finance Receivables	212	100	(2)	(109)	201
	$324	$157	$(3)	$(175)	$303

2010
Allowance for Losses on:
Accounts Receivable	$148	$60	$(14)	$(82)	$112
Finance Receivables	222	128	6	(144)	212
	$370	$188	$(8)	$(226)	$324

2009
Allowance for Losses on:
Accounts Receivable	$131	$114	$(5)	$(92)	$148
Finance Receivables	198	177	3	(156)	222
	$329	$291	$(2)	$(248)	$370

(1)
Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)
Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies, Revenue Recognition [Abstract]
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when earned. More specifically, revenue related to services and sales of our products is recognized as follows:
Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer's shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.
Services: Technical service revenues are derived primarily from maintenance contracts on our equipment sold to customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.
Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
In connection with our services arrangements, we incur costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Initial direct costs of an arrangement are capitalized and amortized over the contractual service period. We also capitalize certain incremental direct costs that are related to the contract origination or transition, implementation and setup activities and amortize them over the term of the arrangement. From time to time, we also provide certain inducements to customers in the form of various arrangements, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $294 and $134 at December 31, 2011 and 2010, respectively, and are amortized over a weighted average period of approximately eight years. Amortization expense associated with customer-related contract costs at December 31, 2011 is expected to be approximately $80 million in 2012.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.
Revenues on certain fixed price contracts where we provide information technology system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement. During 2011 and 2010, we recognized approximately $320 and $270, respectively, of revenue using the percentage-of-completion accounting method.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period. Due to the long-term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, we revise our cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.
Sales to distributors and resellers: We utilize distributors and resellers to sell many of our technology products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. Distributors and resellers participate in various cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.
In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.
Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales contract terms.
Software: Most of our equipment has both software and non-software components that function together to deliver the equipment's essential functionality and therefore they are accounted for together as part of equipment sales revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. VSOE of fair value is based on the price charged when the deliverable is sold separately by us on a regular basis and not as part of the multiple-element arrangement. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.
Leases: The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease.
We consider the economic life of most of our products to be five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases are for original terms longer than five years. There is no significant after-market for our used equipment. We believe five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values, if any, are established at lease inception using estimates of fair value at the end of the lease term.
With respect to fair value, we perform an analysis of equipment fair value based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for our leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for us to determine that such lease prices are indicative of fair value.
The vast majority of our leases that qualify as sales-type are non-cancelable and include cancellation penalties approximately equal to the full value of the lease receivables. A portion of our business involves sales to governmental units. Certain of our governmental contracts may have cancellation provisions or renewal clauses that are required by law, such as 1) those dependent on fiscal funding outside of a governmental unit's control, 2) those that can be canceled if deemed in the best interest of the governmental unit's taxpayers or 3) those that must be renewed each fiscal year, given limitations that may exist on entering into multi-year contracts that are imposed by statute. In these circumstances, we carefully evaluate these contracts to assess whether cancellation is remote and that they are offered only in instances where required by law. Where such contract terms are not legally required, we consider the arrangement to be cancellable and account for the lease as an operating lease.
Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Approximately 40% of our equipment sales revenue is related to sales made under bundled lease arrangements. These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include maintenance and executory costs, equipment and financing, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and executory costs plus profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted above under “Leases.”

Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•	Outright sales of equipment with a related full-service maintenance agreement.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method - see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.
A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

If these criteria are not met, the arrangement is accounted for as one unit of accounting which would result in revenue being recognized ratably over the contract term or being deferred until the earlier of when such criteria are met or when the last undelivered element is delivered.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price. When VSOE cannot be established, we attempt to establish the selling price of each deliverable based on third-party evidence ("TPE"). TPE is determined based on competitor prices for similar deliverables when sold separately. In substantially all our multiple-element arrangements we allocate revenue based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.
The objective of using an estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.

Revenue Recognition, Sales of Goods [Policy Text Block]
Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer's shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.

Revenue Recognition, Sales of Services [Policy Text Block]
Services: Technical service revenues are derived primarily from maintenance contracts on our equipment sold to customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.
Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
In connection with our services arrangements, we incur costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Initial direct costs of an arrangement are capitalized and amortized over the contractual service period. We also capitalize certain incremental direct costs that are related to the contract origination or transition, implementation and setup activities and amortize them over the term of the arrangement. From time to time, we also provide certain inducements to customers in the form of various arrangements, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $294 and $134 at December 31, 2011 and 2010, respectively, and are amortized over a weighted average period of approximately eight years. Amortization expense associated with customer-related contract costs at December 31, 2011 is expected to be approximately $80 million in 2012.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.

Revenue Recognition Leases, Operating [Policy Text Block]
Sales to distributors and resellers: We utilize distributors and resellers to sell many of our technology products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. Distributors and resellers participate in various cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.
In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.
Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales contract terms.
Software: Most of our equipment has both software and non-software components that function together to deliver the equipment's essential functionality and therefore they are accounted for together as part of equipment sales revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. VSOE of fair value is based on the price charged when the deliverable is sold separately by us on a regular basis and not as part of the multiple-element arrangement. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.
Leases: The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease.
We consider the economic life of most of our products to be five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases are for original terms longer than five years. There is no significant after-market for our used equipment. We believe five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values, if any, are established at lease inception using estimates of fair value at the end of the lease term.
With respect to fair value, we perform an analysis of equipment fair value based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for our leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for us to determine that such lease prices are indicative of fair value.
The vast majority of our leases that qualify as sales-type are non-cancelable and include cancellation penalties approximately equal to the full value of the lease receivables. A portion of our business involves sales to governmental units. Certain of our governmental contracts may have cancellation provisions or renewal clauses that are required by law, such as 1) those dependent on fiscal funding outside of a governmental unit's control, 2) those that can be canceled if deemed in the best interest of the governmental unit's taxpayers or 3) those that must be renewed each fiscal year, given limitations that may exist on entering into multi-year contracts that are imposed by statute. In these circumstances, we carefully evaluate these contracts to assess whether cancellation is remote and that they are offered only in instances where required by law. Where such contract terms are not legally required, we consider the arrangement to be cancellable and account for the lease as an operating lease.
Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Approximately 40% of our equipment sales revenue is related to sales made under bundled lease arrangements. These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include maintenance and executory costs, equipment and financing, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and executory costs plus profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted above under “Leases.”

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]
Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•	Outright sales of equipment with a related full-service maintenance agreement.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method - see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.
A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

If these criteria are not met, the arrangement is accounted for as one unit of accounting which would result in revenue being recognized ratably over the contract term or being deferred until the earlier of when such criteria are met or when the last undelivered element is delivered.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price. When VSOE cannot be established, we attempt to establish the selling price of each deliverable based on third-party evidence ("TPE"). TPE is determined based on competitor prices for similar deliverables when sold separately. In substantially all our multiple-element arrangements we allocate revenue based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.
The objective of using an estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.
C

Revenue Recognition, Multiple-deliverable Arrangements, Description [Policy Text Block]
Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•	Outright sales of equipment with a related full-service maintenance agreement.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method - see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.
A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

If these criteria are not met, the arrangement is accounted for as one unit of accounting which would result in revenue being recognized ratably over the contract term or being deferred until the earlier of when such criteria are met or when the last undelivered element is delivered.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price. When VSOE cannot be established, we attempt to establish the selling price of each deliverable based on third-party evidence ("TPE"). TPE is determined based on competitor prices for similar deliverables when sold separately. In substantially all our multiple-element arrangements we allocate revenue based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.
The objective of using an estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, including money-market funds, and investments with original maturities of three months or less.
Restricted Cash and Investments
As more fully discussed in Note 16 - Contingencies and Litigation, various litigation matters in Brazil require us to make cash deposits to escrow as a condition of continuing the litigation. In addition, as more fully discussed in Note 4 - Receivables, Net, we continue to service the receivables sold under most of our accounts receivable sale agreements. As servicer, we may collect cash related to sold receivables prior to month-end that will be remitted to the purchaser the following month. Since we are acting on behalf of the purchaser in our capacity as servicer, such cash collected is reported as restricted cash. These cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released (refer to Note 10 - Supplementary Financial Information for classification of amounts).

Restricted cash amounts were as follows:

	December 31,
	2011	2010
Tax and labor litigation deposits in Brazil	$240	$276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$343	$371

Inventory, Policy [Policy Text Block]
Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value. Salvage value consists of the estimated market value (generally determined based on replacement cost) of the salvageable component parts, which are expected to be used in the remanufacturing process. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.

Property, Plant and Equipment, Policy [Policy Text Block]
Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 5 - Inventories and Equipment on Operating Leases, Net and Note 6 - Land, Buildings and Equipment, Net for further discussion.

Internal Use Software, Policy [Policy Text Block]
sion.
Software - Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Useful lives of Internal Use Software generally vary from three to ten years. Amounts expended for Internal Use Software are included in Cash Flows from Investing.

Capitalization of Internal Costs, Policy [Policy Text Block]
We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility and amortize these costs based on estimated future revenues (“Product Software”). In recognition of the uncertainties involved in estimating revenue, that amortization is not less than straight-line amortization over the software's remaining estimated economic life. Useful lives of Product Software generally vary from three to ten years. Amounts expended for Product Software are included in Cash Flows from Operations.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of acquired net assets in a business combination, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Goodwill is not amortized but rather is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (a "component") if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

As noted previously, in the fourth quarter of 2011, we early adopted ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, which allows an entity to use a qualitative approach to test goodwill for impairment. As a result, in performing our annual impairment test, we first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, including allocated goodwill. If it is concluded that this is the case for one or more reporting units, we would then perform a detailed quantitative assessment. In 2011, after completing our annual qualitative reviews for each of our reporting units, we concluded that it was not more likely than not that the carrying value of any of our reporting units exceeded its fair value and therefore, further quantitative analysis was not required.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company. Refer to Note 8 - Goodwill and Intangible Assets, Net for further information.
Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.

Treasury Stock [Policy Text Block]
Treasury Stock
We account for repurchased common stock under the cost method and include such treasury stock as a component of our Common shareholders' equity. Retirement of Treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.

Research and Development Expense, Policy [Policy Text Block]
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Restructuring Charges
Costs associated with exit or disposal activities, including lease termination costs and certain employee severance costs associated with restructuring, plant closing or other activity, are recognized when they are incurred. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize severance costs when they are both probable and reasonably estimable. Refer to Note 9 - Restructuring and Asset Impairment Charges for further information.

Pension and Other Postretirement Plans, Pensions, Policy [Policy Text Block]
Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, net of tax.
Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return on the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).
For purposes of determining the expected return on plan assets, we utilize a calculated value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the calculated asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The calculated value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.
The discount rate is used to present value our future anticipated benefit obligations. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments included in various published bond indexes, adjusted to eliminate the effects of call provisions and differences in the timing and amounts of cash outflows related to the bonds, as well as the expected timing of pension and other benefit payments. In the U.S. and the U.K., which comprise approximately 75% of our projected benefit obligation, we consider the Moody's Aa Corporate Bond Index and the International Index Company's iBoxx Sterling Corporate AA Cash Bond Index, respectively, in the determination of the appropriate discount rate assumptions. Refer to Note 14 - Employee Benefit Plans for further information.
Each year, the difference between the actual return on plan assets and the expected return on plan assets, as well as increases or decreases in the benefit obligation as a result of changes in the discount rate are added to or subtracted from any cumulative actuarial gain or loss from prior years. This amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss and is subject to subsequent amortization to net periodic pension cost in future periods over the remaining service lives of the employees participating in the pension plan. In plans where substantially all participants are inactive, the amortization period for net actuarial gains and losses is the average remaining life expectancy of the plan participants.
Foreign Cu

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Each year, the difference between the actual return on plan assets and the expected return on plan assets, as well as increases or decreases in the benefit obligation as a result of changes in the discount rate are added to or subtracted from any cumulative actuarial gain or loss from prior years. This amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss and is subject to subsequent amortization to net periodic pension cost in future periods over the remaining service lives of the employees participating in the pension plan. In plans where substantially all participants are inactive, the amortization period for net actuarial gains and losses is the average remaining life expectancy of the plan participants.
Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are included in income.

Foreign currency losses were $12, $11 and $26 in 2011, 2010 and 2009, respectively, and are included in Other expenses, net in the accompanying Consolidated Statements of Income.

Revenue Recognition, Percentage-of-Completion Method [Policy Text Block]
Revenues on certain fixed price contracts where we provide information technology system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement. During 2011 and 2010, we recognized approximately $320 and $270, respectively, of revenue using the percentage-of-completion accounting method.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period. Due to the long-term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, we revise our cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Estimates [Abstract]
Significant Accounting Estimates
The following table summarizes certain significant charges that require management estimates for the three years ended December 31, 2011:

	Year Ended December 31,
Expense/(Income)	2011	2010	2009
Provision for restructuring and asset impairments	$33	$483	$(8)
Provisions for receivables(1)	154	180	289
Provisions for litigation and regulatory matters	11	(4)	9
Provisions for obsolete and excess inventory	39	31	52
Provision for product warranty liability	30	33	34
Depreciation and obsolescence of equipment on operating leases	294	313	329
Depreciation of buildings and equipment	405	379	247
Amortization of internal use software	91	70	53
Amortization of product software	11	7	5
Amortization of acquired intangible assets(2)	401	316	64
Amortization of customer contract costs	49	12	—
Defined pension benefits - net periodic benefit cost(3)	177	304	232
Other post-retirement benefits - net periodic benefit cost	14	32	26
Income tax expense(4)	386	256	152

(1)	Includes net receivable adjustments of $(3), $(8) and $(2) for 2011, 2010 and 2009, respectively.

(2)	Includes amortization of approximately $3 for patents, which is included in cost of sales for each period presented.

(3)	2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.

(4)	Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.

Schedule of Cash, Cash Equivalents and Short-term Investments
Restricted cash amounts were as follows:

	December 31,
	2011	2010
Tax and labor litigation deposits in Brazil	$240	$276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$343	$371

Additions to Internal Use and Product Software

	Year Ended December 31,
Additions to:	2011	2010	2009
Internal use software	$163	$164	$98
Product software	108	70	1

Capitalized Costs, Internal Use and Product Software

	December 31,
Capitalized costs, net:	2011	2010
Internal use software	$545	$468
Product software	256	145

Research, Development and Engineering Expense
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Our RD&E expense was as follows:

	Year Ended December 31,
	2011	2010	2009
R&D	$613	$653	$713
Sustaining engineering	108	128	127
Total RD&E Expense	$721	$781	$840

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Operating segment revenues and profitability
Operating segments was as follows:

	Years Ended December 31,
	Services	Technology	Other	Total
2011(1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	25	202	251	478
Segment profit(loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149
2010(1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit(loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
2009(1)
Revenue	$3,373	$9,470	$1,623	$14,466
Finance income	103	597	13	713
Total Segment Revenue	$3,476	$10,067	$1,636	$15,179
Interest expense	$36	$229	$262	$527
Segment profit(loss)(2)	231	949	(342)	838
Equity in net income of unconsolidated affiliates	8	33	—	41

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Reconciliation to pre-tax income (loss)
The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2011	2010	2009
Total Segment Profit	$2,092	$1,875	$838
Reconciling items:
Restructuring and asset impairment charges	(33)	(483)	8
Restructuring charges of Fuji Xerox	(19)	(38)	(46)
Acquisition-related costs	—	(77)	(72)
Amortization of intangible assets	(398)	(312)	(60)
Venezuelan devaluation costs	—	(21)	—
ACS shareholders' litigation settlement	—	(36)	—
Loss on early extinguishment of liability and debt	(33)	(15)	—
Equity in net income of unconsolidated affiliates	(149)	(78)	(41)
Curtailment gain	107	—	—
Other	(2)	—	—
Pre-tax Income	$1,565	$815	$627

Revenue and Long-Lived Assets by Geography
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2011:

	Revenues			Long-Lived Assets (1)
	2011	2010	2009	2011	2010	2009
United States	$14,493	$13,801	$8,156	$1,894	$1,764	$1,245
Europe	5,557	5,332	4,971	776	741	717
Other areas	2,576	2,500	2,052	276	309	262
Total Revenues and Long-Lived Assets	$22,626	$21,633	$15,179	$2,946	$2,814	$2,224

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263
Net Assets Acquired	$6,512

Pro-forma Financial Data

	Year Ended December 31, 2010
	Pro-forma	As Reported
Revenue	$22,252	$21,633
Net income – Xerox	592	606
Basic earnings per-share	0.41	0.44
Diluted earnings per-share	0.41	0.43

Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Trade Accounts Receivable, Net
Accounts receivable, net were as follows:

	December 31,
	2011	2010
Amounts billed or billable	$2,307	$2,491
Unbilled amounts	395	447
Allowance for doubtful accounts	(102)	(112)
Accounts Receivable, net	$2,600	$2,826

Schedule of Accounts Receivables Sales
The amounts associated with the servicing liability were not material. Accounts receivable sales were as follows:

	Year Ended December 31,
	2011	2010	2009
Accounts receivable sales	$3,218	$2,374	$1,566
Deferred proceeds	386	307	—
Fees associated with sales	20	15	13
Estimated increase to operating cash flows(1)	133	106	309
 _____________________________

(1)	Represents the difference between current and prior year-end receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables
Finance receivables, net were as follows:

	December 31,
	2011	2010
Gross receivables	$7,583	$7,914
Unearned income	(1,027)	(1,093)
Subtotal	6,556	6,821
Residual values	7	11
Allowance for doubtful accounts	(201)	(212)
Finance receivables, net	6,362	6,620
Less: Billed portion of finance receivables, net	166	198
Less: Current portion of finance receivables not billed, net	2,165	2,287
Finance Receivables Due After One Year, net	$4,031	$4,135

Schedule of Financing Receivables, Minimum Payments
Contractual maturities of our gross finance receivables as of December 31, 2011 were as follows (including those already billed of $166):

2012	2013	2014	2015	2016	Thereafter	Total
$2,832	$2,073	$1,469	$859	$315	$35	$7,583

Allowance for Credit Losses Rollforward, and the Investment in Finance Receivables
The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2009	$99	$33	$87	$3	$222
Provision	47	22	59	—	128
Charge-offs	(58)	(23)	(59)	—	(140)
Recoveries and other(1)	3	5	(6)	—	2
Balance at December 31, 2010	91	37	81	3	212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance December 31, 2011	$75	$33	$91	$2	$201
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2010(2)	$3,177	$872	$2,706	$66	$6,821
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $7 and $11, and the allowance for credit losses of $201 and $212 at December 31, 2011 and 2010, respectively.

(3)	Includes developing market countries and smaller units.

Credit Quality Indicators for Finance Receivables
Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and Other Services	$349	$380	$160	$889
Government and Education	821	20	4	845
Graphic Arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and Other Services	153	118	51	322
Government and Education	121	9	4	134
Graphic Arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538

Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556

	December 31, 2010
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and Other Services	$360	$401	$190	$951
Government and Education	849	21	7	877
Graphic Arts	147	217	156	520
Industrial	206	91	38	335
Healthcare	134	48	32	214
Other	102	109	69	280
Total United States	1,798	887	492	3,177
Finance and Other Services	150	127	56	333
Government and Education	127	12	3	142
Graphic Arts	32	35	48	115
Industrial	57	47	30	134
Other	88	47	13	148
Total Canada	454	268	150	872
France	219	374	82	675
U.K./Ireland	206	164	51	421
Central(1)	297	551	65	913
Southern(2)	263	237	81	581
Nordics(3)	50	63	3	116
Total Europe	1,035	1,389	282	2,706
Other	33	33	—	66
Total	$3,320	$2,577	$924	$6,821
_____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Aging of Billed Finance Receivables
The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that were more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging our our billed finance receivables is as follows:

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and Other Services	$18	$4	$1	$23	$866	$889	$15
Government and Education	21	5	2	28	817	845	29
Graphic Arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241

	December 31, 2010
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and Other Services	$23	$5	$2	$30	$921	$951	$23
Government and Education	26	6	3	35	842	877	40
Graphic Arts	21	3	1	25	495	520	16
Industrial	11	2	1	14	321	335	10
Healthcare	6	2	1	9	205	214	9
Other	8	2	—	10	270	280	8
Total United States	95	20	8	123	3,054	3,177	106
Canada	3	3	1	7	865	872	28
France	1	1	—	2	673	675	5
U.K./Ireland	4	1	1	6	415	421	7
Central(1)	9	2	4	15	898	913	39
Southern(2)	32	10	15	57	524	581	99
Nordics(3)	1	—	—	1	115	116	2
Total Europe	47	14	20	81	2,625	2,706	152
Other	2	—	—	2	64	66	—
Total	$147	$37	$29	$213	$6,608	$6,821	$286
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Inventories and Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Inventory, Current	The following is a summary of Inventories by major category:

	December 31,
	2011	2010
Finished goods	$866	$858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	$1,021	$991

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Schedule of Future Rental Revenues on Operating Leases	Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2012	2013	2014	2015	2016	Thereafter
$392	$295	$199	$113	$59	$23

Land, Buildings and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Land, Buildings and Equipment, Net [Abstract]
Property, Plant and Equipment
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2011	2010
Land		$60	$63
Buildings and building equipment	25 to 50	1,121	1,133
Leasehold improvements	Varies	461	455
Plant machinery	5 to 12	1,557	1,607
Office furniture and equipment	3 to 15	1,470	1,306
Other	4 to 20	99	115
Construction in progress		93	67
Subtotal		4,861	4,746
Accumulated depreciation		(3,249)	(3,075)
Land, Buildings and Equipment, net		$1,612	$1,671

Land, Buildings and Equipment Depreciation Expense
Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2011	2010	2009
Depreciation expense	$405	$379	$247
Operating lease rent expense(1)	681	632	267

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2011 were as follows:

2012	2013	2014	2015	2016	Thereafter
$637	$503	$296	$168	$83	$103

Investment in Affiliates, at Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates [Table Text Block]
Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2011	2010
Fuji Xerox	$1,334	$1,217
All other equity investments	61	74
Investments in Affiliates, at Equity	$1,395	$1,291

Schedule of Equity Method Investments
Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2011	2010	2009
Fuji Xerox	$137	$63	$30
Other investments	12	15	11
Total Equity in Net Income of Unconsolidated Affiliates	$149	$78	$41

Exchange rates for Equity Investments in Affiliates [Table Text Block]
Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2011	2010	2009
Summary of Operations	Weighted Average Rate	79.61	87.64	93.51
Balance Sheet	Year-End Rate	77.62	81.66	92.46

Other Transactions with Equity Affiliates
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2011	2010	2009
Dividends received from Fuji Xerox	$58	$36	$10
Royalty revenue earned	128	116	106
Inventory purchases from Fuji Xerox	2,180	2,098	1,590
Inventory sales to Fuji Xerox	151	147	133
R&D payments received from Fuji Xerox	2	1	3
R&D payments paid to Fuji Xerox	21	30	33

Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2011	2010	2009
Summary of Operations
Revenues	$12,367	$11,276	$9,998
Costs and expenses	11,464	10,659	9,781
Income before income taxes	903	617	217
Income tax expense	312	291	67
Net Income	591	326	150
Less: Net income - noncontrolling interests	5	5	1
Net Income - Fuji Xerox	$586	$321	$149
Balance Sheet
Assets:
Current assets	$5,056	$4,884	$4,111
Long-term assets	6,064	5,978	5,457
Total Assets	$11,120	$10,862	$9,568
Liabilities and Equity:
Current liabilities	$3,772	$3,534	$2,643
Long-term debt	817	1,260	1,368
Other long-term liabilities	700	707	1,104
Noncontrolling interests	25	22	19
Fuji Xerox shareholders' equity	5,806	5,339	4,434
Total Liabilities and Equity	$11,120	$10,862	$9,568

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Technology	Services	Other	Total
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
Acquisitions:
ComDoc	106	—	—	106
Other	12	—	—	12
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisitions:
ACS	—	5,127	—	5,127
EHRO	—	77	—	77
TMS	—	35	—	35
IBS	14	—	—	14
Other	11	10	—	21
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649
Foreign currency translation	(6)	(28)	—	(34)
Acquisitions:
Unamic/HCN	—	43	—	43
Breakaway	—	33	—	33
ESM	—	28	—	28
Concept Group	26	—	—	26
MBM	20	—	—	20
Other	17	21	—	38
Balance at December 31, 2011	$2,482	$6,313	$8	$8,803

Schedule of Finite-Lived Intangible Assets by Major Class
Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following:

		December 31, 2011			December 31, 2010
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12	$3,522	$751	$2,771	$3,487	$464	$3,023
Distribution network	25	123	59	64	123	54	69
Trademarks(1)	20	238	47	191	325	59	266
Technology, patents and non-compete(1)	4	29	13	16	47	34	13
Total Intangible Assets		$3,912	$870	$3,042	$3,982	$611	$3,371

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Restructuring Programs (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Program Activity [Table Text Block]

A summary of our restructuring program activity during the three years ended December 31, 2011 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance December 31,2008	$320	$32	$—	$352
Restructuring provision	28	9	—	37
Reversals of prior accruals	(39)	(6)	—	(45)
Net current period charges(2)	(11)	3	—	(8)
Charges against reserve and currency	(255)	(15)	—	(270)
Balance December 31,2009	54	20	—	74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	$116	$7	$—	$123
 _____________________________

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

Reconciliation to the Condensed Consolidated Statements of Cash Flows [Table Text Block]

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Charges against reserve	$(233)	$(234)	$(270)
Asset impairment	5	26	—
Effects of foreign currency and other non-cash items	10	(5)	—
Restructuring Cash Payments	$(218)	$(213)	$(270)

Total Costs Incurred with Restructuring Programs, by Segment [Table Text Block]

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2011	2010	2009
Technology	$23	$325	$(5)
Services	12	104	(2)
Other	(2)	54	(1)
Total Net Restructuring Charges	$33	$483	$(8)

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Table Text Block]
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2011	2010
Other Current Assets
Deferred taxes and income taxes receivable	$261	$345
Royalties, license fees and software maintenance	143	155
Restricted cash	97	91
Prepaid expenses	147	133
Derivative instruments	58	45
Deferred purchase price from sale of receivables	97	90
Advances and deposits	28	23
Other	227	244
Total Other Current Assets	$1,058	$1,126
Other Current Liabilities
Deferred taxes and income taxes payable	$83	$59
Other taxes payable	150	177
Interest payable	84	122
Restructuring reserves	116	309
Derivative instruments	31	19
Product warranties	15	17
Dividends payable	74	74
Distributor and reseller rebates/commissions	112	105
Other	966	925
Total Other Current Liabilities	$1,631	$1,807

Other Long-term Assets
Prepaid pension costs	$76	$92
Net investment in discontinued operations(1)	204	224
Internal use software, net	545	468
Product software, net	256	145
Restricted cash	246	280
Debt issuance costs, net	38	42
Customer contract costs, net	294	134
Derivative instruments	—	11
Deferred compensation plan investments	92	92
Other	365	286
Total Other Long-term Assets	$2,116	$1,774
Other Long-term Liabilities
Deferred and other tax liabilities	$290	$200
Environmental reserves	16	20
Unearned income	82	36
Restructuring reserves	7	14
Other	466	527
Total Other Long-term Liabilities	$861	$797

(1)
At December 31, 2011, our net investment in discontinued operations primarily consisted of a $225 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. In 2011, the performance-based instrument was pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.

Debt (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt	Short-term borrowings were as follows:

	December 31,
	2011	2010
Commercial paper	$100	$300
Current maturities of long-term debt	1,445	1,070
Total Short-term Debt	$1,545	$1,370

Schedule of Long-term Debt Instruments
Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2011(2)	2011	2010
Xerox Corporation
Notes due 2011	—%	$—	$1
Senior Notes due 2011	—%	—	750
Senior Notes due 2012	5.59%	1,100	1,100
Senior Notes due 2013	5.65%	400	400
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.28%	300	—
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Notes due 2018	0.57%	1	—
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	4.59%	700	—
Zero Coupon Notes due 2023	5.71%	301	283
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,021	$7,753
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	5.59%	76	75
Other	2.14%	3	2
Subtotal-Subsidiary Companies		$329	$327
Principal Debt Balance		8,350	8,080
Unamortized discount		(7)	(1)
Fair value adjustments(1)		190	228
Less: current maturities		(1,445)	(1,070)
Total Long-term Debt		$7,088	$7,237

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Schedule of Maturities of Long-term Debt
Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2012	2013	2014	2015	2016	Thereafter	Total
1,445	$425	$1,078	$1,252	$951	$3,199	$8,350

(1)
Quarterly total debt maturities for 2012 are $12, $1,114, $310 and $9 for the first, second, third and fourth quarters, respectively. 2012 maturities also includes our puttable 5.71% Zero Coupon Notes due 2023, In February 2012, we completed an exchange of the 5.71% Zero Coupon Notes due 2023 for approximately $363 of our 4.50% Senior Notes due 2021. Refer to Note 21 - Subsequent Events for additional information regarding this debt exchange.

Schedule Of Interest Expense And Interest Income

Interest expense and interest income was as follows:

	Year Ended December 31,
	2011	2010	2009
Interest expense(1)	$478	$592	$527
Interest income(2)	653	679	734

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Net Payments/procees on Other Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2011	2010	2009
Net proceeds (payments) on short-term debt	$(200)	$300	$(61)
Net payments on Credit Facility	—	—	(246)
Net proceeds from issuance of long-term debt	1,000	—	2,725
Net payments on long-term debt	(751)	(3,357)	(1,495)
Net (Payments) Proceeds on Other Debt	$49	$(3,057)	$923

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2011:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$634	$5
U.S. Dollar/Euro	563	17
Japanese Yen/Euro	450	24
Euro/U.K. Pound Sterling	406	(5)
U.K. Pound Sterling/Euro	244	2
U.K. Pound Sterling/U.S. Dollar	217	(8)
Swiss Franc/Euro	172	2
Canadian Dollar/Euro	168	(1)
U.S. Dollar/Japanese Yen	94	—
Swedish Krona/Euro	86	2
Mexican Peso/U.S. Dollar	60	(5)
Indian Rupee/U.S. Dollar	47	(5)
All Other	303	(1)
Total Foreign Exchange Hedging	$3,444	$27
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2011.

Forward Foreign Exchange Contracts [Table Text Block]
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2011:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$634	$5
U.S. Dollar/Euro	563	17
Japanese Yen/Euro	450	24
Euro/U.K. Pound Sterling	406	(5)
U.K. Pound Sterling/Euro	244	2
U.K. Pound Sterling/U.S. Dollar	217	(8)
Swiss Franc/Euro	172	2
Canadian Dollar/Euro	168	(1)
U.S. Dollar/Japanese Yen	94	—
Swedish Krona/Euro	86	2
Mexican Peso/U.S. Dollar	60	(5)
Indian Rupee/U.S. Dollar	47	(5)
All Other	303	(1)
Total Foreign Exchange Hedging	$3,444	$27
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at

Summary of Derivative Instruments Fair Value [Table Text Block]
The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2011	2010
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$37	$19
	Other current liabilities	(11)	(1)
Interest rate swaps	Other long-term assets	—	11
	Net Designated Asset	$26	$29

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$21	$26
	Other current liabilities	(20)	(18)
	Net Undesignated Asset	$1	$8

Summary of Derivatives	Total Derivative Assets	$58	$56
	Total Derivative Liabilities	(31)	(19)
	Net Derivative Asset	$27	$37

Summary of Fair Value Hedges Gains (Losses) [Table Text Block]
The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2011	2010	2009	2011	2010	2009
Interest rate contracts	Interest expense	$15	$99	$(18)	$(15)	$(99)	$18

Summary of Cash Flow Hedges Gains (Losses) [Table Text Block]

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2011	2010	2009		2011	2010	2009
Foreign exchange contracts – forwards	$30	$46	$(1)	Cost of sales	$14	$28	$(2)

Summary of Derivatives Not Designated as Hedging Instruments Gains (Losses) [Table Text Block]
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative Gain (Loss)	2011	2010	2009
Foreign exchange contracts – forwards	Other expense – Currency gains (losses), net	$33	$113	$49

Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities measured at fair value on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	December 31, 2011
	2011	2010
Assets:
Foreign exchange contracts-forwards	$58	$45
Interest rate swaps	—	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	$150	$148
Liabilities:
Foreign exchange contracts-forwards	$31	$19
Deferred compensation plan liabilities	97	98
Total	$128	$117

Estimated Fair Values of Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$902	$902	$1,211	$1,211
Accounts receivable, net	2,600	2,600	2,826	2,826
Short-term debt	1,545	1,629	1,370	1,396
Long-term debt	7,088	7,571	7,237	7,742
Liability to subsidiary trust issuing preferred securities	—	—	650	670

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension, Defined Benefit Plans Assets Measured Using Level 3 [Table Text Block]
The following table represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Guaranteed Insurance Contracts	Hedge Funds	Other	Total
December 31, 2009	$237	$286	$130	$4	$—	$657
Purchases	41	30	1	—	—	72
Sales	(34)	(38)	(13)	—	—	(85)
Net transfers in from Level 1	—	—	1	—	—	1
Realized gains (losses)	5	28	(2)	—	—	31
Unrealized gains (losses)	22	—	(2)	—	—	20
Currency translation	(6)	—	(9)	—	—	(15)
Other	10	1	(9)	—	(1)	1
December 31, 2010	275	307	97	4	(1)	682
Purchases	69	30	3	—	—	102
Sales	(6)	(61)	(3)	(1)	—	(71)
Net transfers in from Level 1	2	—	12	—	—	14
Net transfers in from Level 2	—	—	9	—	—	9
Realized gains (losses)	—	46	(1)	—	—	45
Unrealized gains (losses)	18	(4)	(4)	—	—	10
Currency translation	(4)	—	(3)	—	—	(7)
Other	(2)	—	6	—	1	5
December 31, 2011	$352	$318	$116	$3	$—	$789

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2011			December 31, 2010
	Underfunded	Unfunded	Total	Underfunded	Unfunded	Total
Projected benefit obligation	$8,733	$772	$9,505	$5,001	$725	$5,726
Accumulated benefit obligation	8,418	760	9,178	4,826	707	5,533
Fair value of plan assets	7,204	—	7,204	3,883	—	3,883

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits	Retiree Health
2012	$781	$80
2013	640	83
2014	627	82
2015	654	81
2016	664	80
Years 2017-2021	3,426	372

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Benefit plans pre-tax amounts recognized in AOCL at December 31,:

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Net actuarial loss	$2,552	$1,867	$70	$54
Prior service (credit)	(37)	(167)	(163)	(200)
Total Pre-tax Loss (Gain)	$2,515	$1,700	$(93)	$(146)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
As of the 2011 and 2010 measurement dates, the global pension plan assets were $8.3 billion and $7.9 billion, respectively. These assets were invested among several asset classes. Our common stock represents approximately $50 or 0.6% of total plan assets at December 31, 2011.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2011 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2011	% of Total
Cash and Cash Equivalents	$578	$—	$—	$578	7%
Equity Securities:
U.S. Large Cap	511	50	—	561	7%
Xerox Common Stock	50	—	—	50	1%
U.S. Mid Cap	90	—	—	90	1%
U.S. Small Cap	83	89	—	172	2%
International Developed	1,209	481	—	1,690	21%
Emerging Markets	297	54	—	351	4%
Global Equity	7	17	—	24	—%
Total Equity Securities	2,247	691	—	2,938	36%
Debt Securities:
U.S. Treasury Securities	9	416	—	425	5%
Debt Security Issued by Government Agency	64	1,407	—	1,471	18%
Corporate Bonds	150	1,470	—	1,620	20%
Asset Backed Securities	2	61	—	63	—%
Total Debt Securities	225	3,354	—	3,579	43%
Common/Collective Trust	3	—	—	3	—%
Derivatives:
Interest Rate Contracts	18	103	—	121	1%
Foreign Exchange Contracts	14	(1)	—	13	—%
Equity Contracts	23	—	—	23	—%
Other Contracts	64	—	—	64	1%
Total Derivatives	119	102	—	221	2%
Hedge Funds	—	—	3	3	—%
Real Estate	67	132	352	551	7%
Private Equity/Venture Capital	—	—	318	318	4%
Guaranteed Insurance Contracts	—	—	116	116	1%
Other(1)	(48)	18	—	(30)	—%
Total Defined Benefit Plans Assets	$3,191	$4,297	$789	$8,277	100%

(1)	Other Level 1 assets include net non-financial liabilities of $(54) such as due to/from broker, interest receivables and accrued expenses.

Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations [Table Text Block]
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Year Ended December 31,
	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Components of Net Periodic Benefit Costs:
Service cost	$186	$178	$173	$8	$8	$7
Interest cost(1)	612	575	508	47	54	60
Expected return on plan assets(2)	(647)	(570)	(523)	—	—	—
Recognized net actuarial loss	72	71	25	—	—	—
Amortization of prior service credit	(23)	(22)	(21)	(41)	(30)	(41)
Recognized settlement loss	84	72	70	—	—	—
Recognized curtailment gain	(107)	—	—	—	—	—
Defined Benefit Plans	177	304	232	14	32	26
Defined contribution plans	66	51	38	—	—	—
Net periodic benefit cost	243	355	270	14	32	26

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	852	198	8	25	13	126
Prior service (credit)	(2)	(19)	—	(3)	(86)	1
Amortization of net actuarial (loss)	(153)	(143)	(95)	—	—	—
Amortization of net prior service credit	23	22	21	41	30	41
Curtailment gain - recognition of net prior service credit	107	—	—	—	—	—
Total recognized in Other Comprehensive Income	827	58	(66)	63	(43)	168
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$1,070	$413	$204	$77	$(11)	$194
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $388, $381 and $390 and interest expense directly allocated to TRA participant accounts of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $423, $376 and $405 and actual investment income on TRA assets of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

Summary of the Components of the Net Change in Benefit Plans Included within Other Comprehensive Income [Table Text Block]
We sponsor numerous pension and other post-retirement benefit plans, primarily retiree health, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Change in Benefit Obligation:
Benefit obligation, January 1	$9,731	$9,194	$1,006	$1,102
Service cost	186	178	8	8
Interest cost	612	575	47	54
Plan participants' contributions	10	11	33	26
Plan amendments(3)	(2)	(19)	(4)	(86)
Actuarial loss	916	477	26	13
Acquisitions(2)	—	140	—	1
Currency exchange rate changes	(85)	(154)	(3)	6
Curtailments	—	(1)	—	—
Benefits paid/settlements	(870)	(670)	(106)	(118)
Other	7	—	—	—
Benefit Obligation, December 31	$10,505	$9,731	$1,007	$1,006
Change in Plan Assets:
Fair value of plan assets, January 1	7,940	$7,561	$—	$—
Actual return on plan assets	694	846	—	—
Employer contribution	556	237	73	92
Plan participants' contributions	10	11	33	26
Acquisitions(2)	—	107	—	—
Currency exchange rate changes	(57)	(144)	—	—
Benefits paid/settlements	(870)	(669)	(106)	(118)
Other	4	(9)	—	—
Fair Value of Plan Assets, December 31	$8,277	$7,940	$—	$—

Net Funded Status at December 31(1)	$(2,228)	$(1,791)	$(1,007)	$(1,006)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$76	$92	$—	$—
Accrued compensation and benefit costs	(45)	(44)	(82)	(86)
Pension and other benefit liabilities	(2,259)	(1,839)	—	—
Post-retirement medical benefits	—	—	(925)	(920)
Net Amounts Recognized	$(2,228)	$(1,791)	$(1,007)	$(1,006)

(1)	Includes under-funded and non-funded plans.

(2)	Primarily ACS's acquired balances.

(3)	Refer to the “Plan Amendment” section for additional information.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the defined benefit plans assets measured at fair value at December 31, 2010 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2010	% of Total
Cash and Cash Equivalents	$640	$—	$—	$640	8%
Equity Securities:
U.S. Large Cap	507	54	—	561	7%
U.S. Mid Cap	84	—	—	84	1%
U.S. Small Cap	60	62	—	122	2%
International Developed	1,513	514	—	2,027	26%
Emerging Markets	324	—	—	324	4%
Global Equity	8	25	—	33	—%
Total Equity Securities	2,496	655	—	3,151	40%
Debt Securities:
U.S. Treasury Securities	4	209	—	213	3%
Debt Security Issued by Government Agency	75	1,011	—	1,086	14%
Corporate Bonds	167	1,412	—	1,579	20%
Asset Backed Securities	2	15	—	17	—%
Total Debt Securities	248	2,647	—	2,895	37%
Common/Collective Trust	4	69	—	73	1%
Derivatives:
Interest Rate Contracts	—	123	—	123	2%
Foreign Exchange Contracts	5	(12)	—	(7)	—%
Equity Contracts	—	53	—	53	—%
Other Contracts	66	3	—	69	1%
Total Derivatives	71	167	—	238	3%
Hedge Funds	—	2	4	6	—%
Real Estate	103	73	275	451	6%
Private Equity/Venture Capital	—	—	308	308	4%
Guaranteed Insurance Contracts	—	—	96	96	1%
Other(1)	34	49	(1)	82	—%
Total Defined Benefit Plans Assets	$3,596	$3,662	$682	$7,940	100%

(1)     Other Level 1 assets include net non-financial assets of $27 such as due to/from broker, interest receivables and accrued expenses.

Pension Assets and Benefit Obligation by Country [Table Text Block]
Our pension plan assets and benefit obligations at December 31, 2011 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.3	$4.3	$(1.0)
U.S. unfunded	—	0.3	(0.3)
Total U.S.	$3.3	$4.6	$(1.3)
U.K.	3.0	3.3	(0.3)
Canada	0.6	0.8	(0.2)
Other funded	1.4	1.3	0.1
Other unfunded	—	0.5	(0.5)
Total	$8.3	$10.5	$(2.2)

Schedule of Allocation of Plan Assets [Table Text Block]
The target asset allocations for our worldwide plans were:

	2011	2010
Equity investments	41%	42%
Fixed income investments	45%	45%
Real estate	7%	7%
Private equity	4%	4%
Other	3%	2%
Total Investment Strategy	100%	100%

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	4.5%	4.9%	5.4%
Rate of compensation increase	3.1%	3.1%	3.6%	n/a(1)	n/a(1)	n/a(1)

(1)	Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits				Retiree Health
	2012	2011	2010	2009	2012	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	6.3%	4.5%	4.9%	5.4%	6.3%
Expected return on plan assets	6.9%	7.2%	7.3%	7.4%	n/a(1)	n/a(1)	n/a(1)	n/a(1)
Rate of compensation increase	3.1%	3.1%	3.6%	3.9%	n/a(2)	n/a(2)	n/a(2)	n/a(2)

(1)	Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.

(2)	Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates were as follows:

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.5%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$5	$(4)
Effect on post-retirement benefit obligation	89	(72)

Income and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2011	2010	2009
Domestic income	$917	$433	$45
Foreign income	648	382	582
Income Before Income Taxes	$1,565	$815	$627

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provisions (benefits) for income taxes was as follows:

	Year Ended December 31,
	2011	2010	2009
Federal Income Taxes
Current	$52	$153	$(50)
Deferred	134	(17)	109
Foreign Income Taxes
Current	103	59	84
Deferred	38	8	11
State Income Taxes
Current	28	46	(2)
Deferred	31	7	—
Total Provision (Benefits)	$386	$256	$152

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.0%	6.3%	3.2%
Effect of tax law changes	0.2%	(0.2)%	—%
Change in valuation allowance for deferred tax assets	(0.3)%	2.6%	(1.7)%
State taxes, net of federal benefit	2.4%	2.0%	(0.2)%
Audit and other tax return adjustments	(1.0)%	(3.6)%	(8.7)%
Tax-exempt income, credits and incentives	(3.1)%	(3.9)%	(4.7)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(10.4)%	(6.7)%	0.5%
Other	(0.1)%	(0.1)%	0.8%
Effective Income Tax Rate	24.7%	31.4%	24.2%

(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Allocation of Income Tax Expense Benefit [Table Text Block]
Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2011	2010	2009
Pre-tax income	$386	$256	$152
Common shareholders' equity:
Changes in defined benefit plans	(277)	12	(61)
Stock option and incentive plans, net	1	(6)	21
Cash flow hedges	3	5	—
Translation adjustments	2	6	(13)
Total Income Tax Expense (Benefit)	$115	$273	$99

Summary of Income Tax Contingencies [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$186	$148	$170
Additions from acquisitions	—	46	—
Additions related to current year	43	38	6
Additions related to prior years positions	38	24	27
Reductions related to prior years positions	(17)	(16)	(33)
Settlements with taxing authorities(1)	(14)	(19)	(7)
Reductions related to lapse of statute of limitations	(8)	(35)	(29)
Currency	(3)	—	14
Balance at December 31	$225	$186	$148

(1)	Majority of settlements did not result in the utilization of cash

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2011	2010
Deferred Tax Assets
Research and development	$876	$855
Post-retirement medical benefits	368	373
Depreciation	224	200
Net operating losses	637	634
Other operating reserves	95	194
Tax credit carryforwards	379	409
Deferred compensation	306	340
Allowance for doubtful accounts	93	97
Restructuring reserves	29	78
Pension	547	437
Other	168	156
Subtotal	3,722	3,773
Valuation allowance	(677)	(735)
Total	$3,045	$3,038

Deferred Tax Liabilities
Unearned income and installment sales	$1,016	$1,025
Intangibles and goodwill	1,227	1,229
Other	13	54
Total	$2,256	$2,308

Total Deferred Taxes, Net	$789	$730

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2011 (shares in thousands):

Authorized share repurchase programs	$4,500
Share repurchase cost	$3,641
Share repurchase fees	$6
Number of shares repurchased	282,036

In January 2012, the Board of Directors authorized an additional $500 million in share repurchase bringing the total authorization to $5 billion.

Schedule of Common and Treasury Stock Changes [Table Text Block]
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2008	864,777	—
Stock based compensation plans, net	4,604	—
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 14 - Employee Benefits Plans for additional information.

Stock-based Compensantion Expense, Tax Effect [Table Text Block]	Stock-based compensation expense was as follows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation expense, pre-tax	$123	$123	$85
Income tax benefit recognized in earnings	47	47	33

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the activity for RSUs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	32,431	$8.68	25,127	$10.18	14,037	$15.43
Granted	8,035	10.66	11,845	8.56	15,268	6.69
Vested	(5,225)	11.64	(3,671)	18.22	(3,764)	15.17
Cancelled	(1,457)	8.57	(870)	10.36	(414)	13.94
Outstanding at December 31	33,784	8.70	32,431	8.68	25,127	10.18

Schedule of Share-based Compensation, RSUs, Vested, Intrinsic Value [Table Text Block]

	Year Ended December 31,
Vested Restricted Stock Units	2011	2010	2009
Total intrinsic value of vested RSUs	$56	$31	$19
Tax benefit realized for vested RSUs tax deductions	22	10	6

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]
A summary of the activity for PSs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,771	$9.78	4,874	$15.49	7,378	$15.39
Granted	4,852	10.42	5,364	8.10	718	15.17
Vested	(1,587)	12.84	(1,566)	18.48	(3,075)	15.17
Cancelled	(1,273)	12.79	(901)	15.51	(147)	15.52
Outstanding at December 31	9,763	9.21	7,771	9.78	4,874	15.49

At December 31, 2011, the aggregate intrinsic value of PSs outstanding was $78. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs was as follows:

	Year Ended December 31,
Vested Performance Shares	2011	2010	2009
Total intrinsic value of vested PSs	$17	$12	$15
Tax benefit realized for vested PSs tax deductions	6	5	6

Share-based Compensation, Stock Option Assumptions, ACS Acquisition [Table Text Block]
The options generally expire 10 years from date of grant. 42,136 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2011.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term - in Years	0.75	4.2

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table provides information relating to the status of, and changes in, outstanding stock options (stock options in thousands):

	2011		2010		2009
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	71,038	$8.00	28,363	$10.13	45,185	$15.49
Granted - ACS acquisition	—	—	96,662	6.79	—	—
Canceled/Expired	(14,889)	8.38	(2,735)	7.33	(16,676)	24.68
Exercised	(6,079)	8.21	(51,252)	6.92	(146)	5.88
Outstanding at December 31	50,070	6.98	71,038	8.00	28,363	10.13

Exercisable at December 31	39,987	7.14	57,985	8.38	28,363	10.13

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Information relating to options outstanding and exercisable at December 31, 2011 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$119	$102
Weighted-average remaining contractual life in years	4.3	3.5

Share-based Compensation, Vested Stock Options Exercised, Period Activity [Table Text Block]
The following table provides information relating to stock option exercises:

	Year Ended December 31,
	2011	2010	2009
Total intrinsic value of stock options	$18	$155	$—
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	7	56	—

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Comprehensive Income is composed of the following:

	Year Ended December 31,
	2011		2010		2009
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments (Losses) Gains	$(103)	$(105)	$(29)	$(35)	$583	$596
Unrealized Gains (Losses):
Changes in fair value of cash flow hedges - gains (losses)	30	22	46	31	(1)	(1)
Changes in cash flow hedges reclassed to earnings(1)	(14)	(9)	(28)	(18)	2	2
Other	(1)	(1)	(1)	(1)	1	1
Net unrealized gains (losses)	15	12	17	12	2	2

Defined Benefit Plans (Losses) Gains:
Actuarial/Prior service (losses) gains	(872)	(607)	(106)	(191)	(135)	(54)
Actuarial/Prior service amortization(2)	89	60	91	164	33	13
Curtailment gain - recognition of prior service credit	(107)	(66)	—	—	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(31)	(31)	28	28	(36)	(36)
Other(4)	8	8	22	22	(92)	(92)
Change in defined benefit plans (losses) gains	(913)	(636)	35	23	(230)	(169)

Other Comprehensive (Loss) Income, net	(1,001)	(729)	23	—	355	429
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(1)	(1)	—	—	1	1
Other Comprehensive (Loss) Income Attributable to Xerox	$(1,000)	(728)	23	—	354	428

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
AOCL is composed of the following:

	December 31,
	2011	2010	2009
Cumulative translation adjustments	$(939)	$(835)	$(800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	(1,167)	(1,190)
Other unrealized gains, net	26	14	2
Total Accumulated Other Comprehensive Loss	$(2,716)	$(1,988)	$(1,988)

(1)	Includes our share of Fuji Xerox.

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	(24)	(21)	—
Adjusted Net Income Available to Common Shareholders	$1,271	$585	$485
Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Basic Earnings per Share	$0.92	$0.44	$0.56

Diluted Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	—	(21)	—
Interest on Convertible Securities, net	1	—	1
Adjusted Net Income Available to Common Shareholders	$1,296	$585	$486

Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Common shares issuable with respect to:
Stock options	9,727	13,497	462
Restricted stock and performance shares	16,993	13,800	7,087
Convertible preferred stock	26,966	—	—
Convertible securities	1,992	—	1,992
Adjusted Weighted Average Common Shares Outstanding	1,443,774	1,350,728	879,520
Diluted Earnings per Share	$0.90	$0.43	$0.55

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	40,343	57,541	27,901
Restricted stock and performance shares	26,018	25,983	22,574
Convertible preferred stock	—	26,966	—
Convertible securities	—	1,992	—
	66,361	112,482	50,475

Dividends per common share	$0.17	$0.17	$0.17

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation Allowance for Impairment of Recognized Servicing Assets [Table Text Block]

(in millions)	Balance at beginning of period	Additions charged to bad debt provision (1)	Amounts (credited) charged to other income statement accounts (1)	Deductions and other, net of recoveries (2)	Balance at end of period
2011
Allowance for Losses on:
Accounts Receivable	$112	$57	$(1)	$(66)	$102
Finance Receivables	212	100	(2)	(109)	201
	$324	$157	$(3)	$(175)	$303

2010
Allowance for Losses on:
Accounts Receivable	$148	$60	$(14)	$(82)	$112
Finance Receivables	222	128	6	(144)	212
	$370	$188	$(8)	$(226)	$324

2009
Allowance for Losses on:
Accounts Receivable	$131	$114	$(5)	$(92)	$148
Finance Receivables	198	177	3	(156)	222
	$329	$291	$(2)	$(248)	$370

(1)
Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)
Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.

Summary of Significant Accounting Policies - Summary of Significant Accounting Estimates (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Change in Accounting Estimate [Line Items]
Revenue, Net	$ 22,600,000,000
Provision for restructuringand asset impairments	33,000,000		483,000,000		(8,000,000)
Provisions for receivables	154,000,000	[1]	180,000,000	[1]	289,000,000	[1]
Provisions for litigation and regulatory matters	11,000,000		(4,000,000)		9,000,000
Provision for Obsolete and excess inventory	39,000,000		31,000,000		52,000,000
Provision for product warranty liability	30,000,000		33,000,000		34,000,000
Depreciation and obsolescence of equipment on operating leases	294,000,000		313,000,000		329,000,000
Depreciation of buildings and equipment	405,000,000		379,000,000		247,000,000
Amortization of internal use software	91,000,000		70,000,000		53,000,000
Amortization of product software	11,000,000		7,000,000		5,000,000
Amortization of acquired intangible assets	401,000,000	[2]	316,000,000	[2]	64,000,000	[2]
Amortization of customer contract costs	49,000,000		12,000,000		0
Defined pension benefits - net periodic benefit cost	177,000,000	[3]	304,000,000	[3]	232,000,000	[3]
Other post-retirement benefits - net periodic benefit cost	14,000,000		32,000,000		26,000,000
Receivable adjustments	(3,000,000)		(8,000,000)		(2,000,000)
Amortization of Patents	3,000,000
Income tax expense	386,000,000	[4]	256,000,000	[4]	152,000,000	[4]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 107,000,000		$ 0		$ 0

[1]	Includes net receivable adjustments of $(3), $(8) and $(2) for 2011, 2010 and 2009, respectively.
[2]	Includes amortization of approximately $3 for patents, which is included in cost of sales for each period presented.
[3]	(3)2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.
[4]	(4)Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.

Summary of Significant Accounting Policies - Accounting Policies, Text Amounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Amortization of customer-related contract costs	$ 294	$ 134
Weighted average life, deferred set-up customer costs	8
Amortization expense, customer contract costs	80
Long-term Revenue Recognition, Percentage of Completion	$ 320	$ 270
Revenue Recognition, Multipledeliverable Arrangements, Percentage	40.00%

Summary of Significant Accounting Policies - Summary of Restricted Cash and Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Restricted Cash and Investments [Abstract]
Tax and labor litigation deposits in Brazil	$ 240	$ 276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$ 343	$ 371

Summary of Significant Accounting Policies - Internal Use and Product Software (Details)	12 Months Ended
Dec. 31, 2011 year
Note 1 - Summary of Significant Accounting Policies [Abstract]
Internal Use and Product Software, Amortization Period Minimum	3
Internal Use and Product Software, Amortization Period Maximum	10

Summary of Significant Accounting Policies - Additions to Internal Use and Product Software (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additions to Internal Use and Product Software [Abstract]
Internal use software	$ 163	$ 164	$ 98
Product software	$ 108	$ 70	$ 1

Summary of Significant Accounting Policies - Capitalized Costs, Net for Internal Use and Product Software (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs, Net for Internal Use and Product Software [Abstract]
Internal use software	$ 545	$ 468
Product software	$ 256	$ 145

Summary of Significant Accounting Policies - Total RD&E Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total RD&E Expense [Abstract]
R&D	$ 613	$ 653	$ 713
Sustaining engineering	108	128	127
Total RD&E Expense	$ 721	$ 781	$ 840

Summary of Significant Accounting Policies - Total currency gains losses recognized in the income statment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Currency gains losses [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	$ 12	$ 11	$ 26

Segment Reporting - Segment Revenue and Segment Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 primaryreportablesegment offerings		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	$ 21,994	[1]	$ 20,973	[1]	$ 14,466	[1]
Primary Reportable Segments, Number	2
Outsourcing Service Offerings	3
Finance income	632	[1]	660	[1]	713	[1]
Total Segment Revenue	22,626	[1]	21,633	[1]	15,179	[1]
Interest expense	478	[1]	592	[1]	527	[1]
Segment profit/(loss)	2,092	[1],[2]	1,875	[1],[2]	838	[1],[2]
Equity in net income of unconsolidated affiliates	149	[1]	78	[1]	41	[1]
Technology Segment [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	9,722	[1]	9,790	[1]	9,470	[1]
Finance income	537	[1]	559	[1]	597	[1]
Total Segment Revenue	10,259	[1]	10,349	[1]	10,067	[1]
Interest expense	202	[1]	212	[1]	229	[1]
Segment profit/(loss)	1,140	[1],[2]	1,085	[1],[2]	949	[1],[2]
Equity in net income of unconsolidated affiliates	118	[1]	62	[1]	33	[1]
Services Segment [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	10,754	[1]	9,548	[1]	3,373	[1]
Finance income	83	[1]	89	[1]	103	[1]
Total Segment Revenue	10,837		9,637		3,476
Interest expense	25	[1]	28	[1]	36	[1]
Segment profit/(loss)	1,207	[1],[2]	1,132	[1],[2]	231	[1],[2]
Equity in net income of unconsolidated affiliates	31	[1]	16	[1]	8	[1]
Other [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	1,518	[1]	1,635	[1]	1,623	[1]
Finance income	12	[1]	12	[1]	13	[1]
Total Segment Revenue	1,530	[1]	1,647	[1]	1,636	[1]
Interest expense	251	[1]	352	[1]	262	[1]
Segment profit/(loss)	(255)	[1],[2]	(342)	[1],[2]	(342)	[1],[2]
Equity in net income of unconsolidated affiliates	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Segment Reporting - Reconciliation Of Operating Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reconciliation of Operating Profit (Loss) from Segments to Consolidated Pre-tax Income (Loss) [Line Items]
Total Segment Profit	$ 2,092	[1],[2]	$ 1,875	[1],[2]	$ 838	[1],[2]
Reconciling items:
Restructuring and asset impairment charges	(33)		(483)		8
Restructuring charges of Fuji Xerox	(19)		(38)		(46)
Acquisition-related costs	0		(77)		(72)
Amortization of intangible assets	(398)		(312)		(60)
Venezuelan devaluation costs	0		21		0
Foreign Currency Devaluation Costs, Venezuela	0		(21)		0
ACS shareholders litigation settlement	0		(36)		0
Loss on early extinguishment of liability	(33)		(15)		0
Equity in net income of unconsolidated affiliates	(149)		(78)		(41)
Curtailment gain	107		0		0
Other	(2)		0		0
Income before Income Taxes and Equity Income	$ 1,565		$ 815		$ 627

[1]	Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.
[2]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

Segment Reporting - Revenue and Long-lived Assets by Geography (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 22,626	[1]	$ 21,633	[1]	$ 15,179	[1]
Long-Lived Assets	2,946	[2]	2,814	[2]	2,224	[2]
United States
Segment Reporting Information [Line Items]
Revenues	14,493		13,801		8,156
Long-Lived Assets	1,894	[2]	1,764	[2]	1,245	[2]
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	5,557		5,332		4,971
Long-Lived Assets	776	[2]	741	[2]	717	[2]
Other areas [Member]
Segment Reporting Information [Line Items]
Revenues	2,576		2,500		2,052
Long-Lived Assets	$ 276	[2]	$ 309	[2]	$ 262	[2]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions (Details) (USD $)	12 Months Ended				12 Months Ended							1 Months Ended								12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010	Dec. 31, 2011 Technology Segment [Member] businesses	Dec. 31, 2010 Technology Segment [Member] businesses	Dec. 31, 2009 Technology Segment [Member]	Dec. 31, 2011 Services Segment [Member] businesses	Dec. 31, 2010 Services Segment [Member] businesses	Dec. 31, 2011 MBM [Member]	Nov. 30, 2011 Breakaway [Member]	Sep. 30, 2011 Symcor Inc [Member] year	Jul. 31, 2011 Education Sales and Marketing [Member]	Apr. 30, 2011 Unamic Hcn Member	Feb. 28, 2011 Concept Group [Member] locations customers	Oct. 31, 2010 TMS Health [Member]	Jul. 31, 2010 ExcellerateHRO [Member]	Jan. 31, 2010 Irish Business Systems, Ltd. [Member]	Feb. 28, 2009 ComDoc, Inc. [Member]	Dec. 31, 2010 Acs Member	Feb. 05, 2010 Acs Member
Schedule of Business Acquisitions, by Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price										$ 42,000,000	$ 18,000,000	$ (35,000,000)	$ 43,000,000	$ 55,000,000	$ 41,000,000	$ 48,000,000	$ 125,000,000	$ 29,000,000	$ 145,000,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	42,000,000										25,000,000
Acquisition Contingent Consideration											18,000,000
Business Acquisition, Contingent Consideration, at Fair Value	36,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired												17,000,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred												52,000,000
Business Acquisition, Customer Contract Obligations Amortizable Life (in years)												2
Number of Locations (in locations)															9
Business Acquisitions, Acquired Company Customers (in customers)															3,000
Number of Businesses Acquired (in businesses)					7	1		3	1
Business Acquisitions, Cost of Acquired Entity, Immaterial Acquisitions					21,000,000	21,000,000	18,000,000	25,000,000	12,000,000
Prior Years Aggregate Acquisition Revenue	318,000,000	140,000,000
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life	10
Acquisition Total Revenue in Current Year	177,000,000
Contingent Consideration Accrued	27,000,000
Contingent Consideration Paid	2,000,000	8,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																					6,500,000,000
Xerox Shares After Converting from ACS Shares, at Acquisition (in shares)																					4.935
Acquisition Cash Paid per Share (in dollars per share)																					$ 18.6
Debt assumed and repaid																					1,700,000,000
Debt assumed and not repaid																					600,000,000
Preferred Stock Aggregate Fair Value				349,000,000																	349,000,000
Pro-forma Financial Data [Abstract]
Revenue																				22,252,000,000
Net income - Xerox																				592,000,000
Basic earnings per-share (in dollars per share)																				$ 0.41
Diluted earnings per-share (in dollars per share)																				$ 0.41
As Reported [Abstract]
Revenue	22,626,000,000	21,633,000,000	15,179,000,000																	21,633,000,000
Net income attributable to Xerox	1,295,000,000	606,000,000	485,000,000																	606,000,000
Basic Earnings per Share (in dollars per share)	$ 0.92	$ 0.44	$ 0.56																	$ 0.44
Diluted Earnings per Share (in dollars per share)	$ 0.9	$ 0.43	$ 0.55																	$ 0.43
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents																					351,000,000
Accounts receivable																					1,344,000,000
Other current assets																					389,000,000
Land, buildings and equipment																					416,000,000
Intangible assets																					3,035,000,000
Goodwill																					5,127,000,000
Other long-term assets																					258,000,000
Other current liabilities																					645,000,000
Deferred revenue																					161,000,000
Deferred tax liability																					990,000,000
Debt																					2,310,000,000
Pension liabilities																					39,000,000
Other long-term liabilities																					263,000,000
Net Assets Acquired																					6,512,000,000
Share Based Compensation, Options Granted, Acquisition ACS				$ 222,000,000

Receivables, Net - Trade Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable [Line Items]
Unbilled Receivables, Not Billable at Balance Sheet Date	$ 963	$ 1,066
Trade Accounts Receivable [Member]
Trade Accounts Receivable [Line Items]
Amounts billed or billable	2,307	2,491
Unbilled amounts	395	447
Allowance for doubtful accounts	(102)	(112)
Accounts Receivable, net	$ 2,600	$ 2,826

Receivables, Net - Trade Accounts Receivable Sales (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts Receivable Sales Arrangements [Abstract]
Deferred proceeds receivables from sales of accounts receivables	$ 97		$ 90
Accounts receivable sold, uncolleced at balance sheet date	815		684
Trade Accounts Receivable Sales [Abstract]
Accounts receivable sales	3,218		2,374		1,566
Deferred proceeds	386		307		0
Fees associated with sales	20		15		13
Estimated increase to operating cash flows	$ 133	[1]	$ 106	[1]	$ 309	[1]

[1]	(1)Represents the difference between current and prior year-end receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Receivables, Net - Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 7,583	$ 7,914
Unearned income	(1,027)	(1,093)
Total Receivables, Gross and Unearned Income	6,556	6,821
Residual values	7	11
Allowance for doubtful accounts	(201)	(212)
Finance receivables, net	6,362	6,620
Billed portion of finance receivables, net	166	198
Less: Current portin of finance receivables not billed, net	2,165	2,287
Finance Receivables Due After One Year, net	4,031	4,135
Receivables, Finance, Contractual Maturities Billed	166
Financing Receivable, Allowance for Credit Losses, Provisions	$ 100	$ 128

Receivables, Net - Gross Finance Receivables Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Finance Receivables Contractual Maturities [Line Items]
Finance Receivables Contractual Maturity, Current	$ 2,832
Finance Receivables Contractual Maturity, in Two Years	2,073
Finance Receivables Contractual Maturities, in Three Years	1,469
Finance Receivables Contractual Maturities, in Four Years	859
Finance Receivables Contractual Maturities, in Five Years	315
Finance Receivables contractual Maturities, Thereafter	35
Finance Receivables Contactual Maturities	$ 7,583

Receivables, Net - Receivables Credit Quality Indicators and Aging of Billed Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Allowance for Credit Losses:
Beginning balance	$ 212		$ 222
Provision	100		128
Charge-offs	108		140
Recoveries and other	3		(2)
Ending Balance	201		212
Finance Receivables collectively evaluated for impairment	6,556	[1]	6,821	[1]
Residual values not included in the impairment evaluation	7		11
Allowance for credit losses not included in the impairment evaluation	201		212
Total Finance Receivables	6,556		6,821
Credit quality indicators [Abstract]
Loss Rates Of Customers With Investment Grade Credit Quality	1.00%
Loss rates of customers with non investment grade credit quality, low range (in hundredths)	2.00%
Loss rates of customers with non investment grade credit quality, high range (in hundredths)	4.00%
Loss rates of customers with substandard/doubtful credit quality (in hundredths)	10.00%
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	6,556		6,821
Finance Receivables Greater Than 90 Days and Accruing	241		286
Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	177		213
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	123		147
31-90 Days Past Due	28		37
Greater Than 90 Days Past Due	26		29
Total Finance Receivables	177		213
Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	6,379		6,608
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	6,379		6,608
Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	3,274		3,320
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	3,274		3,320
Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,398		2,577
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,398		2,577
Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	884		924
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	884		924
UNITED STATES
Allowance for Credit Losses:
Beginning balance	91		99
Provision	15		47
Charge-offs	(31)		(58)
Recoveries and other	0	[2]	3	[2]
Ending Balance	75		91
Finance Receivables collectively evaluated for impairment	2,993	[1]	3,177	[1]
Total Finance Receivables	2,993		3,177
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,993		3,177
Finance Receivables Greater Than 90 Days and Accruing	66		106
UNITED STATES | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	96		123
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	75		95
31-90 Days Past Due	16		20
Greater Than 90 Days Past Due	5		8
Total Finance Receivables	96		123
UNITED STATES | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,897		3,054
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,897		3,054
UNITED STATES | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,703		1,798
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,703		1,798
UNITED STATES | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	818		887
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	818		887
UNITED STATES | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	472		492
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	472		492
UNITED STATES | Finance and Other Services [Member]
Allowance for Credit Losses:
Total Finance Receivables	889		951
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	889		951
Finance Receivables Greater Than 90 Days and Accruing	15		23
UNITED STATES | Finance and Other Services [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	23		30
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	18		23
31-90 Days Past Due	4		5
Greater Than 90 Days Past Due	1		2
Total Finance Receivables	23		30
UNITED STATES | Finance and Other Services [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	866		921
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	866		921
UNITED STATES | Finance and Other Services [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	349		360
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	349		360
UNITED STATES | Finance and Other Services [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	380		401
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	380		401
UNITED STATES | Finance and Other Services [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	160		190
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	160		190
UNITED STATES | Government and Education [Member]
Allowance for Credit Losses:
Total Finance Receivables	845		877
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	845		877
Finance Receivables Greater Than 90 Days and Accruing	29		40
UNITED STATES | Government and Education [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	28		35
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	21		26
31-90 Days Past Due	5		6
Greater Than 90 Days Past Due	2		3
Total Finance Receivables	28		35
UNITED STATES | Government and Education [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	817		842
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	817		842
UNITED STATES | Government and Education [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	821		849
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	821		849
UNITED STATES | Government and Education [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	20		21
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	20		21
UNITED STATES | Government and Education [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	4		7
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	4		7
UNITED STATES | Graphic Arts [Member]
Allowance for Credit Losses:
Total Finance Receivables	498		520
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	498		520
Finance Receivables Greater Than 90 Days and Accruing	7		16
UNITED STATES | Graphic Arts [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	19		25
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	16		21
31-90 Days Past Due	2		3
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	19		25
UNITED STATES | Graphic Arts [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	479		495
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	479		495
UNITED STATES | Graphic Arts [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	126		147
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	126		147
UNITED STATES | Graphic Arts [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	200		217
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	200		217
UNITED STATES | Graphic Arts [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	172		156
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	172		156
UNITED STATES | Industrial [Member]
Allowance for Credit Losses:
Total Finance Receivables	295		335
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	295		335
Finance Receivables Greater Than 90 Days and Accruing	6		10
UNITED STATES | Industrial [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	10		14
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	7		11
31-90 Days Past Due	2		2
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	10		14
UNITED STATES | Industrial [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	285		321
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	285		321
UNITED STATES | Industrial [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	180		206
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	180		206
UNITED STATES | Industrial [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	83		91
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	83		91
UNITED STATES | Industrial [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	32		38
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	32		38
UNITED STATES | Healthcare [Member]
Allowance for Credit Losses:
Total Finance Receivables	200		214
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	200		214
Finance Receivables Greater Than 90 Days and Accruing	5		9
UNITED STATES | Healthcare [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	7		9
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	5		6
31-90 Days Past Due	2		2
Greater Than 90 Days Past Due	0		1
Total Finance Receivables	7		9
UNITED STATES | Healthcare [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	193		205
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	193		205
UNITED STATES | Healthcare [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	130		134
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	130		134
UNITED STATES | Healthcare [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	42		48
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	42		48
UNITED STATES | Healthcare [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	28		32
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	28		32
UNITED STATES | Other Financing Receivable [Member]
Allowance for Credit Losses:
Total Finance Receivables	266		280
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	266		280
Finance Receivables Greater Than 90 Days and Accruing	4		8
UNITED STATES | Other Financing Receivable [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	9		10
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	8		8
31-90 Days Past Due	1		2
Greater Than 90 Days Past Due	0		0
Total Finance Receivables	9		10
UNITED STATES | Other Financing Receivable [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	257		270
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	257		270
UNITED STATES | Other Financing Receivable [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	97		102
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	97		102
UNITED STATES | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	93		109
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	93		109
UNITED STATES | Other Financing Receivable [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	76		69
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	76		69
CANADA
Allowance for Credit Losses:
Beginning balance	37		33
Provision	11		22
Charge-offs	(17)		(23)
Recoveries and other	2	[2]	5	[2]
Ending Balance	33		37
Finance Receivables collectively evaluated for impairment	825	[1]	872	[1]
Total Finance Receivables	825		872
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	825		872
Finance Receivables Greater Than 90 Days and Accruing	27		28
CANADA | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	6		7
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	3		3
31-90 Days Past Due	2		3
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	6		7
CANADA | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	819		865
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	819		865
CANADA | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	440		454
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	440		454
CANADA | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	249		268
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	249		268
CANADA | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	136		150
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	136		150
CANADA | Finance and Other Services [Member]
Allowance for Credit Losses:
Total Finance Receivables	322		333
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	322		333
CANADA | Finance and Other Services [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	153		150
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	153		150
CANADA | Finance and Other Services [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	118		127
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	118		127
CANADA | Finance and Other Services [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	51		56
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	51		56
CANADA | Government and Education [Member]
Allowance for Credit Losses:
Total Finance Receivables	134		142
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	134		142
CANADA | Government and Education [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	121		127
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	121		127
CANADA | Government and Education [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	9		12
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	9		12
CANADA | Government and Education [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	4		3
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	4		3
CANADA | Graphic Arts [Member]
Allowance for Credit Losses:
Total Finance Receivables	110		115
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	110		115
CANADA | Graphic Arts [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	36		32
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	36		32
CANADA | Graphic Arts [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	39		35
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	39		35
CANADA | Graphic Arts [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	35		48
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	35		48
CANADA | Industrial [Member]
Allowance for Credit Losses:
Total Finance Receivables	131		134
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	131		134
CANADA | Industrial [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	56		57
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	56		57
CANADA | Industrial [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	41		47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	41		47
CANADA | Industrial [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	34		30
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	34		30
CANADA | Other Financing Receivable [Member]
Allowance for Credit Losses:
Total Finance Receivables	128		148
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	128		148
CANADA | Other Financing Receivable [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	74		88
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	74		88
CANADA | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	42		47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	42		47
CANADA | Other Financing Receivable [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	12		13
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	12		13
Europe finance receivables [Member]
Allowance for Credit Losses:
Beginning balance	81		87
Provision	74		59
Charge-offs	(59)		(59)
Recoveries and other	(5)	[2]	(6)	[2]
Ending Balance	91		81
Finance Receivables collectively evaluated for impairment	2,630	[1]	2,706	[1]
Total Finance Receivables	2,630		2,706
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,630		2,706
Finance Receivables Greater Than 90 Days and Accruing	148		152
Europe finance receivables [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	72		81
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	43		47
31-90 Days Past Due	9		14
Greater Than 90 Days Past Due	20		20
Total Finance Receivables	72		81
Europe finance receivables [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,558		2,625
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,558		2,625
Europe finance receivables [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,056		1,035
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,056		1,035
Europe finance receivables [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,305		1,389
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,305		1,389
Europe finance receivables [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	269		282
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	269		282
Europe finance receivables - France [Member]
Allowance for Credit Losses:
Total Finance Receivables	692		675
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	692		675
Finance Receivables Greater Than 90 Days and Accruing	16		5
Europe finance receivables - France [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	3		2
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	1		1
31-90 Days Past Due	1		1
Greater Than 90 Days Past Due	1		0
Total Finance Receivables	3		2
Europe finance receivables - France [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	689		673
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	689		673
Europe finance receivables - France [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	246		219
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	246		219
Europe finance receivables - France [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	354		374
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	354		374
Europe finance receivables - France [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	92		82
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	92		82
Europe Finance Receivables UK Ireland [Member]
Allowance for Credit Losses:
Total Finance Receivables	417		421
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	417		421
Finance Receivables Greater Than 90 Days and Accruing	4		7
Europe Finance Receivables UK Ireland [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	8		6
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	3		4
31-90 Days Past Due	2		1
Greater Than 90 Days Past Due	3		1
Total Finance Receivables	8		6
Europe Finance Receivables UK Ireland [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	409		415
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	409		415
Europe Finance Receivables UK Ireland [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	201		206
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	201		206
Europe Finance Receivables UK Ireland [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	162		164
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	162		164
Europe Finance Receivables UK Ireland [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	54		51
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	54		51
Europe finance receivables - Central [Member]
Allowance for Credit Losses:
Total Finance Receivables	881	[3]	913	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	881	[3]	913	[3]
Finance Receivables Greater Than 90 Days and Accruing	46	[3]	39	[3]
Europe finance receivables - Central [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	12	[3]	15	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	7	[3]	9	[3]
31-90 Days Past Due	2	[3]	2	[3]
Greater Than 90 Days Past Due	3	[3]	4	[3]
Total Finance Receivables	12	[3]	15	[3]
Europe finance receivables - Central [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	869	[3]	898	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	869	[3]	898	[3]
Europe finance receivables - Central [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	330	[3]	297	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	330	[3]	297	[3]
Europe finance receivables - Central [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	494	[3]	551	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	494	[3]	551	[3]
Europe finance receivables - Central [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	57	[3]	65	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	57	[3]	65	[3]
Europe finance receivables - Southern [Member]
Allowance for Credit Losses:
Total Finance Receivables	538	[4]	581	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	538	[4]	581	[4]
Finance Receivables Greater Than 90 Days and Accruing	82	[4]	99	[4]
Europe finance receivables - Southern [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	48	[4]	57	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	31	[4]	32	[4]
31-90 Days Past Due	4	[4]	10	[4]
Greater Than 90 Days Past Due	13	[4]	15	[4]
Total Finance Receivables	48	[4]	57	[4]
Europe finance receivables - Southern [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	490	[4]	524	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	490	[4]	524	[4]
Europe finance receivables - Southern [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	219	[4]	263	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	219	[4]	263	[4]
Europe finance receivables - Southern [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	256	[4]	237	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	256	[4]	237	[4]
Europe finance receivables - Southern [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	63	[4]	81	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	63	[4]	81	[4]
Europe finance receivables - Nordics [Member]
Allowance for Credit Losses:
Total Finance Receivables	102	[5]	116	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	102	[5]	116	[5]
Finance Receivables Greater Than 90 Days and Accruing	0	[5]	2	[5]
Europe finance receivables - Nordics [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	1	[5]	1	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	1	[5]	1	[5]
31-90 Days Past Due	0	[5]	0	[5]
Greater Than 90 Days Past Due	0	[5]	0	[5]
Total Finance Receivables	1	[5]	1	[5]
Europe finance receivables - Nordics [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	101	[5]	115	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	101	[5]	115	[5]
Europe finance receivables - Nordics [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	60	[5]	50	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	60	[5]	50	[5]
Europe finance receivables - Nordics [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	39	[5]	63	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	39	[5]	63	[5]
Europe finance receivables - Nordics [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	3	[5]	3	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	3	[5]	3	[5]
Other countries finance receivables [Member]
Allowance for Credit Losses:
Beginning balance	3	[6]	3	[6]
Provision	0	[6]	0	[6]
Charge-offs	(1)	[6]	0	[6]
Recoveries and other	0	[2],[6]	0	[2],[6]
Ending Balance	2	[6]	3	[6]
Finance Receivables collectively evaluated for impairment	108	[1],[6]	66	[1],[6]
Total Finance Receivables	108		66
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	108		66
Finance Receivables Greater Than 90 Days and Accruing	0		0
Other countries finance receivables [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	3		2
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	2		2
31-90 Days Past Due	1		0
Greater Than 90 Days Past Due	0		0
Total Finance Receivables	3		2
Other countries finance receivables [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	105		64
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	105		64
Other countries finance receivables [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	75		33
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	75		33
Other countries finance receivables [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	26		33
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	26		33
Other countries finance receivables [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	7		0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	$ 7		$ 0

[1]	Total Finance receivables exclude residual values of $7 and $11, and the allowance for credit losses of $201 and $212 at December 31, 2011 and 2010, respectively.
[2]	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[3]	Switzerland, Germany, Austria, Belgium and Holland.
[4]	Italy, Greece, Spain and Portugal.
[5]	Sweden, Norway, Denmark and Finland.
[6]	Includes developing market countries and smaller units.

Inventories and Equipment on Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Property Subject to or Available for Operating Lease [Line Items]
Depreciable lives, minimum	3
Depreciable lives, maximum	4
Inventories, net [Abstract]
Finished goods	$ 866	$ 858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	1,021	991
Provision for inventory	39	31	52
Inventories and Equipment on Operating Lease, Net [Abstract]
Equipment on operating lease	1,556	1,561
Accumulated depreciation	1,023	1,031
Property Subject to or Available for Operating Lease, Net	533	530
Depreciation and obsolescence expense for equipment on operating lease	294	313	329
Operating Leases, Future Minimum Payments Receivable [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	392
Operating Leases, Future Minimum Payments Receivable, in Two Years	295
Operating Leases, Future Minimum Payments Receivable, in Three Years	199
Operating Leases, Future Minimum Payments Receivable, in Four Years	113
Operating Leases, Future Minimum Payments Receivable, in Five Years	59
Operating Leases, Future Minimum Payments Receivable, Thereafter	23
Operating Leases, Income Statement, Contingent Revenue	$ 154	$ 133	$ 125
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Equipment operating lease terms, minimum	12
Equipment operating lease terms, maximum	36

Land, Buildings and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,861	$ 4,746
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,249	3,075
Land, Buildings and Equipment, net	1,612	1,671
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	60	63
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,121	1,133
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	461	455
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,557	1,607
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,470	1,306
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	99	115
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 93	$ 67

Land, Buildings and Equipment, Net - Depreciation Expense, Operating Lease Rent Expense, Minimum Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Land, Buildings and Equipment, Net [Abstract]
Depreciation expense	$ 405		$ 379		$ 247
Operating Leases, Rent Expense	681	[1]	632	[1]	267	[1]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	637
Operating Leases, Future Minimum Payments, Due in Two Years	503
Operating Leases, Future Minimum Payments, Due in Three Years	296
Operating Leases, Future Minimum Payments, Due in Four Years	168
Operating Leases, Future Minimum Payments, Due in Five Years	83
Operating Leases, Future Minimum Payments, Due Thereafter	103
Other Long-term Property, Plant and Equipment Contracts	$ 82		$ 142		$ 224

[1]	(1)We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Investment in Affiliates, at Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	$ 149	$ 78	$ 41
Investments in and Advances to Affiliates, at Fair Value	1,334
Implied Investment in Affiliates - Fuji Xerox	1,451
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	137	63	30
After-tax restructuring charges included in equity income	19	38	46
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	$ 12	$ 15	$ 11

Investment in Affiliates, at Equity (2) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity Method Investee, Cumulative Percentage Ownership	25.00%
Investments in affiliates, at equity	$ 1,395	$ 1,291
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Parent Share Of Affiliate After Tax Restructuring Charges	19	38	46
Investments in affiliates, at equity	1,334	1,217
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates, at equity	$ 61	$ 74

Investment in Affiliates, at Equity - Condensed Financial Data for Fuji Xerox Unconsolidated Affiliate (Details) (Fuji Xerox [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fuji Xerox [Member]
Summary of Operations
Revenues	$ 12,367	$ 11,276	$ 9,998
Costs and expenses	11,464	10,659	9,781
Income before income taxes	903	617	217
Income tax expense	312	291	67
Net income	591	326	150
Less: Net income - noncontrolling interests	5	5	1
Net income - Fuji Xerox	586	321	149
Assts:
Current assets	5,056	4,884	4,111
Long-term assets	6,064	5,978	5,457
Total Asses\ts	11,120	10,862	9,568
Liabilities and Equity:
Current liabilities	3,772	3,534	2,643
Long-term debt	817	1,260	1,368
Other long-term liabilities	700	707	1,104
Noncontrolling interests	25	22	19
Fuji Xerox shareholders' equity	5,806	5,339	4,434
Total Liabilities and Equity	$ 11,120	$ 10,862	$ 9,568

Investment in Affiliates, at Equity - Investment in Affiliate Exhcange Rates (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments and Joint Ventures [Abstract]
Balance Sheet, Year-End Rate	$ 79.61	$ 87.64	$ 93.51
Summary of Operations, Weighted Average Rate	$ 77.62	$ 81.66	$ 92.46

Investment in Affiliates, at Equity - Other Transactions with Fuji Xerox (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Dividends received from Fuji Xerox	$ 58	$ 36	$ 10
Royalty revenue earned	128	116	106
Inventory purchases from Fuji Xerox	2,180	2,098	1,590
Inventory sales to Fuji Xerox	151	147	133
R&D payments received from Fuji Xerox	2	1	3
R&D payments paid to Fuji Xerox	21	30	33
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Due to Affiliate	$ 105	$ 109

Goodwill and Intangible Assets, Net - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Beginning Balance, Goodwill	$ 8,649	$ 3,422	$ 3,182
Foreign currency translation	(34)	(47)	122
ComDoc			106
ACS		5,127
EHRO		77
TMS		35
IBS		14
Unamic/HCN	43
Beakaway	33
ESM	28
Concept Group	26
MBM	20
Other Immaterial Acquisitions	38	21	12
Ending Balance, Goodwill	8,803	8,649	3,422
Information Technology [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	2,425	2,425	2,246
Foreign currency translation	(6)	(25)	61
ComDoc			106
ACS		0
EHRO		0
TMS		0
IBS		14
Unamic/HCN	0
Beakaway	0
ESM	0
Concept Group	26
MBM	20
Other Immaterial Acquisitions	(17)	(11)	12
Ending Balance, Goodwill	2,482	2,425	2,425
Services Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	6,216	989	929
Foreign currency translation	(28)	(22)	60
ComDoc			0
ACS		5,127
EHRO		77
TMS		35
IBS		0
Unamic/HCN	43
Beakaway	33
ESM	28
Concept Group	0
MBM	0
Other Immaterial Acquisitions	(21)	(10)	0
Ending Balance, Goodwill	6,313	6,216	989
Other [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	8	8	7
Foreign currency translation	0	0	1
ComDoc			0
ACS		0
EHRO		0
TMS		0
IBS		0
Unamic/HCN	0
Beakaway	0
ESM	0
Concept Group	0
MBM	0
Other Immaterial Acquisitions	0	0	0
Ending Balance, Goodwill	$ 8	$ 8	$ 8

Goodwill and Intangible Assets, Net - Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 10		$ 5
Finite Lived and Indefinite Lived Intangible Assets, Gross	3,912		3,982
Accumulated Amortization	870		611
Finite and Indefinite Lived Intangible Assets, Net	3,042		3,371
Finite-Lived Intangible Assets, Amortization Expense	401		316		64
Indefinite lived intangible amortization, accelerated write-off	52
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	329
2013	328
2014	326
2015	324
2016	324
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	12
Gross Carrying Amount	3,522		3,487
Accumulated Amortization	751		464
Net Amount	2,771		3,023
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	25
Gross Carrying Amount	123		123
Accumulated Amortization	59		54
Net Amount	64		69
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	20	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross	238	[1]	325	[1]
Accumulated Amortization	47	[1]	59	[1]
Finite and Indefinite Lived Intangible Assets, Net	191	[1]	266	[1]
Technology, Patents and Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	4	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross	29	[1]	47	[1]
Accumulated Amortization	13	[1]	34	[1]
Finite and Indefinite Lived Intangible Assets, Net	$ 16	[1]	$ 13	[1]

[1]	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Intangible assets amortization expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense	$ 401	$ 316	$ 64

Restructuring Programs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Identified And Approved For Future Use	$ 25
Restructuring Reserve, Period Expense	104		524		37
Restructuring Reserve Future Expense	116
Severance Costs	98		470
Severance Expense Headcount Reduction	3,900		9,000
Restructuring Expense, Geographic Allocation			20.00%
Lease Termination Charges	1		28
Loss On Sale Of Venezuelan Subsidiary			19
Restructuring reserve [Roll Forward]
Balance at beginning of period	323		74		352
Restructuring provision	33	[1]	483	[1]	(8)	[1]
Reversals of prior accruals	71		41		45
Net current period charges	33	[1]	483	[1]	(8)	[1]
Charges against reserve and currency	233		234		270
Balance at end of period	123		323		74
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(233)		(234)		(270)
Asset impairment	(5)		(26)		0
Effects of foreign currency and other non-cash items	10		(5)		0
Cash Payments for Restructurings	(218)		(213)		(270)
Technology [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	(23)		(325)		(5)
Net current period charges	(23)		(325)		(5)
Services [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	(12)		(104)		(2)
Net current period charges	(12)		(104)		(2)
Other [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	2		(54)		(1)
Net current period charges	2		(54)		(1)
Gross Margin Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	55.00%		50.00%
SAG Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	36.00%		40.00%
Research, Development and Engineering Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	9.00%		10.00%
Type of Restructuring [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	5	[2]	26	[2]	0	[2]
Restructuring reserve [Roll Forward]
Balance at beginning of period	0	[2]	0	[2]	0	[2]
Restructuring provision	5	[1],[2]	26	[1],[2]	0	[1],[2]
Reversals of prior accruals	0	[2]	0	[2]	0	[2]
Net current period charges	5	[1],[2]	26	[1],[2]	0	[1],[2]
Charges against reserve and currency	5	[2]	26	[2]	0	[2]
Balance at end of period	0	[2]	0	[2]	0	[2]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(5)	[2]	(26)	[2]	0	[2]
Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	98		470		28
Restructuring reserve [Roll Forward]
Balance at beginning of period	298		54		320
Restructuring provision	33	[1]	438	[1]	(11)	[1]
Reversals of prior accruals	65		32		39
Net current period charges	33	[1]	438	[1]	(11)	[1]
Charges against reserve and currency	215		194		255
Balance at end of period	116		298		54
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(215)		(194)		(255)
Lease Cancellation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	1		28		9
Restructuring reserve [Roll Forward]
Balance at beginning of period	25		20		32
Restructuring provision	(5)	[1]	19	[1]	3	[1]
Reversals of prior accruals	6		9		6
Net current period charges	(5)	[1]	19	[1]	3	[1]
Charges against reserve and currency	13		14		15
Balance at end of period	7		25		20
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	$ (13)		$ (14)		$ (15)

[1]	(2)Represents amount recognized within the Consolidated Statements of Income for the years shown.
[2]	(1)Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Other Current Assets
Deferred taxes and income taxes receivable	$ 261		$ 345
Royalties, license fees and software maintenance	143		155
Restricted cash	97		91
Prepaid expenses	147		133
Derivative instruments	58		45
Deferred purchase price from sale of receivables	97		90
Advances and deposits	28		23
Other Assets, Miscellaneous, Current	227		244
Total Other Current Assets	1,058		1,126
Other Current Liabilities
Deferred taxes and income taxes payable	83		59
Other taxes payable	150		177
Interest payable	84		122
Restructuring reserves	116		309
Derivative instruments	31		19
Product warranties	15		17
Dividends payable	74		74
Distributor and reseller rebates/commissions	112		105
Other	966		925
Total Other Current Liabilities	1,631		1,807
Other Long-term Assets
Prepaid pension costs	76		92
Net investment in discontinued operations	204	[1]	224	[1]
Internal use software, net	545		468
Product software, net	256		145
Restricted cash	246		280
Unamortized Debt Issuance Expense	38		42
Customer contract costs, net	294		134
Derivative instruments	0		11
Deferred Compensation Plan Assets	92		92
Other	365		286
Total Other Assets, Noncurrent	2,116		1,774
Other Long-term Liabilities
Deferred and other tax liabilities	290		200
Environmental reserves	16		20
Unearned income	82		36
Restructuring reserves	7		14
Other	466		527
Total Other Liabilities, Noncurrent	861		797
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	225
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	$ 21

[1]	(1)At December 31, 2011, our net investment in discontinued operations primarily consisted of a $225 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. In 2011, the performance-based instrument was pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.

Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Days	Dec. 31, 2010
Short-term Debt [Line Items]
Commercial paper	$ 100	$ 300
Current maturities of long-term debt	1,445	1,070
Debt, Current	$ 1,545	$ 1,370
Short-term Borrowings Average Minimum Days to Maturity	3
Short-term Borrowings Average Maximum Days to Maturity	48
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.71%

Debt - Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 8,350	[1]	$ 8,080
Debt Instrument, Unamortized Discount	(7)		(1)
Long-term Debt, Fair Value	190	[2]	228	[2]
Long-term Debt, Current Maturities	(1,445)		(1,070)
Long-term Debt, Excluding Current Maturities	7,088		7,237
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,445	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	425	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,078	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,252	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	951	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,199	[1]
Long-term Debt Maturities, Current Year by Quarter, First	12
Long-term Debt Maturities, Subsequent Year by Quarter, Second	1,114
Long-term Debt Maturities, Current Year by Quarter, Third	310
Long-term Debt Maturities, Current Year by Quarter, Fourth	9
Notes due 2011 [Member]
Debt Instrument [Line Items]
Long-term Debt	0		1
Debt, Weighted Average Interest Rate	0.00%	[3]
Senior Notes due 2011 [Member]
Debt Instrument [Line Items]
Long-term Debt	0		750
Debt, Weighted Average Interest Rate	0.00%	[3]
Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,100		1,100
Debt, Weighted Average Interest Rate	5.59%	[3]
Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	400		400
Debt, Weighted Average Interest Rate	5.65%	[3]
Convertible Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	19		19
Debt, Weighted Average Interest Rate	9.00%	[3]
Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	750		750
Debt, Weighted Average Interest Rate	8.25%	[3]
Floating Rate Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	300		0
Debt, Weighted Average Interest Rate	1.28%	[3]
Senior Notes due 2015 4.29% [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000		1,000
Debt, Weighted Average Interest Rate	4.29%	[3]
Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	250		250
Debt, Weighted Average Interest Rate	7.20%	[3]
Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	700		700
Debt, Weighted Average Interest Rate	6.48%	[3]
Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	500		500
Debt, Weighted Average Interest Rate	6.83%	[3]
Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	1		0
Debt, Weighted Average Interest Rate	0.57%	[3]
Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000		1,000
Debt, Weighted Average Interest Rate	6.37%	[3]
Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt	650		650
Debt, Weighted Average Interest Rate	5.66%	[3]
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt	700		0
Debt, Weighted Average Interest Rate	4.59%	[3]
Zero Coupon Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt	301		283
Debt, Weighted Average Interest Rate	5.71%	[3]
Senior Notes due 2039 [Member]
Debt Instrument [Line Items]
Long-term Debt	350		350
Debt, Weighted Average Interest Rate	6.78%	[3]
Subtotal - Xerox Corportation [Member]
Debt Instrument [Line Items]
Long-term Debt	8,021		7,753
Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	250		250
Debt, Weighted Average Interest Rate	4.25%	[3]
Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Long-term Debt	76		75
Debt, Weighted Average Interest Rate	5.59%	[3]
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	3		2
Debt, Weighted Average Interest Rate	2.14%	[3]
Subtotal subsidiary companies [Member]
Debt Instrument [Line Items]
Long-term Debt	329		327
Senior Notes due 2021 4.5% [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 363
Debt, Weighted Average Interest Rate	4.50%

[1]	(1)Quarterly total debt maturities for 2012 are $12, $1,114, $310 and $9 for the first, second, third and fourth quarters, respectively. 2012 maturities also includes our puttable 5.71% Zero Coupon Notes due 2023, In February 2012, we completed an exchange of the 5.71% Zero Coupon Notes due 2023 for approximately $363 of our 4.50% Senior Notes due 2021. Refer to Note 21 - Subsequent Events for additional information regarding this debt exchange.
[2]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.
[3]	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Debt - Capital Market Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011 Preferred Security, Xerox Capital Trust I due 2027 [Member]	May 31, 2011 Senior Notes [Member]	May 31, 2011 Senior Notes [Member]	May 31, 2011 Senior Notes [Member] Floating Rate Notes due 2014 [Member]	May 31, 2011 Senior Notes [Member] Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Commercial Paper	$ 100	$ 300
Debt Instrument, Face Amount							300	700
Fixed interest rate (in hundredths)				8.00%				4.50%
Deferred issuance costs					7
Unamortized Debt Issuance Expense	38	42
Percentage of par issued								99.25%
Proceeds from Issuance of Senior Long-term Debt						995
Debt Instrument, Basis Spread on Variable Rate							0.82%
Long-term Debt, Weighted Average Interest Rate								4.60%
Amount of debt extinguished				650
Pre-tax loss on extinguishment	33	15	0	33
After-tax loss on extinguishment				20
Call premium of debt extinguished				10
Unamortized debt costs and other liability carrying value adjustments				23
Unamortized Credit Facility Debt Issuance Costs	$ 2

Debt - Interest Income/Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest Expense, Other	$ 538		$ 586		$ 531
Interest expense	478	[1]	592	[1]	527	[1]
Interest Income Including Finance Income And Other Income	$ 653	[1],[2]	$ 679	[1],[2]	$ 734	[1],[2]

[1]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[2]	(2)Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Debt - Commercial Paper and Credit Facility (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Commerical Paper Maximum Borrowing Capacity	$ 2,000,000,000
Commerical Paper and Credit Facility Maximum Borrowing Capacity	2,000,000,000
Letters of Credit Outstanding, Amount	300,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,750,000,000
Description of Guarantees Given by Subsidiaries	100,000,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Deferred Finance Costs, Gross	$ 7,000,000
Credit Facility All-in Interest Rate, Low	0.10%
Credit Facility All-in Interest Rate, High	0.75%
LIBOR Plus All-in Spread, Low	1.00%
LIBOR All-in Spread, High	1.75%
Credit Facility All-in Interest Rate and LIBOR Spread, High	0.38%
Credit Facility All-in Interest Rate and LIBOR Spread, Low	1.38%
Credit Facility Leverage Terms	3.75
Credit Facility, Minimum Interest Coverage Ratio	3
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Short-term Debt, Commercial Paper Maximum Maturity Days	390

Debt - Net payments/Proceeds on Other Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Disclosure [Abstract]
Proceeds from (Repayments of) Short-term Debt	$ (200)	$ 300	$ (61)
Repayments of Lines of Credit	0	0	(246)
Proceeds from Issuance of Long-term Debt	1,000	0	2,725
Repayments of Long-term Debt	(751)	(3,357)	(1,495)
Proceeds from (Repayments of) Other Debt	$ 49	$ (3,057)	$ 923

Financial Instruments, Terminated Swaps (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Terminated Swaps [Abstract]
Amortization of fair value adjustments for terminated swaps	$ 53	$ 28	$ 17
Expected net decrease to interest expense in future years through 2027	$ 190

Financial Instruments, Foreign Exchange Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	$ 3,444
Fair Value Asset (Liability)	27
Foreign Currency Cash Flow Hedges [Abstract]
Net asset (Liability) fair value	26		18
Euro/U.K. Pound Sterling [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	406
Fair Value Asset (Liability)	(5)	[1]
U.S. Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	563
Fair Value Asset (Liability)	17	[1]
Japanese Yen/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	634
Fair Value Asset (Liability)	5	[1]
Japanese Yen/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	450
Fair Value Asset (Liability)	24	[1]
Swiss Franc/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	172
Fair Value Asset (Liability)	2	[1]
U.K. Pound Sterling/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	217
Fair Value Asset (Liability)	(8)	[1]
U.K. Pound Sterling/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	244
Fair Value Asset (Liability)	2	[1]
Canadian Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	168
Fair Value Asset (Liability)	(1)	[1]
Swedish Krona/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	86
Fair Value Asset (Liability)	2	[1]
Mexican Peso/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	60
Fair Value Asset (Liability)	(5)	[1]
Indian Rupee/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	47
Fair Value Asset (Liability)	(5)	[1]
U.S. Dollar/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	94
Fair Value Asset (Liability)	0	[1]
All Other [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	303
Fair Value Asset (Liability)	(1)	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Foreign Exchange Contracts [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 30		$ 46	$ (1)

[1]	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at

Financial Instruments, Summary of Derivative Instruments Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	$ 58	$ 56
Total Derivative Liabilities	(31)	(19)
Net Derivative (Liability) Asset	27	37
Derivatives Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	26	29
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange contracts - forwards [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	37	19
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange contracts - forwards [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Liabilities	(11)	(1)
Derivatives Designated as Hedging Instruments [Member] | Interest rate swaps [Member] | Other long-term assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	0	11
Not Designated as Hedging Instrument [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	1	8
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts - forwards [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	21	26
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts - forwards [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Liabilities	$ (20)	$ (18)

Financial Instruments, Interest Rate Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional Amount		$ 950
Net Fair Value		11
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	30	46	(1)
Cost of Sales [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 14	$ 28	$ (2)

Financial Instruments, Summary of Derivative Instruments Gain (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Derivative Instruments Gains (Losses) [Abstract]
Net gains recorded in AOCL expected to be reclassified to net income in the future	$ 26
Currency Losses Net	12	11	26
Interest Rate Contracts [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	15	99	(18)
Hedged Item Gain (Loss) Recognized in Income	(15)	(99)	18
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	30	46	(1)
Foreign exchange contracts - forwards [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	14	28	(2)
Foreign exchange contracts - forwards [Member] | Other expense - Currency gains (losses), net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	$ 33	$ 113	$ 49

Financial Instruments, AOCL (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments AOCL Rollforward [Roll Forward]
Beginning Cash Flow Hedges, Effect Net of Tax	$ 26	$ 14	$ 2
Ending Cash Flow Hedges, Effect Net of Tax	$ 26	$ 14	$ 2

Fair Value of Financial Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], Significant Other Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign exchange contracts-forwards	$ 58	$ 45
Interest rate swaps	0	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	150	148
Liabilities:
Foreign exchange contracts-forwards	31	19
Deferred compensation plan liabilities	97	98
Total	$ 128	$ 117

Fair Value of Financial Assets and Liabilities - Nonrecurring (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 190	[1]	$ 228	[1]
Fair Value, Measurements, Nonrecurring [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	902		1,211
Accounts receivable, net	2,600		2,826
Short-term debt	1,545		1,370
Long-term debt	7,088		7,237
Liability to subsidiary trust issuing preferred securities	0		650
Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	902		1,211
Accounts receivable, net	2,600		2,826
Short-term debt	1,629		1,396
Long-term debt	7,571		7,742
Liability to subsidiary trust issuing preferred securities	$ 0		$ 670

[1]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Change in Benefit Obligation:
Curtailments	$ (107)		$ 0		$ 0
Benefit obligation	10,500
Change in Plan Assets:
Fair value of plan assets	682		657
Fair value of plan assets	789		682		657
Net Funded Status at December 31	(2,200)
Components of Net Periodic Benefit Costs:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(107)		0		0
Total net periodic benefit cost	177	[1]	304	[1]	232	[1]
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	872		106		135
Amortization of net prior service credit	89	[2]	91	[2]	33	[2]
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Net Change in Benefit Plans	(636)	[3]	23	[3]	(169)	[3]
Contributions [Abstract]
Contributions by employer	556		73
Interest Expense on Non-TRA Obligations	388		381		390
Interest Expense (Income) Allocated to TRA Participant Accounts	224		194		118
Expected Investment Income on Non-TRA Assets	423		376		405
Actual Investment Income on TRA Assets	224		194		118
Pension Benefits [Member]
Change in Benefit Obligation:
Benefit obligation	9,731		9,194
Service cost	186		178		173
Interest cost	612		575		508
Plan participants' contributions	647	[4]	570	[4]	523	[4]
Plan amendments	(2)		(19)
Actuarial loss (gain)	916		477
Acquisitions	0		140
Currency exchange rate	(85)		(154)
Curtailments	0		(1)
Benefits paid/settlements	(870)		(670)
Other	7		0
Benefit obligation	10,505		9,731		9,194
Change in Plan Assets:
Fair value of plan assets	7,940		7,561
Actual return on plan assets	694		846
Employer contribution	556		237
Plan participants' contributions	10		11
Acquisitions	0		107
Currency exchange rate changes	(57)		(144)
Benefits paid/settlements	(870)		(669)
Other	4		(9)
Fair value of plan assets	8,277		7,940		7,561
Net Funded Status at December 31	(2,228)		(1,791)
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	76		92
Accrued compensation and benefit costs	(45)		(44)
Pension and other benefit liabilities	(2,259)		(1,839)
Post-retirement medical benefits	0		0
Net Amounts Recognized	(2,228)		(1,791)
Components of Net Periodic Benefit Costs:
Service cost	186		178		173
Interest cost	612		575		508
Defined Benefit Plan, Contributions by Plan Participants	10		11
Recognized net actuarial loss	72		71		25
Amortization of prior service credit	(23)		(22)		(21)
Recognized settlement loss	84		72		70
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(107)		0		0
Defined Benefit Plans	66		51		38
Net Periodic Benefit Plan, Defined Benefit and Contribution Plans	243		355		270
Total net periodic benefit cost	177		304		232
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	852		198		8
Prior service cost (credit)	(2)		(19)		0
Pension and Other Post Retirement, Amortization of Net Actuarial Loss	(153)		(143)		(95)
Amortization of net prior service credit	23		22		21
Amortization of net actuarial losses	107		0		0
Total Recognized in Other Comprehensive Income	(827)	[5]	(58)	[5]	66	[5]
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	1,070		413		204
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	827	[5]	58	[5]	(66)	[5]
Retiree Health [Member]
Change in Benefit Obligation:
Benefit obligation	1,006		1,102
Service cost	8		8		7
Interest cost	47		54		60
Plan participants' contributions	0	[4]	0	[4]	0	[4]
Plan amendments	(4)		(86)
Actuarial loss (gain)	26		13
Acquisitions	0		1
Currency exchange rate	(3)		6
Curtailments	0		0
Benefits paid/settlements	(106)		(118)
Other	0		0
Benefit obligation	1,007		1,006		1,102
Change in Plan Assets:
Fair value of plan assets	0		0
Actual return on plan assets	0		0
Employer contribution	73		92
Plan participants' contributions	33		26
Acquisitions	0		0
Currency exchange rate changes	0		0
Benefits paid/settlements	(106)		(118)
Other	0		0
Fair value of plan assets	0		0		0
Net Funded Status at December 31	(1,007)		(1,006)
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(82)		(86)
Pension and other benefit liabilities	0		0
Post-retirement medical benefits	(925)		(920)
Net Amounts Recognized	(1,007)		(1,006)
Components of Net Periodic Benefit Costs:
Service cost	8		8		7
Interest cost	47		54		60
Defined Benefit Plan, Contributions by Plan Participants	33		26
Recognized net actuarial loss	0		0		0
Amortization of prior service credit	(41)		(30)		(41)
Recognized settlement loss	0		0		0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0		0		0
Defined Benefit Plans	0		0		0
Total net periodic benefit cost	14		32		26
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	25		13		126
Prior service cost (credit)	(3)		(86)		1
Pension and Other Post Retirement, Amortization of Net Actuarial Loss	0		0		0
Amortization of net prior service credit	41		30		41
Amortization of net actuarial losses	0		0		0
Total Recognized in Other Comprehensive Income	(63)	[5]	43	[5]	(168)	[5]
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	77		(11)		194
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	$ 63	[5]	$ (43)	[5]	$ 168	[5]

[1]	(3)2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.
[2]	(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
[3]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[4]	(2)Expected return on plan assets includes expected investment income on non-TRA assets of $423, $376 and $405 and actual investment income on TRA assets of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.
[5]	(1)Interest cost includes interest expense on non-TRA obligations of $388, $381 and $390 and interest expense directly allocated to TRA participant accounts of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

Employee Benefit Plans, Benefit Plans Pre-tax Amounts Recognized in AOCL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 789	$ 682	$ 657
Defined Benefit Plan, Amortization of Net Gains (Losses)	108
Defined Benefit Plan, Accumulated Benefit Obligation		10,134	9,256
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(23)
Other Post-retirement Benefit Plans Amortization of Net Actuarial Loss	1
Other Post-retirement Benefit plans, Amortization of Prior Service Costs	(41)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		107	0	0
Pension Curtailment Gain, Net of Tax		66
Post Retirement Benefit, Plan Amendment, Change in Benefit Obligation		55
Post Retirement Benefit Plan, Plan Amendment, Change to Equity, Net of Tax		34
Post Retirement Benefit, Plan Amendment, Expense		13
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,277	7,940	7,561
Net actuarial loss (gain)		916	477
Prior service (credit) cost		23	22	21
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		107	0	0
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		2,552	1,867
Prior service (credit) cost		(37)	(167)
Total Pre-tax Loss (Gain)		2,515	1,700
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		70	54
Prior service (credit) cost		(163)	(200)
Total Pre-tax Loss (Gain)		$ (93)	$ (146)

Employee Benefit Plans, Accumulated Benefit Obligation in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 9,505	$ 5,726
Accumulated benefit obligation	9,178	5,533
Fair value of plan assets	7,204	3,883
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Parent Company Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.60%
Parent Company Stock [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%
Underfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	8,733	5,001
Accumulated benefit obligation	8,418	4,826
Fair value of plan assets	7,204	3,883
Unfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	772	725
Accumulated benefit obligation	760	707
Fair value of plan assets	$ 0	$ 0

Employee Benefit Plans, Defined Benefit Plans Assets Measured at Fair Value (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Global Plan Assets	$ 8,300,000,000		$ 7,900,000,000
Defined Benefit Plan, Fair Value of Plan Assets	789,000,000		682,000,000		657,000,000
Cash and Cash Equivalents	902,000,000		1,211,000,000		3,799,000,000	1,229,000,000
Pension Fair Value, Level One, Other Assets	(54,000,000)		27,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,191,000,000		3,596,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	4,297,000,000		3,662,000,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	789,000,000		682,000,000
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	8,277,000,000		7,940,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%		100.00%
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	578,000,000		640,000,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Cash and Cash Equivalents [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	578,000,000		640,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		8.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,247,000,000		2,496,000,000
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	691,000,000		655,000,000
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,938,000,000		3,151,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	36.00%		40.00%
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	511,000,000		507,000,000
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000		54,000,000
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Large Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	561,000,000		561,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		7.00%
Parent Company Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.60%
Parent Company Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000
Parent Company Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0
Parent Company Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0
Parent Company Stock [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	90,000,000		84,000,000
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Mid Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	90,000,000		84,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	83,000,000		60,000,000
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	89,000,000		62,000,000
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Small Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	172,000,000		122,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%		2.00%
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,209,000,000		1,513,000,000
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	481,000,000		514,000,000
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
International Developed Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,690,000,000		2,027,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	21.00%		26.00%
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	297,000,000		324,000,000
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	54,000,000		0
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Emerging Markets Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	351,000,000		324,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%		4.00%
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	7,000,000		8,000,000
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	17,000,000		25,000,000
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Global Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	24,000,000		33,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	225,000,000		248,000,000
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,354,000,000		2,647,000,000
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,579,000,000		2,895,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%		37.00%
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	9,000,000		4,000,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	416,000,000		209,000,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Treasury Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	425,000,000		213,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	5.00%		3.00%
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		75,000,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,407,000,000		1,011,000,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Government Agencies Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,471,000,000		1,086,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	18.00%		14.00%
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	150,000,000		167,000,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,470,000,000		1,412,000,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Corporate Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,620,000,000		1,579,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	20.00%		20.00%
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,000,000		2,000,000
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	61,000,000		15,000,000
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Asset-backed Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	63,000,000		17,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		4,000,000
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		69,000,000
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Common Collective Trust [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		73,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		1.00%
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	119,000,000		71,000,000
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	102,000,000		167,000,000
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Derivative [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	221,000,000		238,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%		3.00%
Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	18,000,000		0
Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	103,000,000		123,000,000
Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Interest Rate Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	121,000,000		123,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		2.00%
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	14,000,000		5,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	(1,000,000)		(12,000,000)
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Foreign Exchange Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	13,000,000		(7,000,000)
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Equity Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	23,000,000		0
Equity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		53,000,000
Equity Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Equity Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	23,000,000		53,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Other Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		66,000,000
Other Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		3,000,000
Other Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Other Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		69,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
Hedge Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		4,000,000		4,000,000
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		2,000,000
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		4,000,000
Hedge Funds [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		6,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	352,000,000		275,000,000		237,000,000
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	67,000,000		103,000,000
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	132,000,000		73,000,000
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	352,000,000		275,000,000
Real Estate [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	551,000,000		451,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		6.00%
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	318,000,000		308,000,000
Private Equity Or Venture Capital [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	318,000,000		308,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%		4.00%
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	116,000,000		96,000,000
Guaranteed Insurance Contracts [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	116,000,000		96,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
Other Plan Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	(48,000,000)	[1]	34,000,000	[1]
Other Plan Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	18,000,000	[1]	49,000,000	[1]
Other Plan Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0	[1]	(1,000,000)	[1]
Other Plan Assets [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	$ (30,000,000)	[1]	$ 82,000,000	[1]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%	[1]

[1]	(1)Other Level 1 assets include net non-financial liabilities of $(54) such as due to/from broker, interest receivables and accrued expenses.

Employee Benefit Plans, Defined Benefit Plans Measured Using Significant Unobservable Inputs Level 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 102	$ 72
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(71)	(85)
Net transfers in (out) from Level 1	14	1
Realized gains (losses)	45	31
Unrealized gains (losses)	10	20
Currency translation	(7)	(15)
Other	5	1
Net transfers in (out) from Level 2	9
Defined Benefit Plan, Fair Value of Plan Assets	789	682	657
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(1)	0
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Currency translation	0	0
Other	0	0
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	3	4	4
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	69	41
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(6)	(34)
Net transfers in (out) from Level 1	2	0
Realized gains (losses)	0	5
Unrealized gains (losses)	18	22
Currency translation	(4)	(6)
Other	(2)	10
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	352	275	237
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	30	30
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(61)	(38)
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	46	28
Unrealized gains (losses)	(4)	0
Currency translation	0	0
Other	0	1
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	318	307	286
Defined Benefits Assets, Guaranteed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	3	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(3)	(13)
Net transfers in (out) from Level 1	12	1
Realized gains (losses)	(1)	(2)
Unrealized gains (losses)	(4)	(2)
Currency translation	(3)	(9)
Other	6	(9)
Net transfers in (out) from Level 2	9
Defined Benefit Plan, Fair Value of Plan Assets	116	97	130
Defined Benefits Plan Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	0
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Currency translation	0	0
Other	1	(1)
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ (1)	$ 0

Employee Benefit Plans Pension Benefits Other Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Contributions	$ 426	$ 237	$ 122
Defined Benefit Plan, Contributions by Employer	$ 556	$ 73
Pension Benefit Plans, Contribution, Shares	16.6

Employee Benefit Plans, Funded Status by Geographic Region (Details) (USD $)	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 8,300,000,000
Defined Benefit Plan, Benefit Obligation	10,500,000,000
Defined Benefit Plan, Funded Status of Plan	(2,200,000,000)
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,300,000,000
Defined Benefit Plan, Benefit Obligation	4,600,000,000
Defined Benefit Plan, Funded Status of Plan	(1,300,000,000)
Defined Benefit Plans, Funded [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,400,000,000
Defined Benefit Plan, Benefit Obligation	1,300,000,000
Defined Benefit Plan, Funded Status of Plan	100,000,000
Defined Benefit Plans, Funded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,300,000,000
Defined Benefit Plan, Benefit Obligation	4,300,000,000
Defined Benefit Plan, Funded Status of Plan	(1,000,000,000)
Unfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0
Defined Benefit Plan, Benefit Obligation	500,000,000
Defined Benefit Plan, Funded Status of Plan	(500,000,000)
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0
Defined Benefit Plan, Benefit Obligation	300,000,000
Defined Benefit Plan, Funded Status of Plan	(300,000,000)
Funded and Unfunded Plans [Member] | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,000,000,000
Defined Benefit Plan, Benefit Obligation	3,300,000,000
Defined Benefit Plan, Funded Status of Plan	(300,000,000)
Funded and Unfunded Plans [Member] | CANADA
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	600,000,000
Defined Benefit Plan, Benefit Obligation	800,000,000
Defined Benefit Plan, Funded Status of Plan	$ (200,000,000)

Employee Benefit Plans, Investment Strategy (Details)	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Investments, percent	0.41	0.42
Fixed Income Investments, percent	0.45	0.45
Defined Benefit Plan, Real Estate	7.00%	7.00%
Private Equity, percent	0.04	0.04
Other Investments, percent	0.03	0.02
Pension Plan Assets, Investment Strategy	1	1

Employee Benefit Plans, Assumptions(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year		0.085	0.09
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)		0.049	0.049
Defined Benefit Plan, Expected Future Benefit Payments in Year One		781
Other Post Retirement Benefit Plans, Expected Future Payment, Year One		80
Contribution of common stock to U.S. pension plan		130
Defined Benefit Plan, Contributions by Employer		556	73
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		560
Post Retirement Benefit Plan, Future Employer Contribution in Next Fixcal Year		80
Defined Benefit Plan, Expected Future Benefit Payments in Year Two		640
Other Post Retirement Benefit Plans, Expected Future Payments, Year Two		83
Defined Benefit Plan, Expected Future Benefit Payments in Year Three		627
Other Post Retirement Benefit Plans, Expected Future payment, Year Three		82
Defined Benefit Plan, Expected Future Benefit Payments in Year Four		654
Other Post Retirement Benefit Plans, Expected Future Payments, Yesr Four		81
Defined Benefit Plan, Expected Future Benefit Payments in Year Five		664
Other Post Retirement Benefit Plan, Expected Future Payments, Year Five		80
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter		3,426
Other Post Retirement Benefit Plan, Expected Future Payments, Years After Five		372
Year that the rate reaches the ultimate trend rate		2017	2017
Other Benefit Plan Costs Trend Rate 1% Increase [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Benefit Plans, Effect on Total Service and Interest Cost Components		5,000,000
Other Benefit Plans Effect of Benefit Obligation		89,000,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.70%	5.20%	5.70%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.70%	5.20%	5.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.90%	7.20%	7.30%	7.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.10%	3.10%	3.60%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			3.10%	3.60%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.50%	4.90%	5.40%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.50%	4.90%	5.40%
Defined Benefit and Other Post Retirement Plans Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.10%
Other Benefit Plans Trend Rate 1% Decrease [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Benefit Plans, Effect on Total Service and Interest Cost Components		(4,000,000)
Other Benefit Plans Effect of Benefit Obligation		(72,000,000)

Income and Other Taxes Income and Other Taxes - Domestic and Foreign (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Loss Before Income Tax, Domestic and Foreign [Abstract]
Domestic income (loss)	$ 917	$ 433	$ 45
Foreign income	648	382	582
Income (Loss) Before Income Taxes	$ 1,565	$ 815	$ 627

Income and Other Taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Note 15 - Income and Other Taxes [Abstract]
U.S. federal statutory income tax rate	35.00%		35.00%		35.00%
Nondeductible expense	2.00%		6.30%		3.20%
Effect of tax law changes	0.20%		(0.20%)		0.00%
Change in valuation allowance for deferred tax assets	(0.30%)		2.60%		(1.70%)
State taxes, net of federal benefit	2.40%		2.00%		(0.20%)
Audit and other tax return adjustments	(1.00%)		(3.60%)		(8.70%)
Tax-exempt income	(3.10%)		(3.90%)		(4.70%)
Other foreign, including earnings taxed at different rates	(10.40%)	[1]	(6.70%)	[1]	0.50%	[1]
Other	(0.10%)		(0.10%)		0.80%
Effective Income Tax Rate	24.70%		31.40%		24.20%
Income Taxes Paid	$ 94		$ 49		$ 78

[1]	(1)The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Income and Other Taxes - Allocation of Income Tax Expense Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Income Tax Expense Benefit [Abstract]
Pre-tax income	$ (386)	$ (256)	$ (152)
Income Tax Expense (Benefit), Allocation of Tax	386	256	152
Changes in defined benefit plans	(277)	12	(61)
Stock option and incentive plans, net	1	(6)	21
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	3	5	0
Translation adjustments and other	2	6	(13)
Total Income Tax Expense Benefit	$ 115	$ 273	$ 99

Income and Other Taxes - Unrecognized Tax Benefits Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrecognized Tax Benefits [Line Items]
Balance, Start	$ 186		$ 148		$ 170
Additions from acquisitions	0		46		0
Additions related to current year	43		38		6
Additions related to prior years positions	38		24		27
Reductions related to prior years positions	(17)		(16)		(33)
Settlements with taxing authorities	(14)	[1]	(19)	[1]	(7)	[1]
Reductions related to lapse of statute of limitations	(8)		(35)		(29)
Currency	(3)		0		14
Balance, End	225		186		148
Unrecognized Tax Benefits, Reasonably Possible but Uncertainty of Timing	36		39		67
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 28		$ 31		$ 13

[1]	(1)Majority of settlements did not result in the utilization of cas

Income and Other Taxes - Deferred Tax Asset And Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Net, Current	$ 229,000,000	$ 298,000,000
Research and development	876,000,000	855,000,000
Post-retirement medical benefits	368,000,000	373,000,000
Depreciation	224,000,000	200,000,000
Net operating losses	637,000,000	634,000,000
Other operating reserves	95,000,000	194,000,000
Tax credit carryforwards	379,000,000	409,000,000
Deferred compensation	306,000,000	340,000,000
Allowance for doubtful accounts	93,000,000	97,000,000
Restructuring reserves	29,000,000	78,000,000
Pension	547,000,000	437,000,000
Other	168,000,000	156,000,000
Subtotal	3,722,000,000	3,773,000,000
Valuation allowance	(677,000,000)	(735,000,000)
Total	3,045,000,000	3,038,000,000
Unearned income and installment sales	1,016,000,000	1,025,000,000
Intangibles and goodwill	1,227,000,000	1,229,000,000
Other	13,000,000	54,000,000
Total	2,256,000,000	2,308,000,000
Total Deferred Taxes, Net	789,000,000	730,000,000
Undistributed Earnings of Foreign Subsidiaries	8,000,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	58,000,000	(63,000,000)
Tax Credit Carryforwards, Indefinitely	102,000,000
Deferred Tax Carryforwards, Expire	277,000,000
Net Operating Loss Carryforwards, Expire	1,000,000,000
Net Operating Loss Carryforwards, Indefinitely	$ 2,500,000,000

Income and Other Taxes - Income Tax Expense (Benefit), Current Deferred, by Jurisdiction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 52	$ 153	$ (50)
Deferred Federal Income Tax Expense (Benefit)	134	(17)	109
Current Foreign Tax Expense (Benefit)	103	59	84
Deferred Foreign Income Tax Expense (Benefit)	38	8	11
Current State and Local Tax Expense (Benefit)	28	46	(2)
Deferred State and Local Income Tax Expense (Benefit)	31	7	0
Current Income Tax Expense (Benefit)	386	256	152
Income Taxes Paid	$ 94	$ 49	$ 78

Contingencies and Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Letters of credit	$ 300
Product Warranty Expense	30	33	34
Product Warranty Accrual	16	18
Brazil Tax And Labor Contingencies [Member]
Loss Contingencies [Line Items]
Unreserved tax and labor contingencies	1,120	1,274
Escrow cash deposits	240
Net book value of assets with liens	16
Letters of credit	$ 237

Contingencies and Litigation - Guarantor (Details) (USD $)	Dec. 31, 2011 loans
Guarantor Obligations [Line Items]
Outstanding Student Loan Portfolio, Loans	4,000,000
Outstanding Principal Balance - Student Loan Portfolio	$ 56,600,000,000
Reserves for losses on defaulted loans	1,000,000
Contractual and Corporate Obligations Guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	445,000,000
Surety Bonds Guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	$ 788,000,000

Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	11 Months Ended
	Sep. 14, 2009	Dec. 31, 2010	Feb. 05, 2010
Preferred Units [Line Items]
Preferred Stock, Shares Issued			300,000
Auction Market Preferred Securities, Stock Series, Liquidation Value			$ 300
Preferred Stock Aggregate Fair Value			$ 349
Preferred Stock, Dividend Rate, Percentage		8.00%
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Preferred Stock Converted into Common Share			89.8876
Conversion of Stock, Shares Issued		26,966,000
Preferred Stock Initial Conversion Price per Share		$ 11.125
Stock Conversion Premium at Acquisition Date		25.00%
Average Common Stock Price	$ 8.9

Shareholders' Equity - Treasury Stock (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Share Repurchase Program, Additional Amount Authroized to be Repurchased		$ 500,000,000
Authorized share repurchase programs	4,500,000,000
Share repurchase cost	3,641,000,000
Fees Associated With Repurchase of Stock	6,000,000
Number of shares repurchased	282,036
Share Repurchase Program Combined Authorizaiton		$ 5,000,000,000

Shareholders' Equity - Common Stock and Treasury Stock Period Activity (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option and incentive plans, net	(6,079)		(51,252)		(146)
Acquisition of Treasury stock	282,036
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	1,397,578		869,381		864,777
Stock option and incentive plans, net	11,027		37,018		4,604
Contribution to pension plans, stock	16,645	[1]
ACS Acquisitions			489,802	[2]
Acquisition of Treasury stock	0
Cancellation of Treasury stock	(72,435)
common stock, other	34		1,377
Balance	1,352,849		1,397,578		869,381
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	0		0		0
Stock option and incentive plans, net	0		0		0
Contribution to pension plans, stock	0	[1]
ACS Acquisitions			0	[2]
Acquisition of Treasury stock	87,943
Cancellation of Treasury stock	(72,435)
common stock, other	0		0
Balance	15,508		0		0

[1]	(2)Refer to Note 14 - Employee Benefits Plans for additional information.
[2]	(1)Refer to Note 3 - Acquisitions for additional information.

Shareholders' Equity - Stock-based Compensation Expense and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation Expense and Tax Benefit [Abstract]
Unrecognized stock-based compensation, total	$ 209
Stock-based compensation expense, pre-tax	123	123	85
Income tax benefit recognized in earnings	$ 47	$ 47	$ 33
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	31	30

Shareholders' Equity - Share-based Compensation, RSUs Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Restricted Stock Awards, Shares Outstanding		32,000,000	25,000,000	14,000,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	8,000,000	12,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(5,000,000)	(4,000,000)	(4,000,000)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	(1,000,000)	(1,000,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	34,000,000	32,000,000	25,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted Average Fair Value	8.68	10.18	15.43
Share Based Compensation, Restricted Stock Units, Granted in Period, Weighted Average Fair Value	10.66	8.56	6.69
Share Based Compensation, Restricted Stock Units, Vested, Weighted Average Fair Value	11.64	18.22	15.17
Share Based Compensation, Restricted Stock Award, Canceled, Weighted Average Fair Value	8.57	10.36	13.94
Outstanding, Weighted Average Fair Value	8.7	8.68	10.18

Shareholders' Equity - Stock-based Compensation, Restricted Stock Units, Vested, Intrinisic Value and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Aggregate Intrinsic Value, Restricted Stock Awards	$ 269
Total intrinsic value of vested RSUs	18	155	0
Tax benefit realized for vested RSUs and PSs tax deductions	47	47	33
Share Based Compensation, Restricted Stock Awards, Nonvested, Unrecognized Compensation Costs	124
Share Based Compensation, Restricted Staock Awards, Nonvested, Unrecognized Compensation Costs Remaining Weighted Average Term	1.3
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of vested RSUs	56	31	19
Tax benefit realized for vested RSUs and PSs tax deductions	$ 22	$ 10	$ 6

Shareholders' Equity - Share-based Compensation, Performance Share Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		96,662	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 8.38	$ 7.33	$ 24.68
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	4,852	5,364	718
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.42	$ 8.1	$ 15.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,587)	(1,566)	(3,075)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 12.84	$ 18.48	$ 15.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(1,273)	(901)	(147)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 12.79	$ 15.51	$ 15.52
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	9,763	7,771	4,874	7,378
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 9.21	$ 9.78	$ 15.49	$ 15.39

Shareholders' Equity - Share-based Compensation, Performance Shares, Vested, Intrinsic Value and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Performance Shares, Aggregate Intrinsic Value	$ 78
Tax benefit realized for vested RSUs and PSs tax deductions	47	47	33
Share Based Compensation, Performance Shares, Nonvested, Unrecognized Compensation Costs	62
Share Based Compensation, Performance Shares, Nonvested, Costs Recognized Weighted Average Term	1.9
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of vested PSs	$ 17	$ 12	$ 15
Tax benefit realized for vested RSUs and PSs tax deductions	$ 6	$ 5	$ 6

Shareholders' Equity - Share-based Compensation, Stock Options, Acquisition of ACS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2009 year	Jul. 31, 2009 year	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock options issued and outstanding				42,136
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				96,662	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0	$ 6.79	$ 0
Strike price	$ 6.33	$ 6.89	$ 123,000,000	$ 123,000,000	$ 85,000,000
Expected volatility	38.05%	37.90%
Risk-free interest rate	1.96%	0.23%
Dividend yield	1.97%	1.97%
Expected term	4.2	0.75
Share Based Compensation, Options Granted, Acquisition of ACE, Black-Scholes, Fair Value						222,000,000
Stock Based Compensation, Options Granted, Acquisition ACS, Pre Acquisition Grant						168,000,000
Share Based Compensation, Options Granted, Acquisition-ACS, Other						$ 54,000,000

Shareholders' Equity - Shard-based Compensation,Stock Option Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Start	71,038	28,363	45,185
Options Granted, ACS Acquisition	0
Options, Canceled/Expired	(14,889)	(2,735)	(16,676)
Options, Exercises	(6,079)	(51,252)	(146)
Options, Outstanding, End	50,070	71,038	28,363
Options, Exercisable, Number	39,987	57,985	28,363
Options, Outstanding, Weighted Average Exercise Price - Start	$ 8	$ 10.13	$ 15.49
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 6.79	$ 0
Options, Canceled/Expired, Weighted Average Exercise Price	$ 8.38	$ 7.33	$ 24.68
Options, Exercises in Period, Weighted Average Exercise Price	$ 8.21	$ 6.92	$ 5.88
Options, Outstanding, Weighted Average Exercise Price - End	$ 6.98	$ 8	$ 10.13
Options, Exercisable, Weighted Average Exercise Price	$ 7.14	$ 8.38	$ 10.13

Shareholders' Equity - Share-based Compensation, Stock Options, Intrinisic Value and Remaining Life (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Intrinsic Value	$ 119
Options, Exercisable, Intrinsic Value	$ 102
Options, Outstanding, Weighted Average Remaining Contractual Term	4.3
Options, Exercisable, Weighted Average Remaining Contractual Term	3.5

Shareholders' Equity - Share-based Compensation, Stock options, Exercised (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 23
Total intrinsic value of stock options	18	155	0
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	$ 7	$ 56	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.6

Shareholders' Equity - Equity Stock Information (Details) (USD $)	Dec. 31, 2011	Feb. 05, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	22,000,000
Preferred Stock, Par or Stated Value Per Share	$ 1
Common Stock, Shares Authorized	1,750,000,000
Common Stock, Par or Stated Value Per Share	$ 1
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	150,000,000
Common Stock, Future Share Issuance, Debt to Equity Exchanges	48,000,000
Common Stock, Future Stock Issuance, Conversion of Series A Comvertible Preferred Stock	27,000,000
Common Stock, Future Shares Issuance, Conversion of Convertible Debt	2,000,000
Common Stock Issued, ACS Acquisition		489,802,000

Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accumulated Other Comprehensive Income Loss [Abstract]
Cumulative translation adjustments	$ (939)		$ (835)		$ (800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	[1]	(1,167)	[1]	(1,190)	[1]
Other unrealized gains, net	26		14		2
Total Accumulated Other Comprehensive Loss	(2,716)		(1,988)		(1,988)
Other Comprehensive Income [Abstract]
Translation Adjustment (Gains) Losses, Before Tax	(103)		(29)		583
Translation Adjustment (Gains) Losses, Net of Tax	(105)	[2]	(35)	[2]	596	[2]
Changes in fair value gains (losses), before Tax	30		46		(1)
Changes in fair value gains (losses), Net of Tax	22		31		(1)
Reclass to earnings, before Tax	(14)	[3]	(28)	[3]	2	[3]
Reclass to earnings, Net of Tax	(9)	[3]	(18)	[3]	2	[3]
Other, Before Tax	(1)		(1)		1
Other, Net of Tax	(1)		(1)		1
Net Unrealized Gains (Losses), Before Tax	15		17		2
Net Unrealized Gains (Losses), Net of Tax	12	[2]	12	[2]	2	[2]
Actuarial/Prior service gains (losses), Before Tax	(872)		(106)		(135)
Actuarial/Prior service gains (losses), Net of Tax	(607)		(191)		(54)
Actuarial/Prior service amortization, before Tax	89	[4]	91	[4]	33	[4]
Actuarial/Prior service amortization, Net of Tax	60	[4]	164	[4]	13	[4]
Other Comprehensive Income (Loss), Pension and Other Postretrirement Benefit Plans, Curtailment Gains, Pre-tax	(107)		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Plans, Curtailment Gainss, After-tax	(66)		0		0
Fuji Xerox changes in defined benefit plans, net , before tax	(31)	[5]	28	[5]	(36)	[5]
Fuji Xerox changes in defined benefit plans, net, net of tax	(31)	[5]	28	[5]	(36)	[5]
Other net, before tax	8	[6]	22	[6]	(92)	[6]
Other net, net of tax	8	[6]	22	[6]	(92)	[6]
Change in Benefit Plans Gains (Losses), Before Tax	(913)		35		(230)
Change in Benefit Plans Gains (Losses), Net of Tax	(636)		23		(169)
Other Comprehensive Income, Net, Before Tax	(1,001)		23		355
Other Comprehensive Income, Net, Net of Tax	(729)		0		429
Less: Other comprehensive income attributable to noncontrolling interest, before tax	(1)		0		1
Less: Other comprehensive Income attributable to noncontrolling interest, net of tax	(1)	[2]	0	[2]	1	[2]
Other Comprehensive Income Attributable to Xerox, Before Tax	(1,000)		23		354
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (728)	[2]	$ 0	[2]	$ 428	[2]

[1]	(1)Includes our share of Fuji Xerox.
[2]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[3]	(1) Reclassified to Cost of sales - refer to Note 12 - Financial Instruments for additional information regarding our cash flow hedges.
[4]	(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
[5]	(3) Represents our share of Fuji Xerox's benefit plan changes.
[6]	(4) Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Earnings per Share, Reconciliation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox												$ 1,295	$ 606	$ 485
Weighted-average common shares outstanding												1,388,096	1,323,431	869,979
Basic Earnings per Share												$ 0.92	$ 0.44	$ 0.56
Dividends per common share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox												1,295	606	485
Accrued dividends on preferred stock												24	21	0
Adjusted Net Income Available to Common Shareholders												$ 1,271	$ 585	$ 485
Weighted-average common shares outstanding												1,388,096	1,323,431	869,979
Basic Earnings per Share												$ 0.92	$ 0.44	$ 0.56

Earnings per Share Earnings per Share, Diluted, by Common Class (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox	$ 1,295	$ 606	$ 485
Accrued dividends on preferred stock, diluted	0	21	0
Interest on Convertible Securities, net	1	0	1
Adjusted Net Income Available to Common Shareholders	$ 1,296	$ 585	$ 486
Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Adjusted Weighted Average Common Shares Outstanding	1,443,774	1,350,728	879,520
Diluted Earnings per Share	$ 0.9	$ 0.43	$ 0.55
Stock Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	9,727	13,497	462
Restricted Stock and performance shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	16,993	13,800	7,087
Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	26,966	0	0
Convertible Debt Securities [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities	1,992	0	1,992

Earnings per Share Anti-Dilutive Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	66,361	112,482	50,475
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	40,343	57,541	27,901
Restricted Stock and performance shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	26,018	25,983	22,574
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	0	26,966	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	0	1,992	0

Earnings per Share Dividends Per Common Share (Details) (USD $)	3 Months Ended											12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends per common share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17

Subsequent Events (Details) (RK Dixon [Member], USD $) In Millions, unless otherwise specified	Feb. 01, 2012
RK Dixon [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 58

Subsequent Events - Debt Exchange (Details) (USD $) In Millions, unless otherwise specified	Feb. 01, 2012
Zero Coupon Notes due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.71%
Debt, Zero Coupon Notes, Accreted Book Value at Date of Exchange	$ 303
Senior Notes due 2021 4.5% [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt, Senior Notes, Increase in Notes due to Exchange of Debt Instruments	363
Debt Instrument, Face Amount	700
Debt Instrument Face Amount, Adjusted Amount	$ 1,063

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	$ 324	[1]	$ 370	[1]	$ 329
Additions charged to bad debt provision	157	[2]	188	[2]	291	[2]
Amounts (credited) charged to other income statement accounts	(3)	[2]	(8)	[2]	(2)	[2]
Deductions and other, net of recoveries	(175)	[1]	(226)	[1]	(248)	[1]
Valuation Allowances and Reserves, Ending Balance	303	[1]	324	[1]	370	[1]
Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	112	[1]	148	[1]	131
Additions charged to bad debt provision	57	[2]	60	[2]	114	[2]
Amounts (credited) charged to other income statement accounts	(1)	[2]	(14)	[2]	(5)	[2]
Deductions and other, net of recoveries	(66)	[1]	(82)	[1]	(92)	[1]
Valuation Allowances and Reserves, Ending Balance	102	[1]	112	[1]	148	[1]
Financing Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	212	[1]	222	[1]	198
Additions charged to bad debt provision	100	[2]	128	[2]	177	[2]
Amounts (credited) charged to other income statement accounts	(2)	[2]	6	[2]	3	[2]
Deductions and other, net of recoveries	(109)	[1]	(144)	[1]	(156)	[1]
Valuation Allowances and Reserves, Ending Balance	$ 201	[1]	$ 212	[1]	$ 222	[1]

[1]	(2)Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.
[2]	(1)Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.